UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:          811-24018

Victory Variable Insurance Funds II
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway Building Two, San Antonio, Texas 78256
 (Address of principal executive offices)                                    (Zip code)

Christopher J. Kelley, Victory Capital Management Inc. 60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Victory Pioneer Bond VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$22	0.44%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$128,572
Number of Holdings	805
Portfolio Turnover	113%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	26.0%
U.S. Government Agency Mortgages	27.9%
Yankee Dollars	13.9%
U.S. Treasury Obligations	11.8%
Collateralized Mortgage Obligations	9.1%
Asset-Backed Securities	7.6%
Affiliated Mutual Fund	4.4%
OtherFootnote Reference**	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIBD1V — SAR (6/26)

Victory Pioneer Bond VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Bond VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$34	0.69%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$128,572
Number of Holdings	805
Portfolio Turnover	113%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	26.0%
U.S. Government Agency Mortgages	27.9%
Yankee Dollars	13.9%
U.S. Treasury Obligations	11.8%
Collateralized Mortgage Obligations	9.1%
Asset-Backed Securities	7.6%
Affiliated Mutual Fund	4.4%
OtherFootnote Reference**	2.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIBD2V — SAR (6/26)

Victory Pioneer Equity Income VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$41	0.79%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$72,537
Number of Holdings	59
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	4.1%
Communication Services	6.3%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Energy	9.3%
Health Care	12.2%
Information Technology	14.0%
Industrials	14.5%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.1%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.8%
United Parcel Service, Inc., Class B	3.5%
State Street Corp.	3.0%
3M Co.	2.9%
Cisco Systems, Inc.	2.9%
International Business Machines Corp.	2.7%
Comcast Corp., Class A	2.6%
Wells Fargo & Co.	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIEI1V — SAR (6/26)

Victory Pioneer Equity Income VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Equity Income VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$54	1.04%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$72,537
Number of Holdings	59
Portfolio Turnover	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	1.4%
Utilities	4.1%
Communication Services	6.3%
Consumer Staples	7.3%
Consumer Discretionary	7.7%
Energy	9.3%
Health Care	12.2%
Information Technology	14.0%
Industrials	14.5%
Financials	22.3%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Bank of America Corp.	4.1%
JPMorgan Chase & Co.	3.9%
Exxon Mobil Corp.	3.8%
United Parcel Service, Inc., Class B	3.5%
State Street Corp.	3.0%
3M Co.	2.9%
Cisco Systems, Inc.	2.9%
International Business Machines Corp.	2.7%
Comcast Corp., Class A	2.6%
Wells Fargo & Co.	2.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIEI2V — SAR (6/26)

Victory Pioneer Fund VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$39	0.74%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$190,490
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.4%
Financials	6.4%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	8.9%
Industrials	13.2%
Information TechnologyFootnote Reference**	35.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIFD1V — SAR (6/26)

Victory Pioneer Fund VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Fund VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$52	0.99%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$190,490
Number of Holdings	45
Portfolio Turnover	32%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Consumer Staples	2.4%
Energy	4.0%
Consumer Discretionary	6.4%
Financials	6.4%
Materials	7.2%
Utilities	7.3%
Health Care	7.9%
Communication Services	8.9%
Industrials	13.2%
Information TechnologyFootnote Reference**	35.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
NVIDIA Corp.	8.9%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	4.6%
United Parcel Service, Inc., Class B	4.5%
NRG Energy, Inc.	4.4%
Apple, Inc.	4.1%
Microsoft Corp.	4.0%
Martin Marietta Materials, Inc.	3.7%
Freeport-McMoRan, Inc.	3.5%
Eli Lilly & Co.	3.3%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIFD2V — SAR (6/26)

Victory Pioneer High Yield VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$45	0.90%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$27,254
Number of Holdings	186
Portfolio Turnover	27%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	71.5%
Yankee Dollars	15.9%
Affiliated Mutual Fund	3.4%
Senior Secured Loans	2.2%
OtherFootnote Reference**	0.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIHY1V — SAR (6/26)

Victory Pioneer High Yield VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer High Yield VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$58	1.15%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$27,254
Number of Holdings	186
Portfolio Turnover	27%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	71.5%
Yankee Dollars	15.9%
Affiliated Mutual Fund	3.4%
Senior Secured Loans	2.2%
OtherFootnote Reference**	0.6%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIHY2V — SAR (6/26)

Victory Pioneer Mid Cap Value VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$41	0.76%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$113,779
Number of Holdings	66
Portfolio Turnover	11%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.3%
Consumer Staples	6.1%
Health Care	6.4%
Real Estate	7.0%
Utilities	7.6%
Information Technology	8.2%
Consumer Discretionary	8.8%
Energy	8.8%
Industrials	17.9%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Corp.	5.1%
Northern Trust Corp.	3.1%
Devon Energy Corp.	3.0%
M&T Bank Corp.	3.0%
CenterPoint Energy, Inc.	2.5%
Raymond James Financial, Inc.	2.5%
Citizens Financial Group, Inc.	2.2%
Truist Financial Corp.	2.2%
AGCO Corp.	2.1%
Eversource Energy	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIMV1V — SAR (6/26)

Victory Pioneer Mid Cap Value VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$54	1.01%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$113,779
Number of Holdings	66
Portfolio Turnover	11%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Materials	4.3%
Consumer Staples	6.1%
Health Care	6.4%
Real Estate	7.0%
Utilities	7.6%
Information Technology	8.2%
Consumer Discretionary	8.8%
Energy	8.8%
Industrials	17.9%
Financials	22.9%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
State Street Corp.	5.1%
Northern Trust Corp.	3.1%
Devon Energy Corp.	3.0%
M&T Bank Corp.	3.0%
CenterPoint Energy, Inc.	2.5%
Raymond James Financial, Inc.	2.5%
Citizens Financial Group, Inc.	2.2%
Truist Financial Corp.	2.2%
AGCO Corp.	2.1%
Eversource Energy	2.1%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIMV2V — SAR (6/26)

Victory Pioneer Select Mid Cap Growth VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Select Mid Cap Growth VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$48	0.86%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$118,893
Number of Holdings	78
Portfolio Turnover	39%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Value	Value
Real Estate	1.1%
Communication Services	1.4%
Consumer Staples	1.9%
Utilities	2.7%
Energy	3.1%
Financials	6.7%
Consumer Discretionary	12.1%
Health Care	14.6%
Industrials	21.8%
Information TechnologyFootnote Reference**	34.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)Footnote Reference

(as of June 30, 2026)

Table Summary
Cloudflare, Inc., Class A	3.5%
W.W. Grainger, Inc.	3.0%
Western Digital Corp.	2.9%
Flex Ltd.	2.9%
Vertiv Holdings Co., Class A	2.8%
Sandisk Corp.	2.8%
Advanced Micro Devices, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%
Datadog, Inc., Class A	2.5%
Siemens Energy AG	2.4%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	In the Schedule of Portfolio Investments, if a sector comprises more than 25% of the net assets of the Fund, the securities in that sector are displayed at the industry classification level.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPIGO1V — SAR (6/26)

Victory Pioneer Strategic Income VCT Portfolio

Class I

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class I	$37	0.75%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$29,225
Number of Holdings	468
Portfolio Turnover	95%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.3%
Yankee Dollars	18.8%
U.S. Treasury Obligations	17.8%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	9.9%
Affiliated Mutual Fund	5.2%
Asset-Backed Securities	4.3%
OtherFootnote Reference**	3.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPISI1V — SAR (6/26)

Victory Pioneer Strategic Income VCT Portfolio

Class II

Semi-Annual Shareholder Report — June 30, 2026

The semi-annual shareholder report contains important information about Victory Pioneer Strategic Income VCT Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at advisor.vcm.com/literature/ mutual-fund-prospectuses. You may also request more information by calling 800-539-3863 or visiting vcm.com/contact-us.

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 InvestmentFootnote Reference*
Class II	$50	1.00%

Footnote	Description
Footnote*	Annualized

FUND STATISTICS

($ amounts in 000s)

(as of June 30, 2026)

Table Summary
Net Assets	$29,225
Number of Holdings	468
Portfolio Turnover	95%

Asset AllocationFootnote Reference* ^ (% of Net Assets)

(as of June 30, 2026)

Table Summary
Value	Value
Corporate Bonds	25.3%
Yankee Dollars	18.8%
U.S. Treasury Obligations	17.8%
U.S. Government Agency Mortgages	16.4%
Collateralized Mortgage Obligations	9.9%
Affiliated Mutual Fund	5.2%
Asset-Backed Securities	4.3%
OtherFootnote Reference**	3.0%
Table Summary
*	Does not include short-term investments, derivative contracts except for options purchased, or other assets in excess of liabilities.
**	Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.
^	Percentages are of the net assets of the Fund and may not equal 100%.
Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Shareholder Information

Additional information about the Fund is available on vcm.com and the adjacent QR code including:

Full Financials

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800-539-3863 or visit vcm.com/contact-us.

VPISI2V — SAR (6/26)

(b)  Not applicable.

Item 2. Code of Ethics.

         Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
18
Statement of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
22
Notes to Financial Statements (Form N-CSR Item 7) 24

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (7.6%)
ABS Auto (3.2%):
American Credit Acceptance Receivables Trust .................................
Series 2024-3, Class D, 6.04%, 7/12/30, Callable 2/12/28 @ 100(a) ............... $ 100 $ 101
Series 2025-2, Class D, 5.50%, 8/12/31, Callable 7/12/28 @ 100(a) ............... 170 172
Series 2025-4, Class D, 5.25%, 9/12/31, Callable 5/12/28 @ 100(a) ............... 100 100
Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32, Callable 2/15/29 @ 100 390 391
Exeter Automobile Receivables Trust .........................................
Series 2023-5A, Class D, 7.13%, 2/15/30, Callable 12/15/28 @ 100 ............... 300 308
Series 2024-5A, Class D, 5.06%, 2/18/31, Callable 3/15/29 @ 100 ................ 170 170
Series 2025-3A, Class D, 5.57%, 10/15/31, Callable 9/15/29 @ 100 ............... 370 372
GLS Auto Receivables Issuer Trust ..........................................
Series 2023-4A, Class D, 7.18%, 8/15/29, Callable 12/15/28 @ 100(a) ............. 140 143
Series 2024-3A, Class D, 5.53%, 2/18/31, Callable 5/15/29 @ 100(a) .............. 470 473
Series 2025-2A, Class D, 5.59%, 1/15/31, Callable 8/15/29 @ 100(a) .............. 100 101
GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31, Callable
6/15/29 @ 100(a) ................................................... 100 100
Hertz Vehicle Financing III LP, Series 2021-2A, Class B, 2.12%, 12/27/27(a) ............ 300 298
Merchants Fleet Funding LLC ..............................................
Series 2024-1A, Class C, 6.18%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 220 222
Series 2024-1A, Class D, 6.85%, 4/20/37, Callable 3/20/27 @ 100(a) .............. 110 111
Series 2025-1A, Class A, 4.49%, 1/20/39, Callable 3/20/29 @ 100(a) .............. 110 110
Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31, Callable 3/15/29 @
100(a) ........................................................... 110 109
Santander Drive Auto Receivables Trust .......................................
Series 2024-2, Class D, 6.28%, 8/15/31, Callable 5/15/28 @ 100 ................. 150 153
Series 2024-4, Class D, 5.32%, 12/15/31, Callable 6/15/28 @ 100 ................ 340 341
VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30, Callable 12/15/28 @
100(a) ........................................................... 100 107
Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30, Callable
2/15/28 @ 100(a) ................................................... 250 253
4,135
ABS Card (0.4%):
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32,
Callable 9/15/27 @ 100(a) ............................................ 100 101
Mission Lane Credit Card Master Trust .......................................
Series 2024-B, Class A, 5.88%, 1/15/30(a) ................................. 220 220
Series 2024-B, Class B, 6.32%, 1/15/30(a) ................................. 140 140
461
ABS Home (0.3%):
Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32, Callable 7/25/26 @
100(b) ........................................................... 12 11
GS Mortgage-Backed Securities Trust, Series 2025-CES1, Class A1A, 5.57%, 5/25/55,
Callable 3/25/28 @ 100(a)(b) .......................................... 128 129
RCKT Mortgage Trust, Series 2026-CES6, Class A1A, 5.32%, 6/25/56, Callable 6/25/30 @
100(a)(b) ......................................................... 150 150
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54, Callable 5/25/27
@ 100(a)(b) ....................................................... 149 150
440
ABS Other (3.7%):
Accelerated Assets LLC, Series 2024-HE2, Class A, 5.35%, 10/25/39, Callable 10/25/29 @
100(a) ........................................................... 104 103
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29,
Callable 8/20/26 @ 100(a) ............................................ 300 301
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29,
Callable 6/20/27 @ 100(a) ............................................ 100 101
Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31,
Callable 8/20/28 @ 100(a) ............................................ 210 212
BHG Securitization Trust, Series 2022-C, Class E, 9.73%, 10/17/35, Callable 12/17/28 @
100(a) ........................................................... 140 147
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, 2.44%, 7/15/46, Callable
7/15/28 @ 100(a) ................................................... 148 140

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cascade MH Asset Trust ..................................................
Series 2021-MH1, Class M1, 2.99%, 2/25/46, Callable 7/25/36 @ 100(a) ........... $ 200 $ 160
Series 2021-MH1, Class M2, 3.69%, 2/25/46, Callable 7/25/36 @ 100(a) ........... 100 81
DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54, Callable 1/25/27 @ 100(a) .... 160 159
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30, Callable 12/22/26 @
100(a) ........................................................... 100 101
FIGRE Trust ..........................................................
Series 2024-HE3, Class A, 5.94%, 7/25/54, Callable 4/25/27 @ 100(a)(b) ........... 245 247
Series 2024-HE6, Class A, 5.72%, 12/25/54, Callable 8/25/29 @ 100(a)(b) .......... 428 431
Series 2025-HE1, Class A, 5.83%, 1/25/55, Callable 2/25/28 @ 100(a)(b) ........... 226 228
Series 2025-HE2, Class A, 5.78%, 3/25/55, Callable 10/25/27 @ 100(a)(b) .......... 108 109
Series 2025-HE5, Class A, 5.29%, 8/25/55, Callable 2/25/28 @ 100(a)(b) ........... 356 354
Series 2025-HE8, Class A, 5.21%, 11/25/55, Callable 6/25/27 @ 100(a)(b) .......... 129 128
GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.85%, 11/25/67, Callable
3/25/28 @ 100(a)(b) ................................................. 160 160
Home Partners of America Trust, Series 2019-1, Class D, 3.41%, 9/17/39, Callable 7/17/26 @
100(a)(c) ......................................................... 76 74
HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32, Callable 1/20/28 @ 100(a) 100 101
J.G. Wentworth XLI LLC .................................................
Series 2010-3A, Class A, 3.82%, 12/15/48, Callable 7/15/26 @ 100(a) ............. 2 2
Series 2019-1A, Class A, 3.82%, 8/17/71, Callable 3/15/42 @ 100(a) .............. 149 132
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40, Callable 2/20/31 @ 100(a) 53 46
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37, Callable 8/20/26 @ 100(a) ........ 16 16
Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62, Callable 8/20/31 @
100(a) ........................................................... 200 180
NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31, Callable 2/15/28 @ 100(a) .. 200 203
Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.18%, 6/15/32, Callable 11/15/26 @
100(a) ........................................................... 29 29
Reach ABS Trust, Series 2026-1A, Class A, 4.32%, 2/15/33, Callable 3/15/30 @ 100(a) .... 73 72
ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 6.82% (PRIME+7bps),
4/25/48, Callable 11/25/27 @ 100(a)(d) ................................... 108 109
Saluda Grade Alternative Mortgage Trust, Series 2022-SEQ2, Class A3, 4.50%, 2/25/52,
Callable 7/25/26 @ 100(a)(b) .......................................... 125 122
SCF Equipment Leasing LLC, Series 2025-2A, Class D, 5.33%, 6/20/36, Callable 3/20/28 @
100(a) ........................................................... 100 98
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37, Callable
7/25/26 @ 100(a) ................................................... 51 48
Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39(a)(c) ........ 180 173
Upstart Securitization Trust, Series 2026-3, Class B, 5.35%, 7/20/36(a) ................ 150 150
4,717
Total Asset-Backed Securities (Cost $9,830)
a
a
a
9,753
Collateralized Loan Obligations (1.5%)
Cash Flow CLO (1.5%):
ACREC LLC, Series 2026-FL5, Class A, 4.95% (TSFR1M+135bps), 7/18/43, Callable 6/18/28
@ 100(a)(c)(d) ..................................................... 100 100
Arbor Realty Collateralized Loan Obligation Ltd., Series 2025-BTR1, Class AS, 6.28%
(TSFR1M+264bps), 1/20/41, Callable 5/20/27 @ 100(a)(d) ..................... 230 231
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class C, 5.89%
(SOFR30A+230bps), 1/15/37, Callable 7/15/26 @ 100(a)(d) .................... 265 265
AREIT Ltd., Series 2022-CRE6, Class D, 6.46% (SOFR30A+285bps), 1/20/37, Callable
2/17/27 @ 100(a)(d) ................................................. 150 150
Dwight Issuer LLC ......................................................
Series 2025-FL1, Class A, 5.30% (TSFR1M+166bps), 6/18/42, Callable 7/19/27 @
100(a)(d) ......................................................... 300 301
Series 2026-FL2, Class A, 5.00% (TSFR1M+140bps), 1/18/44, Callable 12/18/28 @
100(a)(c)(d) ....................................................... 110 110
FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.02% (TSFR1M+139bps), 8/19/42,
Callable 8/19/27 @ 100(a)(c)(d) ........................................ 230 230
Sound Point CLO XXVIII Ltd., Series 2020-3A, Class D, 7.58% (TSFR3M+391bps), 1/25/32,
Callable 7/25/26 @ 100(a)(d) .......................................... 250 247

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
STWD Ltd., Series 2022-FL3, Class B, 5.54% (SOFR30A+195bps), 11/15/38, Callable 7/15/26
@ 100(a)(d) ....................................................... $ 350 $ 350
1,984
Total Collateralized Loan Obligations (Cost $1,983)
a
a
a
1,984
Collateralized Mortgage Obligations (9.1%)
Agency CMO IO (0.4%):
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091, Class SH, 2.84% (SOFR30A+644bps), 8/15/42(c)(d) ................ 127 17
Series 4601, Class NI, 3.50%, 9/15/45(c) .................................. 55 7
Series 4999, Class QI, 4.00%, 5/25/50(c) .................................. 62 13
Series 5067, Class GI, 4.00%, 12/25/50(c) ................................. 80 16
Federal National Mortgage Association REMICs ................................
Series 2019-59, Class AI, 4.00%, 10/25/39(c) ............................... 28 4
Series 2020-83, Class EI, 4.00%, 11/25/50(c) ............................... 55 11
Series 2021-78, Class CI, 4.50%, 11/25/51(c) ............................... 58 13
Government National Mortgage Association ....................................
Series 2019-159, Class CI, 3.50%, 12/20/49(c) .............................. 318 51
Series 2020-34, Class IO, 5.00%, 12/20/39(c) ............................... 283 51
Series 2020-9, Class SA, 1/20/50(c)(e) .................................... 280 3
Series 2021-136, Class YI, 3.00%, 8/20/51(c) ............................... 192 23
Series 2021-140, Class IO, 2.50%, 8/20/51(c) ............................... 222 21
Series 2021-146, Class QI, 3.00%, 8/20/51(c) ............................... 66 10
Series 2021-96, Class BI, 3.50%, 6/20/51(c) ................................ 76 13
Series 2023-168, Class ID, 2.50%, 3/20/51(c) ............................... 143 16
Series 2023-70, Class IO, 4.00%, 6/20/50(c) ................................ 195 39
Series 2024-206, Class IO, 2.50%, 10/20/51(c) .............................. 229 22
Series 2024-24, Class AI, 2.50%, 8/20/51(c) ................................ 189 18
Series 2025-120, Class IC, 4.50%, 1/20/50(c) ............................... 186 41
Series 2025-173, Class AI, 2.50%, 10/20/51(c) .............................. 733 74
463
Agency CMO Other (0.4%):
Federal Home Loan Mortgage Corporation, Series 2944, Class OH, 5.50%, 3/15/35 ....... 9 9
Federal National Mortgage Association, Series 2013-61, Class BY, 3.00%, 6/25/43 ........ 550 465
474
Agency Commercial MBS (0.0%):(f)
Government National Mortgage Association, Series 2017-21, Class IO, 0.59%, 10/16/58,
Callable 7/16/43 @ 100(b)(c) .......................................... 564 19
Commercial MBS (3.7%):
BAY Trust, Series 2026-MDWS, Class A, 5.24% (TSFR1M+164bps), 6/15/41(a)(c)(d) ..... 260 259
Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 7/25/37(c)(e)(g) ............ 84 —
Benchmark Mortgage Trust ................................................
Series 2018-B8, Class A4, 3.96%, 1/15/52, Callable 12/15/28 @ 100 .............. 250 247
Series 2020-IG3, Class B, 3.35%, 9/15/48, Callable 4/15/30 @ 100(a)(b) ........... 200 144
Series 2022-B34, Class AM, 3.95%, 4/15/55, Callable 4/15/32 @ 100(b) ........... 100 88
BX Commercial Mortgage Trust, Series 2021-VIV5, Class A, 2.84%, 3/9/44(a)(b)(c) ...... 500 462
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41, Callable 12/9/29 @ 100(a)(c) ...... 400 378
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.96%, 6/10/51, Callable
6/10/28 @ 100 ..................................................... 231 228
COMM Mortgage Trust, Series 2024-WCL1, Class A, 5.47% (TSFR1M+184bps), 6/15/41(a)
(c)(d) ........................................................... 320 320
Federal Home Loan Mortgage Corporation .....................................
Series 2018-KSW4, Class B, 6.16% (SOFR30A+256bps), 10/25/28(a)(d) ........... 109 107
Series 2019-K88, Class C, 4.53%, 2/25/52, Callable 4/25/29 @ 100(a)(b) ........... 100 97
FREMF Mortgage Trust ..................................................
Series 2017-KW03, Class B, 4.22%, 7/25/27(a)(b) ........................... 150 148
Series 2019-KF66, Class B, 6.11% (SOFR30A+251bps), 7/25/29(a)(d) ............ 107 101
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.17% (TSFR1M+154bps),
5/15/37(a)(c)(d) .................................................... 200 200
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.77%, 5/10/39(a)(b)(c) ...... 100 101

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
ILPT Trust, Series 2019-SURF, Class A, 4.15%, 2/11/41(a)(c) ....................... $ 323 $ 315
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX,
4.25%, 7/5/33(a)(c) ................................................. 250 236
JPMDB Commercial Mortgage Securities Trust .................................
Series 2018-C8, Class A4, 4.21%, 6/15/51, Callable 6/15/28 @ 100 ............... 250 247
Series 2018-C8, Class XB, 0.20%, 6/15/51, Callable 3/15/28 @ 100(b)(c) .......... 1,600 4
Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.47%, 6/15/52,
Callable 6/15/29 @ 100(a) ............................................ 192 183
KSL Commercial Mortgage Trust, Series 2026-HT3, Class A, 5.10% (TSFR1M+150bps),
6/15/43(a)(c)(d) .................................................... 100 100
Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.42%, 7/11/40(a)(b)(c) ........ 250 235
Velocity Commercial Capital Loan Trust ......................................
Series 2024-6, Class A, 5.81%, 12/25/54, Callable 3/25/32 @ 100(a)(b) ............ 115 116
Series 2025-1, Class A, 6.03%, 2/25/55, Callable 1/25/45 @ 100(a)(b) ............. 104 105
VRTX Trust ...........................................................
Series 2025-HQ, Class C, 6.12%, 8/5/42(a)(b)(c) ............................ 130 128
Series 2025-HQ, Class D, 6.82%, 8/5/42(a)(b)(c) ............................ 140 138
Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class C, 5.59%, 3/10/41(a)(b)(c) 100 99
4,786
Private CMO Floating (0.9%):
Connecticut Avenue Securities Trust .........................................
Series 2022-R02, Class 2M2, 6.63% (SOFR30A+300bps), 1/25/42, Callable 1/25/27 @
100(a)(d) ......................................................... 78 78
Series 2024-R03, Class 2M2, 5.58% (SOFR30A+195bps), 3/25/44, Callable 3/25/29 @
100(a)(d) ......................................................... 90 91
Series 2024-R05, Class 2M2, 5.33% (SOFR30A+170bps), 7/25/44, Callable 7/25/29 @
100(a)(d) ......................................................... 71 71
Eagle RE Ltd., Series 2023-1, Class M1B, 7.58% (SOFR30A+395bps), 9/26/33, Callable
9/25/28 @ 100(a)(d) ................................................. 196 200
Federal Home Loan Mortgage Corporation MSCR Trust, Series 2021-MN3, Class M2, 7.63%
(SOFR30A+400bps), 11/25/51, Callable 7/25/36 @ 100(a)(d) ................... 225 230
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2024-DNA3, Class A1, 4.68% (SOFR30A+105bps), 10/25/44, Callable 10/25/29
@ 100(a)(d) ....................................................... 100 100
Series 2026-HQA1, Class A1, 4.63% (SOFR30A+100bps), 5/25/46, Callable 5/25/31 @
100(a)(d) ......................................................... 87 87
Series 2026-HQA1, Class M1, 4.88% (SOFR30A+125bps), 5/25/46, Callable 5/25/31 @
100(a)(d) ......................................................... 118 119
Radnor Re Ltd., Series 2023-1, Class M1A, 6.33% (SOFR30A+270bps), 7/25/33, Callable
7/25/28 @ 100(a)(d) ................................................. —(h) —(h)
Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 5.91% (TSFR1M+226bps), 10/25/48,
Callable 1/25/29 @ 100(a)(d) .......................................... 140 145
Triangle Re Ltd., Series 2023-1, Class M1A, 7.03% (SOFR30A+340bps), 11/25/33, Callable
8/25/28 @ 100(a)(d) ................................................. 37 37
1,158
Private CMO Other (3.7%):
Ajax Mortgage Loan Trust, Series 2021-A, Class A1, 1.06%, 9/25/65, Callable 7/25/26 @
100(a)(b) ......................................................... 86 78
BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61, Callable 7/25/26
@ 100(a)(b) ....................................................... 450 348
Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.25%, 2/25/55, Callable 7/25/26
@ 100(a)(b) ....................................................... 100 98
CFMT LLC ...........................................................
Series 2024-HB14, Class M1, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(b) ........ 100 98
Series 2024-HB14, Class M2, 3.00%, 6/25/34, Callable 6/25/27 @ 100(a)(b) ........ 100 97
CIM Trust, Series 2020-R2, Class M3, 3.00%, 10/25/59, Callable 3/25/46 @ 100(a)(b) ..... 180 141
Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61, Callable
12/25/37 @ 100(a)(b) ................................................ 400 348
CSMC Trust ..........................................................
Series 2021-RPL2, Class M1, 2.75%, 1/25/60, Callable 10/25/37 @ 100(a)(b) ....... 200 149
Series 2021-RPL2, Class M2, 3.25%, 1/25/60, Callable 10/25/37 @ 100(a)(b) ....... 150 109

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation, Series 2018-4, Class M, 4.75%, 3/25/58, Callable
5/25/50 @ 100(a) ................................................... $ 327 $ 321
GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52, Callable
6/25/40 @ 100(a)(b) ................................................. 269 220
Hundred Acre Wood Trust, Series 2021-INV3, Class A3, 2.50%, 12/25/51, Callable 5/25/44 @
100(a)(b) ......................................................... 402 332
Imperial Fund Mortgage Trust ..............................................
Series 2021-NQM2, Class B1, 3.30%, 9/25/56, Callable 7/25/26 @ 100(a)(b) ........ 100 75
Series 2021-NQM2, Class M1, 2.49%, 9/25/56, Callable 7/25/26 @ 100(a)(b) ....... 100 74
IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43(a) ........... 193 186
JP Morgan Mortgage Trust ................................................
Series 2019-HYB1, Class B3, 5.12%, 10/25/49, Callable 12/25/27 @ 100(a)(b) ...... 206 206
Series 2021-INV1, Class B1, 2.97%, 10/25/51, Callable 9/25/47 @ 100(a)(b) ........ 96 81
Series 2022-LTV1, Class M1, 3.51%, 7/25/52, Callable 1/25/43 @ 100(a)(b) ........ 275 193
Mello Mortgage Capital Acceptance .........................................
Series 2021-INV2, Class A15, 2.50%, 8/25/51, Callable 2/25/47 @ 100(a)(b) ........ 353 289
Series 2021-MTG2, Class B1, 2.66%, 6/25/51, Callable 8/25/43 @ 100(a)(b) ........ 260 217
MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49, Callable 7/25/26 @ 100(a)(b) ... 22 22
Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37, Callable 8/25/27 @
100(a)(b) ......................................................... 130 128
PRMI Securitization Trust, Series 2021-1, Class B1, 2.47%, 4/25/51, Callable 10/25/47 @
100(a)(b) ......................................................... 301 246
Provident Funding Mortgage Trust, Series 2021-J1, Class B1, 2.63%, 10/25/51, Callable
7/25/45 @ 100(a)(b) ................................................. 170 147
RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51, Callable 7/25/42 @ 100(a)
(b) ............................................................. 264 216
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63(a)(b) .......... 49 47
Sequoia Mortgage Trust, Series 2018-CH3, Class A1, 4.50%, 8/25/48, Callable 7/25/26 @
100(a)(b) ......................................................... 1 1
Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.92%, 11/30/60(a)(b) ........... 322 287
4,754
Total Collateralized Mortgage Obligations (Cost $13,013)
a
a
a
11,654
Shares
Preferred Stocks (0.4%)
Financials (0.4%):
Bank of America Corp., Series LL, 5.00%(i) .................................... 5,104 103
Capital One Financial Corp., Series L, 4.38%(i) ................................. 1,158 18
JPMorgan Chase & Co., Series MM, 4.20%(i) .................................. 7,750 133
KeyCorp, Series G, 5.63%(i) ............................................... 2,065 43
Morgan Stanley, Series O, 4.25%(i) .......................................... 8,529 145
State Street Corp., Series G, 5.35%(i) ........................................ 1,316 28
U.S. Bancorp, Series L, 3.75%(i) ............................................ 1,251 18
Wells Fargo & Co., Series DD, 4.25%(i) ...................................... 5,192 87
575
Total Preferred Stocks (Cost $602)
a
a
a
575
Principal Amount
(000)
Senior Secured Loans (0.1%)
Financials (0.0%):(f)
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien, 6.14%
(SOFR01M+250bps), 4/14/31(d) ........................................ $ 29 29
Materials (0.1%):
Schweitzer-Mauduit International, Inc., New Term Loan B, 8.14% (SOFR01M+450bps),
3/30/33(d) ........................................................ 45 46
Total Senior Secured Loans (Cost $75)
a
a
a
75

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Corporate Bonds (26.0%)
Communication Services (0.7%):
Alphabet, Inc., 5.30%, 5/15/65, Callable 11/15/64 @ 100 .......................... $ 110 $ 101
Meta Platforms, Inc.
6.20%, 5/15/46, Callable 11/15/45 @ 100 .................................. 280 280
5.63%, 11/15/55, Callable 5/15/55 @ 100 .................................. 100 90
5.75%, 11/15/65, Callable 5/15/65 @ 100 .................................. 170 153
Omnicom Group, Inc., 5.00%, 6/2/33, Callable 4/2/33 @ 100 ....................... 185 182
Space Exploration Technologies Corp., 5.65%, 7/15/33, Callable 5/15/33 @ 100(a) ........ 130 129
935
Consumer Discretionary (1.6%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.38%, 6/15/32, Callable 6/15/28 @
104.19(a) ......................................................... 25 25
Daimler Truck Finance North America LLC
4.15%, 1/12/29, Callable 12/12/28 @ 100(a) ............................... 150 148
4.65%, 10/12/30, Callable 9/12/30 @ 100(a) ............................... 150 149
Darden Restaurants, Inc., 6.30%, 10/10/33, Callable 7/10/33 @ 100 ................... 264 281
Expedia Group, Inc., 5.50%, 4/15/36, Callable 1/15/36 @ 100 ....................... 265 262
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 125 127
General Motors Financial Co., Inc., 5.75%, 2/8/31, Callable 12/8/30 @ 100 ............. 85 88
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32,
Callable 1/15/27 @ 103.31(a) .......................................... 135 137
HOA RoyaltyCo LLC, 4.72%, 11/22/55, Callable 8/1/26 @ 100(a)(g)(j) ................ 195 41
Lennar Corp., 5.20%, 7/30/30, Callable 6/30/30 @ 100 ............................ 195 197
Mobility Global, Inc., 5.45%, 6/15/31, Callable 5/15/31 @ 100(a) .................... 50 51
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/16/29, Callable 1/16/29 @ 100(a) 400 362
ZF North America Capital, Inc., 6.88%, 4/14/28, Callable 3/14/28 @ 100(a) ............. 150 153
2,021
Consumer Staples (0.9%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.50%, 3/31/31, Callable 11/15/27 @ 102.75(a) ............................. 70 68
5.75%, 3/31/34, Callable 11/15/28 @ 102.88(a) ............................. 185 176
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100 ........................... 375 335
Smithfield Foods, Inc.
5.20%, 4/1/29, Callable 1/1/29 @ 100(a) .................................. 21 21
3.00%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 200 184
2.63%, 9/13/31, Callable 6/13/31 @ 100(a) ................................ 220 194
Sysco Corp., 4.40%, 7/25/31, Callable 6/25/31 @ 100 ............................. 140 137
1,115
Energy (2.4%):
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34, Callable 2/1/29 @
103(a) ........................................................... 35 35
Boardwalk Pipelines LP, 3.60%, 9/1/32, Callable 6/1/32 @ 100 ...................... 75 69
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31, Callable 8/1/31 @ 100(a) ................................. 110 110
5.00%, 11/17/32, Callable 9/17/32 @ 100(a) ................................ 150 148
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36, Callable 2/15/36 @ 100(a) ....... 25 25
ConocoPhillips Co., 5.65%, 1/15/65, Callable 6/15/64 @ 100 ....................... 180 173
Energy Transfer LP, 5.35%, 1/15/36, Callable 10/15/35 @ 100 ....................... 95 95
Harvest Midstream I LP, 6.75%, 5/15/34, Callable 5/15/29 @ 103.38(a) ................ 30 30
Hess Midstream Operations LP, 5.88%, 3/1/28, Callable 7/12/26 @ 102.94(a) ............ 40 40
Hilcorp Energy I LP/Hilcorp Finance Co.
6.88%, 5/15/34, Callable 5/15/29 @ 103.44(a) .............................. 195 190
7.25%, 2/15/35, Callable 2/15/30 @ 103.63(a) .............................. 80 79
Kodiak Gas Services LLC, 5.88%, 4/1/31, Callable 4/1/28 @ 102.94(a) ................ 30 30
MPLX LP
5.50%, 6/1/34, Callable 3/1/34 @ 100 .................................... 225 228
5.30%, 4/1/36, Callable 1/1/36 @ 100 .................................... 110 108
NGPL PipeCo LLC
3.25%, 7/15/31, Callable 4/15/31 @ 100(a) ................................ 230 212
5.60%, 8/15/36, Callable 2/15/36 @ 100(a) ................................ 35 35
Phillips 66 Co., 5.25%, 6/15/31, Callable 4/15/31 @ 100 ........................... 290 295

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Shell Finance US, Inc., 4.75%, 1/6/36, Callable 10/6/35 @ 100 ...................... $ 300 $ 294
The Williams Cos., Inc.
7.50%, 1/15/31 .................................................... 250 278
7.75%, 6/15/31 .................................................... 89 100
Valero Energy Corp.
5.15%, 2/15/30, Callable 1/15/30 @ 100 .................................. 35 36
6.63%, 6/15/37 .................................................... 312 343
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34, Callable 7/15/33 @ 100(a) ....... 80 83
3,036
Financials (10.4%):
AEGON Funding Co. LLC, 5.63%, 5/7/36, Callable 2/7/36 @ 100 .................... 215 214
Affiliated Managers Group, Inc., 5.50%, 2/15/36, Callable 11/15/35 @ 100 .............. 450 445
Ally Financial, Inc.
6.18% (SOFR+229bps), 7/26/35, Callable 7/26/34 @ 100(d) .................... 110 112
6.65% (H15T5Y+245bps), 1/17/40, Callable 10/19/34 @ 100(d) ................. 110 109
American Honda Finance Corp.
5.05%, 7/10/31 .................................................... 310 311
4.85%, 10/23/31 .................................................... 255 253
5.10%, 1/8/36 ..................................................... 330 324
Ameriprise Financial, Inc., 4.80%, 6/15/31, Callable 5/15/31 @ 100 ................... 30 30
Bank of America Corp., 2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(d) .... 375 334
BMW US Capital LLC, 5.40%, 3/21/35, Callable 12/21/34 @ 100(a) .................. 360 361
Brown & Brown, Inc., 4.20%, 3/17/32, Callable 12/17/31 @ 100 ..................... 185 176
Capital One Financial Corp.
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(d) .................... 285 247
6.18% (SOFR+204bps), 1/30/36, Callable 1/30/35 @ 100(d) .................... 90 92
Chpe LLC, 4.88%, 6/30/31, Callable 5/30/31 @ 100(a) ............................ 80 80
Citadel Securities Global Holdings LLC, 6.20%, 6/18/35, Callable 3/18/35 @ 100(a) ....... 295 301
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100(d) ............. 250 222
Citizens Financial Group, Inc., 5.30% (H15T5Y+145bps), 1/29/36, Callable 1/29/31 @ 100(d) 15 15
CNO Financial Group, Inc., 6.45%, 6/15/34, Callable 3/15/34 @ 100 .................. 35 36
CNO Global Funding
4.88%, 12/10/27(a) .................................................. 25 25
2.65%, 1/6/29(a) ................................................... 470 445
Equitable America Global Funding, 5.13%, 6/15/31(a) ............................ 325 326
Farmers Exchange Capital III, 5.45% (TSFR3M+372bps), 10/15/54, Callable 10/15/34 @
100(a)(d) ......................................................... 240 223
Farmers Insurance Exchange
4.75% (SOFR03M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)(d) ............... 340 289
7.00% (H15T10Y+386bps), 10/15/64, Callable 7/15/54 @ 100(a)(d) .............. 130 131
Fifth Third Bank NA, 5.33% (SOFR+261bps), 8/25/33, Callable 8/25/32 @ 100(d) ........ 365 365
Ford Motor Credit Co. LLC
7.35%, 3/6/30, Callable 1/6/30 @ 100 .................................... 200 211
3.63%, 6/17/31, Callable 3/17/31 @ 100 .................................. 200 182
6.05%, 11/5/31, Callable 9/5/31 @ 100 ................................... 410 415
6.53%, 3/19/32, Callable 1/19/32 @ 100 .................................. 200 207
6.13%, 3/8/34, Callable 12/8/33 @ 100 ................................... 200 201
Freedom Mortgage Holdings LLC
9.13%, 5/15/31, Callable 5/15/27 @ 104.56(a) .............................. 165 171
8.38%, 4/1/32, Callable 4/1/28 @ 104.19(a) ................................ 25 25
FS KKR Capital Corp., 7.50%, 8/1/31, Callable 5/1/31 @ 100 ....................... 90 90
Goldman Sachs Bank USA, 4.66% (SOFR+72bps), 6/3/29, Callable 6/3/28 @ 100(d) ...... 215 215
Huntington Bancshares, Inc., 5.27% (SOFR+128bps), 1/15/31, Callable 1/15/30 @ 100(d) ... 105 106
HUT 8 DC LLC, 6.19%, 11/15/42, Callable 5/15/42 @ 100(a) ....................... 85 86
Hyundai Capital America, Inc.
5.30%, 1/8/30, Callable 12/8/29 @ 100(a) ................................. 160 162
5.80%, 4/1/30, Callable 2/1/30 @ 100(a) .................................. 295 304
6.20%, 9/21/30, Callable 7/21/30 @ 100(a) ................................ 115 120
JPMorgan Chase & Co., 5.19% (SOFR+130bps), 2/5/37, Callable 2/5/36 @ 100(d) ........ 160 157
KeyCorp, 5.12% (SOFRINDX+123bps), 4/4/31, Callable 4/4/30 @ 100(d) .............. 125 126
Liberty Mutual Insurance Co., 7.70%, 10/15/97(a) ............................... 456 512

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Lincoln Financial Global Funding
4.20%, 1/12/29(a) .................................................. $ 55 $ 54
4.95%, 5/21/31(a) .................................................. 75 75
Lincoln National Corp.
5.35%, 11/15/35, Callable 8/15/35 @ 100 .................................. 55 54
6.80% (H15T5Y+240bps), 7/15/56, Callable 4/15/36 @ 100(d) .................. 45 45
Loews Corp., 4.94%, 4/1/36, Callable 1/1/36 @ 100 .............................. 255 250
Massachusetts Mutual Life Insurance Co., 5.95%, 6/1/56, Callable 12/1/55 @ 100(a) ...... 215 213
MetLife, Inc., 5.85% (H15T5Y+182bps), 3/15/56, Callable 3/15/36 @ 100(d) ............ 105 104
Morgan Stanley
5.95% (H15T5Y+243bps), 1/19/38, Callable 1/19/33 @ 100(d) .................. 60 62
5.94% (H15T5Y+180bps), 2/7/39, Callable 2/7/34 @ 100(d) .................... 165 170
Morgan Stanley Bank NA, 4.79% (SOFRINDX+97bps), 5/10/30, Callable 5/10/29 @ 100(d) . 250 250
MSCI, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ............................... 70 69
Mutual of Omaha Cos. Global Funding
5.00%, 4/1/30(a) ................................................... 145 146
4.55%, 1/13/31(a) .................................................. 295 291
Northern Trust Corp., 5.12% (H15T5Y+105bps), 11/19/40, Callable 11/19/35 @ 100(d) .... 85 83
Old National Bancorp, 5.77% (TSFR3M+220bps), 2/15/36, Callable 2/15/31 @ 100(d) ..... 25 25
OneMain Finance Corp., 4.00%, 9/15/30, Callable 8/1/26 @ 102 ..................... 404 373
Pinnacle Financial Partners, Inc., 5.60% (SOFR+170bps), 5/19/32, Callable 5/19/31 @ 100(d) 65 65
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100 .......................... 86 77
Prudential Financial, Inc., 6.25% (H15T5Y+178bps), 6/15/56, Callable 3/15/36 @ 100(d) ... 75 75
Regions Bank, 4.75% (SOFR+81bps), 7/27/29, Callable 7/27/28 @ 100(d) .............. 250 250
Rocket Cos., Inc.
6.50%, 8/1/29, Callable 8/1/26 @ 103.25(a) ................................ 125 128
6.13%, 8/1/31, Callable 8/1/28 @ 103.06(a) ................................ 25 26
6.50%, 6/15/34, Callable 6/15/29 @ 103.25(a) .............................. 20 20
Santander Holdings USA, Inc.
2.49% (SOFR+125bps), 1/6/28, Callable 1/6/27 @ 100(d) ...................... 210 208
5.04% (SOFR+110bps), 6/5/30, Callable 6/5/29 @ 100(d) ...................... 80 80
Starwood Property Trust, Inc.
5.88%, 8/15/29, Callable 5/15/29 @ 100(a) ................................ 20 20
5.75%, 1/15/31, Callable 7/15/30 @ 100(a) ................................ 55 55
6.13%, 6/1/31, Callable 12/1/30 @ 100(a) ................................. 50 50
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a) ............. 26 29
The Goldman Sachs Group, Inc.
4.97% (SOFR+103bps), 6/3/32, Callable 6/3/31 @ 100(d) ...................... 130 130
2.65% (SOFR+126bps), 10/21/32, Callable 10/21/31 @ 100(d) .................. 235 209
The PNC Financial Services Group, Inc., 5.42% (H15T5Y+117bps), 1/25/41, Callable 1/25/36
@ 100(d) ......................................................... 65 64
Toyota Motor Credit Corp., 4.60%, 3/11/33 .................................... 170 167
Truist Financial Corp., 4.60% (SOFR+97bps), 1/27/32, Callable 1/27/31 @ 100(d) ........ 110 108
U.S. Bancorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100(d) ............ 595 518
Velocity Vehicle Group LLC, 8.00%, 6/1/29, Callable 8/1/26 @ 104(a) ................. 30 30
Wells Fargo & Co., 5.24% (SOFR+111bps), 1/24/31, Callable 1/24/30 @ 100(d) .......... 95 96
13,425
Health Care (1.1%):
Baxter International, Inc., 4.90%, 12/15/30, Callable 11/15/30 @ 100 .................. 35 35
CVS Health Corp.
5.25%, 1/30/31, Callable 11/30/30 @ 100 .................................. 35 36
5.25%, 2/21/33, Callable 11/21/32 @ 100 .................................. 260 264
DENTSPLY SIRONA, Inc., 8.37% (H15T5Y+438bps), 9/12/55, Callable 6/12/30 @ 100(d) . 198 198
Elevance Health, Inc., 5.38%, 6/15/34, Callable 3/15/34 @ 100 ...................... 65 66
Eli Lilly & Co., 5.55%, 10/15/55, Callable 4/15/55 @ 100 .......................... 70 70
GE Healthcare Technologies, Inc., 5.50%, 6/15/35, Callable 3/15/35 @ 100 ............. 100 102
HCA, Inc., 5.50%, 3/1/32, Callable 1/1/32 @ 100 ................................ 165 168
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29, Callable 5/15/29 @
100(a) ........................................................... 75 76
Highmark, Inc., 5.75%, 5/15/36, Callable 2/15/36 @ 100(a) ......................... 70 70
Humana, Inc., 5.38%, 4/15/31, Callable 2/15/31 @ 100 ............................ 75 76
Merck & Co., Inc., 5.20%, 5/22/36, Callable 2/22/36 @ 100 ........................ 150 152

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Zoetis, Inc., 5.00%, 8/17/35, Callable 5/17/35 @ 100 ............................. $ 165 $ 163
1,476
Industrials (1.8%):
AECOM, 6.00%, 8/1/33, Callable 8/1/28 @ 103(a) ............................... 205 205
Alaska Airlines, Inc., 6.50%, 6/1/31, Callable 12/1/30 @ 100(a) ...................... 125 126
American Airlines Pass Through Trust, 3.95%, 7/11/30 ............................ 31 30
Core & Main LP, 6.00%, 7/1/34, Callable 7/1/29 @ 103(a) ......................... 35 35
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(a) ......................... 71 71
GE Vernova, Inc., 4.88%, 2/4/36, Callable 11/4/35 @ 100 .......................... 105 103
Honeywell Aerospace, Inc.
4.60%, 3/16/33, Callable 1/16/33 @ 100(a) ................................ 60 59
4.95%, 3/16/36, Callable 12/16/35 @ 100(a) ............................... 125 123
Hubbell, Inc., 5.15%, 6/15/36, Callable 3/15/36 @ 100 ............................ 135 134
JetBlue Pass Through Trust
2.75%, 5/15/32 .................................................... 113 100
4.00%, 11/15/32 .................................................... 39 37
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/1/54 ........ 162 153
Kennametal, Inc.
2.80%, 3/1/31, Callable 12/1/30 @ 100 ................................... 125 113
5.80%, 5/28/36, Callable 2/28/36 @ 100 .................................. 30 30
Komatsu Finance America, Inc., 4.20%, 9/18/30, Callable 8/18/30 @ 100(a) ............. 200 196
Qxo Building Products, Inc.
6.50%, 7/15/31, Callable 7/15/28 @ 103.25(a) .............................. 20 20
6.88%, 7/15/34, Callable 7/15/29 @ 103.44(a) .............................. 20 21
Regal Rexnord Corp., 6.30%, 2/15/30, Callable 12/15/29 @ 100 ..................... 125 130
Textron, Inc., 5.50%, 5/15/35, Callable 2/15/35 @ 100 ............................ 205 209
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31, Callable 12/15/30 @ 100(a) ......... 35 35
United Airlines Holdings, Inc.
4.88%, 3/1/29, Callable 12/1/28 @ 100 ................................... 175 173
5.38%, 3/1/31, Callable 9/1/30 @ 100 .................................... 40 40
United Airlines Pass Through Trust, 5.45%, 2/15/37 .............................. 94 96
Verisk Analytics, Inc.
4.45%, 3/15/31, Callable 2/15/31 @ 100 .................................. 27 26
5.25%, 3/15/35, Callable 12/15/34 @ 100 ................................. 70 70
2,335
Information Technology (2.3%):
Broadcom, Inc.
4.60%, 7/15/30, Callable 6/15/30 @ 100 .................................. 136 136
4.15%, 4/15/32, Callable 1/15/32 @ 100(a) ................................ 130 125
4.30%, 11/15/32, Callable 8/15/32 @ 100 .................................. 100 97
3.14%, 11/15/35, Callable 8/15/35 @ 100(a) ................................ 35 30
3.19%, 11/15/36, Callable 8/15/36 @ 100(a) ................................ 475 398
Core Scientific Finance I LLC, 7.75%, 5/15/31, Callable 5/15/28 @ 103.88(a) ........... 75 76
CoreWeave, Inc., 9.00%, 2/1/31, Callable 2/1/28 @ 104.5(a) ........................ 210 207
Dell International LLC/EMC Corp., 4.75%, 7/15/31, Callable 6/15/31 @ 100 ............ 50 50
ERP Operating LP, 4.95%, 6/15/32, Callable 4/15/32 @ 100 ........................ 70 70
ESC Gab, 8/20/51(e)(g) .................................................. 200 —
Intel Corp., 5.30%, 5/15/36, Callable 2/15/36 @ 100 .............................. 80 80
Oracle Corp.
5.95%, 9/26/55, Callable 3/26/55 @ 100 .................................. 235 200
6.70%, 2/4/56, Callable 8/4/55 @ 100 .................................... 610 574
6.85%, 2/4/66, Callable 8/4/65 @ 100 .................................... 155 144
Qnity Electronics, Inc.
5.75%, 8/15/32, Callable 8/15/28 @ 102.88(a) .............................. 70 70
6.25%, 8/15/33, Callable 8/15/28 @ 103.13(a) .............................. 70 71
Roper Technologies, Inc.
4.75%, 2/15/32, Callable 12/15/31 @ 100 ................................. 110 109
4.90%, 10/15/34, Callable 7/15/34 @ 100 ................................. 180 174
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100 ..................... 313 281
2,892
Materials (0.6%):
Celanese US Holdings LLC, 7.70%, 11/15/33, Callable 8/15/33 @ 100 ................. 55 59

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Cleveland Cliffs, Inc.
7.00%, 3/15/32, Callable 3/15/27 @ 103.5(a) ............................... $ 90 $ 89
7.63%, 1/15/34, Callable 1/15/29 @ 103.81(a) .............................. 140 140
Commercial Metals Co., 6.00%, 12/15/35, Callable 12/15/30 @ 103(a) ................ 70 70
Novelis Corp., 6.38%, 8/15/33, Callable 8/15/28 @ 103.19(a) ....................... 76 76
Southern Copper Corp., 5.35%, 6/24/36, Callable 3/24/36 @ 100 ..................... 345 343
777
Real Estate (1.2%):
Americold Realty Operating Partnership LP, 5.60%, 5/15/32, Callable 3/15/32 @ 100 ...... 55 55
Beacon Point DC LLC, 6.13%, 11/30/42, Callable 5/30/42 @ 100(a) .................. 155 156
CBRE Services, Inc., 4.90%, 1/15/33, Callable 11/15/32 @ 100 ...................... 40 40
COPT Defense Properties LP, 4.50%, 10/15/30, Callable 9/15/30 @ 100 ................ 50 49
Cousins Properties LP, 4.88%, 3/1/33, Callable 1/1/33 @ 100 ....................... 100 97
Healthcare Realty Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100 .............. 255 240
Highwoods Realty LP
4.13%, 3/15/28, Callable 12/15/27 @ 100 ................................. 41 40
3.05%, 2/15/30, Callable 11/15/29 @ 100 .................................. 15 14
2.60%, 2/1/31, Callable 11/1/30 @ 100 ................................... 47 42
5.35%, 1/15/33, Callable 11/15/32 @ 100 .................................. 30 30
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33, Callable 11/15/32 @ 100 ..... 105 104
LXP Industrial Trust
2.70%, 9/15/30, Callable 6/15/30 @ 100 .................................. 165 150
2.38%, 10/1/31, Callable 7/1/31 @ 100 ................................... 285 249
UDR, Inc., 4.40%, 1/26/29, Callable 10/26/28 @ 100 ............................. 180 179
Ventas Realty LP, 5.10%, 7/15/32, Callable 5/15/32 @ 100 ......................... 115 116
1,561
Utilities (3.0%):
Alta Wind Holdings LLC, 7.00%, 6/30/35(a) ................................... 35 34
American Electric Power Co., Inc.
5.80% (H15T5Y+213bps), 3/15/56, Callable 12/15/30 @ 100(d) ................. 190 189
6.05% (H15T5Y+194bps), 3/15/56, Callable 12/15/35 @ 100(d) ................. 85 84
Basin Electric Power Cooperative, 5.85%, 10/15/55, Callable 4/15/55 @ 100 ............ 55 54
Consolidated Edison Co. of New York, Inc., 5.88%, 6/15/56, Callable 12/15/55 @ 100 ..... 150 151
Cumberland Combined Cycle Generation LLC, 5.82%, 5/15/56 ...................... 70 72
Dominion Energy, Inc.
5.35%, 6/15/36, Callable 3/15/36 @ 100 .................................. 70 70
6.25% (H15T5Y+170bps), 12/15/56, Callable 9/16/36 @ 100(d) ................. 55 55
Duke Energy Carolinas LLC, 5.15%, 6/15/36, Callable 3/15/36 @ 100 ................. 95 95
Entergy Louisiana LLC, 5.35%, 3/15/34, Callable 12/15/33 @ 100 .................... 194 199
Entergy Texas, Inc., 5.25%, 4/15/35, Callable 1/15/35 @ 100 ........................ 55 55
Essential Utilities, Inc., 5.13%, 3/15/36, Callable 12/15/35 @ 100 .................... 70 69
Eversource Energy
6.10% (H15T5Y+252bps), 8/15/56, Callable 5/15/31 @ 100(d) .................. 55 55
6.35% (H15T5Y+233bps), 8/15/56, Callable 5/15/36 @ 100(d) .................. 30 30
ITC Holdings Corp., 5.65%, 5/9/34, Callable 2/9/34 @ 100(a) ....................... 160 164
Kentucky Utilities Co., 5.85%, 8/15/55, Callable 2/15/55 @ 100 ..................... 70 70
Liberty Utilities Co., 5.65%, 5/15/36, Callable 2/15/36 @ 100(a) ..................... 160 159
Monongahela Power Co., 5.85%, 2/15/34, Callable 11/15/33 @ 100(a) ................. 130 136
NextEra Energy Capital Holdings, Inc.
6.20% (H15T5Y+177bps), 10/1/56, Callable 7/4/36 @ 100(d) ................... 60 60
6.63% (H15T5Y+169bps), 10/1/66, Callable 7/4/46 @ 100(d) ................... 60 61
NRG Energy, Inc., 6.13%, 5/15/36, Callable 5/15/31 @ 103.06(a) .................... 141 141
Public Service Co. of Colorado, 5.15%, 9/15/35, Callable 3/15/35 @ 100 ............... 300 298
Public Service Enterprise Group, Inc.
4.80%, 6/15/31, Callable 5/15/31 @ 100 .................................. 60 60
5.40%, 3/15/35, Callable 12/15/34 @ 100 ................................. 70 71
Puget Energy, Inc.
4.10%, 6/15/30, Callable 3/15/30 @ 100 .................................. 220 213
4.22%, 3/15/32, Callable 12/15/31 @ 100 ................................. 55 53
San Diego Gas & Electric Co., 5.20%, 3/15/36, Callable 12/15/35 @ 100 ............... 50 50

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Sempra
6.55% (H15T5Y+214bps), 4/1/55, Callable 1/1/35 @ 100(d) .................... $ 290 $ 292
6.37% (H15T5Y+263bps), 4/1/56, Callable 1/1/31 @ 100(d) .................... 65 66
Southern California Edison Co.
5.45%, 6/1/31, Callable 4/1/31 @ 100 .................................... 80 81
4.95%, 9/15/31, Callable 8/15/31 @ 100 .................................. 80 80
Southern Power Co., 4.80%, 6/15/31, Callable 4/15/31 @ 100 ....................... 95 95
Spire, Inc., 6.45% (H15T5Y+233bps), 6/1/56, Callable 3/1/36 @ 100(d) ............... 50 50
Talen Energy Supply LLC
6.25%, 2/1/34, Callable 10/15/28 @ 103.13(a) .............................. 110 109
6.50%, 2/1/36, Callable 10/15/30 @ 103.25(a) .............................. 110 111
Vistra Operations Co. LLC
4.60%, 10/15/30, Callable 9/15/30 @ 100(a) ............................... 90 89
4.70%, 1/31/31, Callable 12/31/30 @ 100(a) ............................... 30 29
5.35%, 1/31/36, Callable 10/31/35 @ 100(a) ............................... 40 39
WEC Energy Group, Inc., 5.63% (H15T5Y+191bps), 5/15/56, Callable 2/15/31 @ 100(d) ... 35 35
3,824
Total Corporate Bonds (Cost $34,109)
a
a
a
33,397
Yankee Dollars (13.9%)
Communication Services (0.1%):
Orange SA, 5.00%, 1/13/36, Callable 10/13/35 @ 100(a) ........................... 205 200
Consumer Staples (0.1%):
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 2/2/29, Callable 12/2/28 @ 100 ................................... 120 115
3.00%, 5/15/32, Callable 2/15/32 @ 100 .................................. 57 51
166
Energy (0.9%):
Aker BP ASA, 5.25%, 10/30/35, Callable 7/30/35 @ 100(a) ........................ 200 195
Enbridge, Inc.
5.55%, 6/20/35, Callable 3/20/35 @ 100 .................................. 190 193
7.20% (H15T5Y+297bps), 6/27/54, Callable 3/27/34 @ 100(d) .................. 105 112
7.38% (H15T5Y+312bps), 3/15/55, Callable 12/15/29 @ 100(d) ................. 105 111
8.50% (H15T5Y+443bps), 1/15/84, Callable 10/15/33 @ 100(d) ................. 160 183
Nakilat, Inc., 6.27%, 12/31/33(a) ............................................ 130 132
South Bow Canadian Infrastructure Holdings Ltd.
7.50% (H15T5Y+367bps), 3/1/55, Callable 12/1/34 @ 100(d) ................... 70 75
7.63% (H15T5Y+395bps), 3/1/55, Callable 12/1/29 @ 100(d) ................... 117 123
TransCanada PipeLines Ltd., 6.37% (H15T5Y+212bps), 10/17/56, Callable 7/17/36 @ 100(d) 35 35
1,159
Financials (9.2%):
ABN AMRO Bank NV, 3.32% (H15T5Y+190bps), 3/13/37, Callable 12/13/31 @ 100(a)(d) .. 200 180
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32, Callable 10/30/31
@ 100 ........................................................... 765 699
African Development Bank, 5.88% (H15T5Y+165bps), Callable 5/7/35 @ 100(d)(i) ....... 400 394
Allianz SE, 6.55% (H15T5Y+232bps), Callable 10/30/33 @ 100(a)(d)(i) ............... 400 406
Australia & New Zealand Banking Group Ltd., 5.73% (H15T5Y+162bps), 9/18/34, Callable
9/18/29 @ 100(a)(d) ................................................. 270 275
Avolon Holdings Funding Ltd.
6.38%, 5/4/28, Callable 4/4/28 @ 100(a) .................................. 330 338
5.75%, 3/1/29, Callable 2/1/29 @ 100(a) .................................. 41 42
5.38%, 5/30/30, Callable 4/30/30 @ 100(a) ................................ 25 25
4.70%, 1/30/31, Callable 12/30/30 @ 100(a) ............................... 40 39
Banco Bilbao Vizcaya Argentaria SA, 7.12% (H15T5Y+299bps), Callable 5/8/33 @ 100(d)(i) 200 203
Banco Santander SA
7.25% (H15T5Y+284bps), Callable 12/3/35 @ 100(d)(i) ....................... 200 203
3.23% (H15T1Y+160bps), 11/22/32, Callable 8/22/31 @ 100(d) ................. 600 543
5.44%, 4/15/36 .................................................... 200 200
Banque Federative du Credit Mutuel SA, 4.54%, 1/15/31(a) ........................ 200 197
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31, Callable 7/22/31 @ 100(a) ... 230 212

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
BNP Paribas SA
6.87% (H15T5Y+285bps), Callable 12/15/33 @ 100(a)(d)(i) .................... $ 200 $ 200
7.45% (H15T5Y+313bps), Callable 6/27/35 @ 100(a)(d)(i) ..................... 295 304
2.16% (SOFR+122bps), 9/15/29, Callable 9/15/28 @ 100(a)(d) .................. 255 241
BPCE SA, 5.77% (SOFR+163bps), 6/2/37, Callable 6/2/36 @ 100(a)(d) ................ 250 251
Canadian Imperial Bank of Commerce, 4.63% (SOFR+134bps), 9/11/30, Callable 9/11/29 @
100(d) ........................................................... 230 229
Credit Agricole SA, 5.26% (SOFR+143bps), 1/12/37, Callable 1/12/36 @ 100(a)(d) ....... 305 300
CRH SMW Finance DAC, 5.13%, 1/9/30, Callable 12/9/29 @ 100 .................... 200 203
Deutsche Bank AG
4.47% (SOFR+110bps), 12/10/31, Callable 12/10/30 @ 100(d) .................. 150 148
5.06% (SOFR+141bps), 4/14/32, Callable 4/14/31 @ 100(d) .................... 150 150
Federation DES Caisses Desjardins DU Quebec, 5.02%, 5/27/31(a) ................... 245 247
HSBC Holdings PLC
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(d) .................... 355 337
4.71% (SOFR+94bps), 5/12/30, Callable 5/12/29 @ 100(d) ..................... 200 199
5.29% (SOFR+129bps), 11/19/30, Callable 11/19/29 @ 100(d) .................. 205 208
2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(d) .................. 375 337
5.74% (SOFR+196bps), 9/10/36, Callable 9/10/35 @ 100(d) .................... 200 201
5.28% (SOFR+155bps), 3/10/37, Callable 3/10/36 @ 100(d) .................... 200 198
Macquarie Bank Ltd., 5.82% (H15T1Y+135bps), 6/10/37, Callable 6/10/36 @ 100(a)(d) .... 330 329
Manulife Financial Corp., 4.99%, 12/11/35, Callable 9/11/35 @ 100 .................. 120 118
Meiji Yasuda Life Insurance Co., 6.10% (H15T5Y+291bps), 6/11/55, Callable 6/11/35 @
100(a)(d) ......................................................... 450 454
Mizuho Financial Group, Inc., 4.97% (H15T1Y+83bps), 7/13/32, Callable 7/13/31 @ 100(d) . 335 334
NatWest Group PLC, 6.48% (H15T5Y+220bps), 6/1/34, Callable 3/1/29 @ 100(d) ........ 200 207
Nippon Life Insurance Co., 2.90% (H15T5Y+260bps), 9/16/51, Callable 9/16/31 @ 100(a)(d) 355 313
Nomura Holdings, Inc., 5.55%, 7/14/36 ....................................... 200 200
Societe Generale SA, 6.10% (H15T1Y+160bps), 4/13/33, Callable 4/13/32 @ 100(a)(d) .... 375 390
Sumitomo Life Insurance Co., 5.87% (H15T5Y+265bps), 9/10/55, Callable 9/10/35 @ 100(a)
(d) ............................................................. 420 418
Sumitomo Mitsui Financial Group, Inc.
4.49% (SOFR+102bps), 1/15/32, Callable 1/15/31 @ 100(d) .................... 200 196
5.33% (H15T5Y+130bps), 3/3/41, Callable 3/3/36 @ 100(d) .................... 150 146
The Bank of Nova Scotia, 4.81% (SOFR+105bps), 2/2/34, Callable 2/2/33 @ 100(d) ....... 155 153
UBS Group AG, 2.75% (H15T1Y+110bps), 2/11/33, Callable 2/11/32 @ 100(a)(d) ........ 415 368
UniCredit SpA
7.30% (USISOA05+491bps), 4/2/34, Callable 4/2/29 @ 100(a)(d) ................ 200 210
5.46% (H15T5Y+475bps), 6/30/35, Callable 6/30/30 @ 100(a)(d) ................ 240 241
11,786
Health Care (0.1%):
Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/9/29, Callable 2/9/29 @ 100 .... 200 200
Industrials (1.0%):
Air Canada Pass Through Trust, 3.30%, 1/15/30(a) ............................... 163 155
Czechoslovak Group AS, 6.50%, 1/10/31, Callable 7/10/27 @ 103.25(a) ............... 305 310
Danaos Corp., 6.88%, 10/15/32, Callable 10/15/28 @ 103.44(a) ...................... 130 134
Element Fleet Management Corp.
5.64%, 3/13/27, Callable 2/13/27 @ 100(a) ................................ 75 75
4.80%, 5/29/29, Callable 4/29/29 @ 100(a) ................................ 55 55
5.04%, 3/25/30, Callable 2/25/30 @ 100(a) ................................ 275 277
4.64%, 11/24/30, Callable 10/24/30 @ 100(a) ............................... 90 89
Waste Connections, Inc., 5.25%, 9/1/35, Callable 6/1/35 @ 100 ...................... 145 147
1,242
Information Technology (0.1%):
Flex Ltd., 5.38%, 11/13/35, Callable 8/13/35 @ 100 .............................. 85 84
Materials (0.4%):
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/30, Callable 7/1/30 @ 100 .............. 335 317
Corp Nacional del Cobre de Chile, 6.78%, 1/13/55, Callable 7/13/54 @ 100(a) ........... 200 215
532
Sovereign Bond (1.4%):
Indonesia Government International Bond, 5.69%, 5/29/36, Callable 2/29/36 @ 100 ....... 200 204

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Kuwait International Government Bond, 4.65%, 10/9/35(a) ......................... $ 500 $ 488
Mexico Government International Bond
5.63%, 2/9/34, Callable 12/9/33 @ 100 ................................... 200 197
6.88%, 5/13/37, Callable 2/13/37 @ 100 .................................. 200 210
Peruvian Government International Bond, 5.50%, 3/30/36, Callable 12/30/35 @ 100 ....... 320 323
Saudi Government International Bond, 4.13%, 1/12/29(a) .......................... 345 339
1,761
Utilities (0.6%):
Electricite de France SA, 6.13%, 4/22/56, Callable 10/22/55 @ 100(a) ................. 370 365
Enel Finance International NV, 5.00%, 9/30/35, Callable 6/30/35 @ 100(a) .............. 320 311
Hydro One, Inc., 4.75%, 5/30/31, Callable 4/30/31 @ 100 .......................... 70 70
746
Total Yankee Dollars (Cost $18,050)
a
a
a
17,876
U.S. Government Agency Mortgages (27.9%)
Federal Home Loan Mortgage Corporation
6.50%, 1/1/29 - 12/1/55 .............................................. 1,477 1,545
3.50%, 7/1/29 - 3/1/48 ............................................... 396 369
3.00%, 10/1/29 - 9/1/52 .............................................. 342 307
7.00%, 2/1/31 - 8/1/54 ............................................... 111 117
7.50%, 8/1/31 ..................................................... —(h) –(h)
6.00%, 11/1/32 - 9/1/55 .............................................. 1,274 1,318
5.00%, 5/1/40 - 3/1/44 ............................................... 10 10
5.50%, 6/1/41 - 1/1/55 ............................................... 547 553
1.50%, 3/1/42 ..................................................... 1,077 897
4.00%, 10/1/42 - 6/1/50 .............................................. 116 111
2.50%, 1/1/51 - 5/1/52 ............................................... 959 814
6,041
Federal National Mortgage Association
3.00%, 3/1/29 - 2/1/57 ............................................... 862 768
6.00%, 9/1/29 - 8/1/54 ............................................... 1,411 1,457
7.00%, 11/1/29 - 1/1/32 .............................................. 1 1
2.50%, 7/1/30 - 4/1/52 ............................................... 4,068 3,484
8.00%, 10/1/30 .................................................... 1 1
7.50%, 2/1/31 ..................................................... —(h) –(h)
5.00%, 5/1/31 - 4/1/53 ............................................... 285 283
6.50%, 2/1/32 - 7/1/55 ............................................... 1,019 1,064
5.50%, 9/1/33 - 7/1/56 ............................................... 1,813 1,832
4.00%, 10/1/40 - 10/1/52 ............................................. 748 708
3.50%, 10/1/41 - 4/1/52 .............................................. 663 610
2.00%, 12/1/41 - 8/25/56 ............................................. 882 745
4.50%, 9/1/43 - 9/1/52 ............................................... 439 428
11,381
Federal National Mortgage Association, TBA
5.50%, 1/25/30 - 9/29/32 ............................................. 2,900 2,927
5.00%, 8/16/30 - 1/9/34 .............................................. 3,900 3,850
4.50%, 1/30/35 .................................................... 1,400 1,340
3.50%, 2/28/35 .................................................... 2,700 2,448
4.00%, 4/24/35 .................................................... 900 841
3.00%, 6/9/35 ..................................................... 1,300 1,133
12,539
Government National Mortgage Association
7.50%, 8/20/27 - 10/15/29 ............................................. —(h) –(h)
7.00%, 9/15/27 - 8/15/31 ............................................. 4 4
6.00%, 4/15/28 - 4/20/55 ............................................. 579 593
6.50%, 6/15/28 - 12/15/32 ............................................. 21 19
5.50%, 3/15/33 - 9/20/52 ............................................. 79 80
4.50%, 5/15/39 - 2/20/48 ............................................. 212 208
4.00%, 8/20/39 - 4/20/48 ............................................. 361 344
3.50%, 11/15/41 - 11/20/46 ............................................ 233 216
5.00%, 9/20/47 .................................................... 91 92

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
2.00%, 7/20/51 .................................................... $ 258 $ 212
3.00%, 6/20/52 .................................................... 250 223
2.50%, 9/20/54 .................................................... 336 288
2,279
Government National Mortgage Association, TBA
6.50%, 5/18/29 .................................................... 600 622
5.50%, 8/15/32 .................................................... 700 703
5.00%, 9/15/32 .................................................... 600 591
3.00%, 7/5/34 ..................................................... 400 355
2.50%, 9/28/34 .................................................... 500 427
4.50%, 10/8/34 .................................................... 300 288
2.00%, 12/20/34 .................................................... 500 409
3.50%, 7/1/35 ..................................................... 200 180
3,575
Total U.S. Government Agency Mortgages (Cost $36,234)
a
a
a
35,815
U.S. Treasury Obligations (11.8%)
U.S. Treasury Bonds
4.63%, 11/15/45 .................................................... 1,103 1,059
2.25%, 2/15/52 .................................................... 1,297 781
4.75%, 2/15/56 .................................................... 2,200 2,137
U.S. Treasury Inflation Indexed Bonds, 1.88%, 7/15/35(k) .......................... 1,241 1,258
U.S. Treasury Notes
3.88%, 7/31/27 .................................................... 2,000 1,994
3.50%, 1/31/28 .................................................... 668 661
4.00%, 1/31/31 .................................................... 4,795 4,753
3.88%, 12/31/32 .................................................... 215 210
4.00%, 11/15/35 .................................................... 163 157
4.13%, 2/15/36 .................................................... 2,220 2,166
Total U.S. Treasury Obligations (Cost $15,709)
a
a
a
15,176
Shares
Affiliated Mutual Funds (4.4%)
Victory Pioneer CAT Bond Fund ............................................ 57,939 658
Victory Pioneer ILS Interval Fund ........................................... 473,646 4,983
Total Affiliated Mutual Funds (Cost $5,227)
a
a
a
5,641
Short-Term Investments (7.7%)
Principal Amount
(000)
a a a a
U.S. Treasury Obligations (7.7%):
U.S. Treasury Bills
3.24%, 7/9/26(k) ................................................... $ 1,100 1,099
3.38%, 7/16/26(k) .................................................. 6,300 6,291
3.52%, 8/4/26(k) ................................................... 2,552 2,543
Total U.S. Treasury Obligations 9,933
Total Short-Term Investments (Cost $9,933)
a
a
a
9,933
Total Investments (Cost $144,765) — 110.4% 141,879
Liabilities in excess of other assets —  (10.4)% (13,307)
NET ASSETS - 100.00% $ 128,572
At June 30, 2026, the Fund's investments in foreign securities were 15.0% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $40,304
(thousands) and amounted to 31.3% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(c) Security is interest only.
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(e) Zero-coupon bond.
(f) Amount represents less than 0.05% of net assets.
(g) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(h) Rounds to less than $1 thousand.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Currently the issuer is in default with respect to interest and/or principal payments.
(k) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
PLC
—
Public Limited Company
PRIME
—
US Prime rate, rate disclosed as of June 30, 2026.
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of June 30, 2026.
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (4.40%)
Collateralized Mortgage Obligations —  (4.40%)
Federal National Mortgage Association, TBA
2.50% , 8/25/56 .................................................... $ (1,200) $ (1,002)
6.00% , 5/4/31 .................................................... (2,000) (2,045)
6.50% , 2/26/30 .................................................... (2,400) (2,480)
Government National Mortgage Association, TBA
4.00% , 12/21/34 ................................................... (100) (93)
Total TBA Sales Commitments (Proceeds  $5,616) $(5,620)
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 12 9/21/26 $ 1,312 $ 1,319 $ 7
2-Year U.S. Treasury Note Futures ....... 53 9/30/26 10,936 10,925 (11)
30-Year U.S. Treasury Bond Futures ..... 5 9/21/26 553 567 14
5-Year U.S. Treasury Note Futures ....... 60 9/30/26 6,413 6,423 10
Ultra Long Term U.S. Treasury Bond Futures 58 9/21/26 6,549 6,737 188
$ 208

Victory Variable Insurance Funds II
Victory Pioneer Bond VCT Portfolio

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
U.S. 10-Year Ultra Futures ............ 3 9/21/26 $ 336 $ 338 $ (2)
Total unrealized appreciation $ 219
Total unrealized depreciation (13)
Total net unrealized appreciation (depreciation) $ 206
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 45 ........................... 5.00% 6/20/31 Quarterly $ 794 $ (482) $ (412) $ (70)
$ (482) $ (412) $ (70)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either
(i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
June 30, 2026

See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Bond VCT
Portfolio
Assets:
Affiliated investments, at value (Cost $5,227) $ 5,641
Unaffiliated investments, at value (Cost $139,538) 136,238
Cash 1,543
Futures contracts collateral 199
Swap agreements collateral 281
Due from broker 256
Receivables:
Dividends and interest 1,009
Capital shares issued 76
Investments sold 29,006
From Adviser 9
Variation margin on open swap agreements 4
Prepaid expenses 1
Total Assets 174,263
Liabilities:
Payables:
Investments purchased 39,848
Capital shares redeemed 75
Variation margin on open futures contracts 67
TBA sales commitments, at value (Proceeds $5,616) 5,620
Accrued expenses and other payables:
Investment advisory fees 42
12b-1 fees 11
Other accrued expenses 28
Total Liabilities 45,691
Commitments and contingencies (Note 4 )
Net Assets:
Capital 148,731
Total accumulated earnings (loss) (20,159)
Net Assets $ 128,572
Net Assets:
Class I $ 24,209
Class II 104,363
Total $ 128,572
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 2,499
Class II 10,746
Total 13,245
Net asset value, offering and redemption price per share:(a)
Class I $ 9.69
Class II 9.71
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026

See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Bond VCT
Portfolio
Investment Income:
Dividends $ 23
Interest 2,880
Foreign tax withholding (55)
Total Income 2,848
Expenses:
Investment advisory fees 253
Administration fees 28
Sub-Administration fees 8
12b-1 fees — Class II 128
Custodian fees 2
Trustees' fees 3
Legal and audit fees 23
Other expenses 6
Recoupment of prior expenses waived/reimbursed by Adviser — (a)
Total Expenses 451
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Adviser (44)
Net Expenses 407
Net Investment Income (Loss) 2,441
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities (231)
Net realized gains (losses) from TBA sales commitments 57
Net realized gains (losses) from futures contracts (645)
Net realized gains (losses) from swap agreements 38
Net change in unrealized appreciation/depreciation on affiliated investment securities 428
Net change in unrealized appreciation/depreciation on unaffiliated investment securities (1,162)
Net change in unrealized appreciation/depreciation on TBA sales commitments (19)
Net change in unrealized appreciation/depreciation on futures contracts 455
Net change in unrealized appreciation/depreciation on swap agreements (53)
Net realized/unrealized gains (losses) on investments (1,132)
Change in net assets resulting from operations $ 1,309
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Bond VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,441 $ 5,612
Net realized gains (losses) (781) 510
Net change in unrealized appreciation/depreciation (351) 4,638
Change in net assets resulting from operations 1,309 10,760
Distributions to Shareholders:
Class I (486) (1,046)
Class II (1,928) (4,350)
Change in net assets resulting from distributions to shareholders (2,414) (5,396)
Change in net assets resulting from capital transactions 1,910 (6,969)
Change in net assets 805 (1,605)
Net Assets:
Beginning of period 127,767 129,372
End of period $ 128,572 $ 127,767
* Pioneer Bond VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Bond VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 6,000 $ 8,839
Distributions reinvested 486 1,047
Cost of shares redeemed (5,783) (9,665)
Total Class I $ 703 $ 221
Class II
Proceeds from shares issued $ 6,925 $ 16,206
Distributions reinvested 1,928 4,350
Cost of shares redeemed (7,646) (27,746)
Total Class II $ 1,207 $ (7,190)
Change in net assets resulting from capital transactions $ 1,910 $ (6,969)
Share Transactions:
Class I
Issued 615 925
Reinvested 50 108
Redeemed (593) (1,009)
Total Class I 72 24
Class II
Issued 711 1,682
Reinvested 197 450
Redeemed (782) (2,900)
Total Class II 126 (768)
Change in Shares 198 (742)
* Pioneer Bond VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
22
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Bond VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.77 $9.36 $9.49 $9.23 $11.27 $11.78
Investment Activities:
Net investment income (loss)(a) 0.20 0.45 0.45 0.41 0.28 0.24
Net realized and unrealized gains (losses) (0.09) 0.39 (0.16) 0.22 (1.87) (0.20)
Total from Investment Activities 0.11 0.84 0.29 0.63 (1.59) 0.04
Distributions to Shareholders from:
Net investment income (0.19) (0.43) (0.39) (0.37) (0.22) (0.25)
Net realized gains — — — — (0.21) (0.30)
Return of capital — — (0.03) — (0.02) —
Total Distributions (0.19) (0.43) (0.42) (0.37) (0.45) (0.55)
Net Asset Value, End of Period $9.69 $9.77 $9.36 $9.49 $9.23 $11.27
Total Return(b)(c) 1.17% 9.17% 3.15% 6.96%(d) (14.19)% 0.38%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.44%(g) 0.45% 0.48% 0.55% 0.49% 0.57%
Net Investment Income (Loss)(e) 4.06% 4.71% 4.80% 4.38% 2.85% 2.12%
Gross Expenses(e)(f) 0.51%(g) 0.51% 0.53% 0.59% 0.52% 0.60%
Supplemental Data:
Net Assets at end of period (000's) $24,209 $23,717 $22,488 $22,519 $24,063 $33,091
Portfolio Turnover(b)(h) 113% 35% 53% 56% 65% 61%
* Pioneer Bond VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Variable Insurance Funds II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Bond VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.80 $9.39 $9.51 $9.25 $11.30 $11.80
Investment Activities:
Net investment income (loss)(a) 0.18 0.43 0.43 0.39 0.26 0.21
Net realized and unrealized gains (losses) (0.09) 0.39 (0.15) 0.21 (1.88) (0.19)
Total from Investment Activities 0.09 0.82 0.28 0.60 (1.62) 0.02
Distributions to Shareholders from:
Net investment income (0.18) (0.41) (0.37) (0.34) (0.20) (0.22)
Net realized gains — — — — (0.21) (0.30)
Return of capital — — (0.03) — (0.02) —
Total Distributions (0.18) (0.41) (0.40) (0.34) (0.43) (0.52)
Net Asset Value, End of Period $9.71 $9.80 $9.39 $9.51 $9.25 $11.30
Total Return(b)(c) 0.94% 8.88% 3.01% 6.68%(d) (14.45)% 0.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.69%(g) 0.70% 0.73% 0.80% 0.74% 0.82%
Net Investment Income (Loss)(e) 3.81% 4.44% 4.54% 4.14% 2.61% 1.86%
Gross Expenses(e)(f) 0.76%(g) 0.76% 0.78% 0.84% 0.77% 0.85%
Supplemental Data:
Net Assets at end of period (000's) $104,363 $104,050 $106,883 $110,998 $118,138 $150,361
Portfolio Turnover(b)(h) 113% 35% 53% 56% 65% 61%
* Pioneer Bond VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
24
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Bond VCT Portfolio (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I  and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the
Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek current income and total return.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Bond VCT Portfolio Bond VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
25
(Unaudited)
Portfolio securities listed or traded on securities exchanges, are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Bond VCT Portfolio
Asset-Backed Securities ......................................... $ — $ 9,753 $ — $ 9,753
Collateralized Loan Obligations ................................... — 1,984 — 1,984
Collateralized Mortgage Obligations ................................ — 11,654 —(a) 11,654
Preferred Stocks ............................................... 575 — — 575
Senior Secured Loans ........................................... — 75 — 75
Corporate Bonds .............................................. — 33,356 41 33,397
Yankee Dollars ............................................... — 17,876 — 17,876
U.S. Government Agency Mortgages ................................ — 35,815 — 35,815
U.S. Treasury Obligations ........................................ — 15,176 — 15,176
Affiliated Mutual Funds ......................................... 5,641 — — 5,641
Short-Term Investments ......................................... — 9,933 — 9,933
Total ....................................................... $ 6,216 $ 135,622 $ 41 $ 141,879
Liabilities:
TBA Sales Commitments ........................................ $ — $ (5,620) $ — $ (5,620)
Total ....................................................... $ — $ (5,620) $ — $ (5,620)
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 219 — — 219

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
26
(Unaudited)
 (a) Rounds to less than $1 thousands.
*    Swap Agreements and Futures contracts are presented at the unrealized appreciation (depreciation) on the investment.
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payments of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
TBAs :
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the
Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated
TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of June 30, 2026, no collateral was pledged or paid by the Fund.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
Level 1 Level 2 Level 3 Total
Bond VCT Portfolio
Liabilities:
Credit Default Swap Agreement ................................... — (70) — (70)
Futures Contracts .............................................. (13) — — (13)
Total ....................................................... $ 206 $ (70) $ — $ 136

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
27
(Unaudited)
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Unfunded Loan Commitments:
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of June 30, 2026, the Fund had no unfunded loan commitment outstanding.
Derivative Instruments:
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
28
(Unaudited)
to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for futures contracts. During the six months ended June 30, 2026, the Fund entered into futures contracts primarily for the strategy of gaining exposure to a particular asset class or securities market.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
29
(Unaudited)
*Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedules of Portfolio Investments.
Only current day’s variation margin for futures contracts and swap agreements are reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2026 (amounts in thousands):
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the six months ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities. Paydown gains or losses on applicable securities, if any, are recorded as components of
Interest income on the Statement of Operations.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Mortgage Dollar Rolls:
The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same.
Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s Statement of Operations. For the six months ended June 30, 2026, there were no mortgage dollar roll transactions.
Assets Liabilities
Futures
contracts*
Futures
contracts*
Swap
agreements*
Credit Risk Exposure: – – (70,000)
Bond VCT Portfolio ....................................................... $ – $ – $ 70
Interest Rate Risk Exposure: 219,000 (13,000) –
Bond VCT Portfolio ....................................................... 219 13 –
Net Realized
Gains (losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Credit Risk Exposure: – 38,000 – (53,000)
Bond VCT Portfolio ............................... $ – $ 38 $ – $ (53)
Interest Rate Risk Exposure: (645,000) – 455,000 –
Bond VCT Portfolio ............................... $ (645) $ – $ 455 $ –
Bond VCT
Portfolio
Futures contracts:
Average notional value of contracts — long .................................................................. $ 29,610
Average notional value of contracts — short .................................................................. (3,195)
Centrally cleared credit default swaps:
Average notional value — buy protection .................................................................... (4,219)
a

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
30
(Unaudited)
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.40% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Bond VCT Portfolio .............................................. $ 17,983 $ 16,183 $ 129,952 $ 120,288
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Bond VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
31
(Unaudited)
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
32
(Unaudited)
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class II. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class II. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
For the six months ended June 30, 2026, the following recoupment amount was paid to the Adviser (amounts in thousands):
(a)     Rounds to less than $1 thousand.
As of June 30, 2026, the Fund had no amounts available to be repaid to the Adviser.
In effect until April 1, 2028
Class I Class II
Bond VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.48% 0.73%
Amount
Bond VCT Portfolio ................................................................................... $ —(a)

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
33
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, and
Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Interest Rate Risk — The market prices of the Fund's fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down. Rising interest rates can lead to increased default rates, as issuers of floating rate securities find themselves faced with higher payments. Unlike fixed rate securities, floating rate securities generally will not increase in value if interest rates decline. Changes in interest rates also will affect the amount of interest income the Fund earns on its floating rate investments.
Credit Risk — If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. The values of lower-quality debt securities tend to be particularly sensitive to these changes. Changes in actual or perceived creditworthiness may occur quickly. The values of securities also may decline for a number of other reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets. The Fund also could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are declared daily and distributed on the last business day of each month. Distributable net realized gains, if any, are generally declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
34
(Unaudited)
of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended June 30, 2026, were as follows (amounts in thousands, except shares):
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Short-Term
Amount
Long-Term
Amount Total
Bond VCT Portfolio .................................................... $ (4,996) $ (11,437) $ (16,433)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Bond VCT Portfolio
Victory Pioneer CAT Bond
Fund, Class R6 ......... $ 638 $ — $ — $ — $ 20 $ 658 57,939 $ — $ —
Victory Pioneer ILS Interval
Fund ................ 4,575 — — — 408 4,983 473,646 — —
$ 5,213 $ — $ — $ — $ 428 $ 5,641 531,585 $ — $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19617-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Equity Income VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 10

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Equity Income VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (6.3%):
Comcast Corp. , Class A .................................................. 76,181 $ 1,871
The Walt Disney Co. .................................................... 19,244 1,852
Verizon Communications, Inc. .............................................. 19,420 822
4,545
Consumer Discretionary (7.7%):
Darden Restaurants, Inc. .................................................. 2,516 518
Ford Motor Co. ........................................................ 107,434 1,493
Lowe's Cos., Inc. ....................................................... 7,055 1,556
The Home Depot, Inc. ................................................... 2,154 760
The TJX Cos., Inc. ...................................................... 8,196 1,242
5,569
Consumer Staples (7.3%):
Molson Coors Beverage Co. , Class B ......................................... 17,516 682
Mondelez International, Inc. , Class A ......................................... 8,245 477
PepsiCo, Inc. .......................................................... 7,114 963
Target Corp. .......................................................... 10,548 1,378
The Hershey Co. ....................................................... 5,231 918
The Kraft Heinz Co. ..................................................... 38,289 904
5,322
Energy (9.3%):
Chevron Corp. ......................................................... 2,062 342
ConocoPhillips Co. ..................................................... 17,899 1,861
Devon Energy Corp. ..................................................... 32,368 1,337
Expand Energy Corp. .................................................... 5,194 474
Exxon Mobil Corp. ..................................................... 20,114 2,750
6,764
Financials (22.3%):
American International Group, Inc. .......................................... 16,892 1,259
Bank of America Corp. ................................................... 52,065 2,967
JPMorgan Chase & Co. .................................................. 8,576 2,807
Morgan Stanley ........................................................ 8,292 1,733
Northern Trust Corp. .................................................... 10,416 1,811
State Street Corp. ....................................................... 12,976 2,201
Truist Financial Corp. .................................................... 31,422 1,565
Wells Fargo & Co. ...................................................... 22,586 1,867
16,210
Health Care (12.2%):
AbbVie, Inc. .......................................................... 1,761 443
Bristol-Myers Squibb Co. ................................................. 27,003 1,556
Johnson & Johnson ..................................................... 7,013 1,781
Labcorp Holdings, Inc. ................................................... 1,378 386
Medtronic PLC ........................................................ 20,588 1,610
Sanofi SA , ADR ........................................................ 37,619 1,605
UnitedHealth Group, Inc. ................................................. 1,068 444
Zimmer Biomet Holdings, Inc. ............................................. 11,848 1,020
8,845
Industrials (14.5%):
3M Co. .............................................................. 13,142 2,128
Carrier Global Corp. ..................................................... 5,716 419
Deere & Co. .......................................................... 1,422 902
Honeywell Aerospace, Inc. (a) .............................................. 4,451 984
Honeywell International, Inc. .............................................. 4,451 996
Owens Corning ........................................................ 6,461 1,027
Rockwell Automation, Inc. ................................................ 1,147 568
Union Pacific Corp. ..................................................... 3,565 970
United Parcel Service, Inc. , Class B .......................................... 23,413 2,517
10,511

Victory Variable Insurance Funds II
Victory Pioneer Equity Income VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Information Technology (14.0%):
Accenture PLC , Class A .................................................. 8,741 $ 1,088
Cisco Systems, Inc. ..................................................... 18,053 2,120
HP, Inc. .............................................................. 27,097 595
International Business Machines Corp. ........................................ 7,067 1,987
Microsoft Corp. ........................................................ 2,078 775
NetApp, Inc. .......................................................... 4,117 637
QUALCOMM, Inc. ..................................................... 5,175 956
Salesforce, Inc. ........................................................ 4,881 765
Texas Instruments, Inc. ................................................... 4,115 1,227
10,150
Materials (1.4%):
LyondellBasell Industries NV , Class A ........................................ 4,433 233
PPG Industries, Inc. ..................................................... 6,526 792
1,025
Real Estate (0.6%):
AvalonBay Communities, Inc. .............................................. 2,210 417
Utilities (4.1%):
CMS Energy Corp. ...................................................... 13,015 995
Duke Energy Corp. ...................................................... 11,123 1,408
Eversource Energy ...................................................... 7,581 548
2,951
Total Common Stocks (Cost $56,247)
a
a
a
72,309
Total Investments (Cost $56,247) — 99.7% 72,309
Other assets in excess of liabilities —  0.3% 228
NET ASSETS - 100.00% $ 72,537
At June 30, 2026, the Fund's investments in foreign securities were 5.9% of net assets.
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2026
4
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Equity Income
VCT Portfolio
Assets:
Investments, at value (Cost $56,247) $ 72,309
Cash 244
Receivables:
Dividends and interest 61
Capital shares issued 1
From Adviser — (a)
Reclaims 18
Prepaid expenses 1
Total Assets 72,634
Liabilities:
Payables:
Capital shares redeemed 30
Accrued expenses and other payables:
Investment advisory fees 40
Administration fees 3
12b-1 fees 2
Other accrued expenses 22
Total Liabilities 97
Commitments and contingencies (Note 4 )
Net Assets:
Capital 50,408
Total accumulated earnings (loss) 22,129
Net Assets $ 72,537
Net Assets:
Class I $ 49,565
Class II 22,972
Total $ 72,537
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 3,849
Class II 1,723
Total 5,572
Net asset value, offering and redemption price per share:(b)
Class I $ 12.88
Class II 13.33
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
5
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Equity Income
VCT Portfolio
Investment Income:
Dividends $ 1,119
Interest 11
Foreign tax withholding (25)
Total Income 1,105
Expenses:
Investment advisory fees 240
Administration fees 16
Sub-Administration fees 6
12b-1 fees — Class II 30
Custodian fees 2
Trustees' fees 3
Legal and audit fees 21
Other expenses 4
Total Expenses 322
Expenses waived/reimbursed by Adviser (2)
Net Expenses 320
Net Investment Income (Loss) 785
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,335
Net change in unrealized appreciation/depreciation on investment securities (634)
Net realized/unrealized gains (losses) on investments 5,701
Change in net assets resulting from operations $ 6,486

6
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Equity Income VCT
Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 785 $ 1,613
Net realized gains (losses) 6,335 (116)
Net change in unrealized appreciation/depreciation (634) 6,497
Change in net assets resulting from operations 6,486 7,994
Distributions to Shareholders:
Class I (627) (9,106)
Class II (268) (3,686)
Change in net assets resulting from distributions to shareholders (895) (12,792)
Change in net assets resulting from capital transactions (6,411) 297
Change in net assets (820) (4,501)
Net Assets:
Beginning of period 73,357 77,858
End of period $ 72,537 $ 73,357
* Pioneer Equity Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Equity Income VCT
Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 396 $ 991
Distributions reinvested 627 9,107
Cost of shares redeemed (5,922) (10,138)
Total Class I $ (4,899) $ (40)
Class II
Proceeds from shares issued $ 1,438 $ 3,156
Distributions reinvested 268 3,686
Cost of shares redeemed (3,218) (6,504)
Total Class II $ (1,512) $ 338
Change in net assets resulting from capital transactions $ (6,411) $ 297
Share Transactions:
Class I
Issued 31 80
Reinvested 50 814
Redeemed (469) (846)
Total Class I (388) 48
Class II
Issued 109 252
Reinvested 21 318
Redeemed (244) (507)
Total Class II (114) 63
Change in Shares (502) 112
* Pioneer Equity Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Equity Income VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.95 $12.94 $14.74 $15.13 $19.21 $15.51
Investment Activities:
Net investment income (loss)(a) 0.14 0.27 0.31 0.27 0.28 0.28
Net realized and unrealized gains (losses) 0.95 1.01 1.11 0.80 (1.96) 3.68
Total from Investment Activities 1.09 1.28 1.42 1.07 (1.68) 3.96
Distributions to Shareholders from:
Net investment income (0.16) (0.28) (0.32) (0.29) (0.30) (0.26)
Net realized gains — (1.99) (2.90) (1.17) (2.10) —
Total Distributions (0.16) (2.27) (3.22) (1.46) (2.40) (0.26)
Net Asset Value, End of Period $12.88 $11.95 $12.94 $14.74 $15.13 $19.21
Total Return(b)(c) 9.17% 11.40% 11.26% 7.47% (7.76)% 25.70%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.79% 0.78% 0.79% 0.83% 0.78% 0.80%
Net Investment Income (Loss)(d) 2.21% 2.22% 2.24% 1.84% 1.70% 1.59%
Gross Expenses(d)(e) 0.79% 0.78% 0.79% 0.83% 0.78% 0.80%
Supplemental Data:
Net Assets at end of period (000's) $49,565 $50,633 $54,223 $55,500 $67,651 $87,047
Portfolio Turnover(b)(f) 22% 38% 68% 81% 36% 28%
* Pioneer Equity Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Variable Insurance Funds II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Equity Income VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $12.37 $13.32 $15.08 $15.45 $19.55 $15.79
Investment Activities:
Net investment income (loss)(a) 0.13 0.25 0.28 0.24 0.24 0.24
Net realized and unrealized gains (losses) 0.98 1.05 1.14 0.81 (1.98) 3.74
Total from Investment Activities 1.11 1.30 1.42 1.05 (1.74) 3.98
Distributions to Shareholders from:
Net investment income (0.15) (0.26) (0.28) (0.25) (0.26) (0.22)
Net realized gains — (1.99) (2.90) (1.17) (2.10) —
Total Distributions (0.15) (2.25) (3.18) (1.42) (2.36) (0.22)
Net Asset Value, End of Period $13.33 $12.37 $13.32 $15.08 $15.45 $19.55
Total Return(b)(c) 9.00% 11.14% 10.97% 7.17% (7.94)% 25.33%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.04% 1.03% 1.04% 1.08% 1.03% 1.05%
Net Investment Income (Loss)(d) 1.96% 1.97% 2.00% 1.61% 1.45% 1.35%
Gross Expenses(d)(e) 1.04% 1.03% 1.04% 1.08% 1.03% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $22,972 $22,724 $23,635 $25,057 $27,141 $34,258
Portfolio Turnover(b)(f) 22% 38% 68% 81% 36% 28%
* Pioneer Equity Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
10
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Equity Income VCT Portfolio (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the
Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Equity Income VCT Portfolio Equity Income VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
11
(Unaudited)
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense
Level 1 Level 2 Level 3 Total
Equity Income VCT Portfolio
Common Stocks ............................................... $ 72,309 $ — $ — $ 72,309
Total ....................................................... $ 72,309 $ — $ — $ 72,309

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
12
(Unaudited)
payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the six months ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
13
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund’s transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Excluding U.S. Government
Securities
Purchases Sales
Equity Income VCT Portfolio ................................................................. $ 15,974 $ 21,873
Adviser Fee Tier Rates
Up to $1 billion Over $1 billion
Equity Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Equity Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
14
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of the average daily net assets of Class II. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activity primarily intended to result in the sale of Class II. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity Securities Risk — Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments. This risk may be greater in the short term. Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
In effect until April 1, 2028
Class I Class II
Equity Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.79% 1.04%
December 31,
2028 Total
Equity Income VCT Portfolio .................................................................... $ 2 $ 2

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
15
(Unaudited)
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Short-Term
Amount Total
Equity Income VCT Portfolio ............................................................ $ (130) $ (130)

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19610-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Fund VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 10

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Fund VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (98.8%)
Communication Services (8.9%):
Alphabet, Inc. , Class A ................................................... 36,926 $ 13,196
Meta Platforms, Inc. , Class A .............................................. 6,758 3,807
17,003
Communications Equipment (1.0%):
Cisco Systems, Inc. ..................................................... 16,877 1,982
Consumer Discretionary (6.4%):
Amazon.com, Inc. (a) .................................................... 36,698 8,746
Tesla, Inc. (a) .......................................................... 8,212 3,454
12,200
Consumer Staples (2.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 52,830 4,608
Electronic Equipment, Instruments & Components (1.1%):
Corning, Inc. .......................................................... 7,954 2,032
Energy (4.0%):
Cameco Corp. ......................................................... 11,997 1,222
Cheniere Energy, Inc. .................................................... 15,644 3,739
The Williams Cos., Inc. .................................................. 36,945 2,747
7,708
Financials (6.4%):
CME Group, Inc. , Class A ................................................. 4,966 1,097
State Street Corp. ....................................................... 19,357 3,283
The Goldman Sachs Group, Inc. ............................................ 2,867 2,900
Truist Financial Corp. .................................................... 27,544 1,372
Visa, Inc. , Class A ...................................................... 10,369 3,557
12,209
Health Care (7.9%):
Eli Lilly & Co. ......................................................... 5,279 6,332
Labcorp Holdings, Inc. ................................................... 18,135 5,078
Vertex Pharmaceuticals, Inc. (a) ............................................. 7,307 3,629
15,039
Industrials (13.2%):
ABB Ltd. , ADR ........................................................ 16,553 1,799
EMCOR Group, Inc. .................................................... 2,796 2,320
GE Vernova, Inc. ....................................................... 3,303 3,881
MasTec, Inc. (a) ........................................................ 6,663 2,772
Quanta Services, Inc. .................................................... 3,971 2,859
Regal Rexnord Corp. .................................................... 12,278 2,925
United Parcel Service, Inc. , Class B .......................................... 79,815 8,580
25,136
IT Services (0.7%):
Accenture PLC , Class A .................................................. 10,385 1,292
Materials (7.2%):
Freeport-McMoRan, Inc. ................................................. 106,229 6,681
Martin Marietta Materials, Inc. ............................................. 12,196 7,033
13,714
Semiconductors & Semiconductor Equipment (19.8%):
Advanced Micro Devices, Inc. (a) ............................................ 3,331 1,935
Applied Materials, Inc. ................................................... 5,964 4,312
Broadcom, Inc. ........................................................ 12,829 4,846
GLOBALFOUNDRIES, Inc. .............................................. 23,356 1,925
KLA Corp. ........................................................... 14,810 4,468
NVIDIA Corp. ......................................................... 84,591 16,926
Rigetti Computing, Inc. (a) ................................................ 7,955 154
Taiwan Semiconductor Manufacturing Co. Ltd. , ADR ............................. 6,401 3,057
37,623

Victory Variable Insurance Funds II
Victory Pioneer Fund VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Software (8.3%):
Microsoft Corp. ........................................................ 20,318 $ 7,579
ServiceNow, Inc. (a) ..................................................... 27,128 2,694
Synopsys, Inc. (a) ....................................................... 8,618 3,844
Zscaler, Inc. (a) ......................................................... 11,471 1,619
15,736
Technology Hardware, Storage & Peripherals (4.2%):
Apple, Inc. ........................................................... 27,084 7,837
IonQ, Inc. (a) .......................................................... 3,466 185
8,022
Utilities (7.3%):
Constellation Energy Corp. ................................................ 19,765 4,909
Fervo Energy Co. , Class A (a) .............................................. 20,387 596
NRG Energy, Inc. ....................................................... 57,516 8,401
13,906
Total Common Stocks (Cost $112,835)
a
a
a
188,210
Total Investments (Cost $112,835) — 98.8% 188,210
Other assets in excess of liabilities —  1.2% 2,280
NET ASSETS - 100.00% $ 190,490
(a) Non-income producing security.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2026
4
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Fund VCT
Portfolio
Assets:
Investments, at value (Cost $112,835) $ 188,210
Cash 2,650
Receivables:
Dividends and interest 18
Capital shares issued 40
Investments sold 423
Reclaims 29
Prepaid expenses 1
Total Assets 191,371
Liabilities:
Payables:
Investments purchased 659
Capital shares redeemed 94
Accrued expenses and other payables:
Investment advisory fees 99
Administration fees 7
Custodian fees 1
12b-1 fees 6
Other accrued expenses 15
Total Liabilities 881
Commitments and contingencies (Note 4 )
Net Assets:
Capital 107,943
Total accumulated earnings (loss) 82,547
Net Assets $ 190,490
Net Assets:
Class I $ 132,982
Class II 57,508
Total $ 190,490
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 6,788
Class II 2,892
Total 9,680
Net asset value, offering and redemption price per share:(a)
Class I $ 19.59
Class II 19.89
(a) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
5
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Fund VCT
Portfolio
Investment Income:
Dividends $ 994
Interest 19
Foreign tax withholding (4)
Total Income 1,009
Expenses:
Investment advisory fees 571
Administration fees 38
Sub-Administration fees 5
12b-1 fees — Class II 57
Custodian fees 2
Trustees' fees 3
Legal and audit fees 24
Other expenses 8
Total Expenses 708
Net Investment Income (Loss) 301
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 8,969
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 9,477
Net realized/unrealized gains (losses) on investments 18,446
Change in net assets resulting from operations $ 18,747

6
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Fund VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 301 $ 538
Net realized gains (losses) 8,969 18,666
Net change in unrealized appreciation/depreciation 9,477 12,985
Change in net assets resulting from operations 18,747 32,189
Distributions to Shareholders:
Class I (13,793) (16,750)
Class II (5,724) (4,334)
Change in net assets resulting from distributions to shareholders (19,517) (21,084)
Change in net assets resulting from capital transactions 24,116 454
Change in net assets 23,346 11,559
Net Assets:
Beginning of period 167,144 155,585
End of period $ 190,490 $ 167,144
* Pioneer Fund VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

7
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Fund VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 2,211 $ 4,227
Distributions reinvested 13,793 16,750
Cost of shares redeemed (10,742) (20,818)
Total Class I $ 5,262 $ 159
Class II
Proceeds from shares issued $ 17,196 $ 10,072
Distributions reinvested 5,724 4,334
Cost of shares redeemed (4,066) (14,111)
Total Class II $ 18,854 $ 295
Change in net assets resulting from capital transactions $ 24,116 $ 454
Share Transactions:
Class I
Issued 108 225
Reinvested 708 1,004
Redeemed (519) (1,122)
Total Class I 297 107
Class II
Issued 809 532
Reinvested 289 257
Redeemed (194) (767)
Total Class II 904 22
Change in Shares 1,201 129
* Pioneer Fund VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Fund VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $19.65 $18.58 $16.01 $13.05 $19.80 $16.83
Investment Activities:
Net investment income (loss)(a) 0.04 0.08 0.13 0.12 0.10 0.05
Net realized and unrealized gains (losses) 2.15 3.76 3.47 3.57 (4.02) 4.49
Total from Investment Activities 2.19 3.84 3.60 3.69 (3.92) 4.54
Distributions to Shareholders from:
Net investment income (0.04) (0.09) (0.13) (0.13) (0.10) (0.06)
Net realized gains (2.21) (2.68) (0.90) (0.60) (2.73) (1.51)
Total Distributions (2.25) (2.77) (1.03) (0.73) (2.83) (1.57)
Net Asset Value, End of Period $19.59 $19.65 $18.58 $16.01 $13.05 $19.80
Total Return(b)(c) 11.20% 23.35% 22.65%(d) 28.93% (19.50)% 27.98%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.74% 0.74% 0.75% 0.80% 0.76% 0.79%
Net Investment Income (Loss)(e) 0.41% 0.41% 0.71% 0.85% 0.65% 0.28%
Gross Expenses(e)(f) 0.74% 0.74% 0.75% 0.80% 0.76% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $132,982 $127,533 $118,605 $106,496 $94,581 $133,162
Portfolio Turnover(b)(g) 32% 85% 65% 64% 53% 87%
* Pioneer Fund VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2024, the total return would have been
22.59%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Variable Insurance Funds II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Fund VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $19.92 $18.80 $16.19 $13.19 $19.97 $16.97
Investment Activities:
Net investment income (loss)(a) 0.02 0.03 0.09 0.08 0.06 0.01
Net realized and unrealized gains (losses) 2.18 3.81 3.50 3.61 (4.05) 4.52
Total from Investment Activities 2.20 3.84 3.59 3.69 (3.99) 4.53
Distributions to Shareholders from:
Net investment income (0.02) (0.04) (0.08) (0.09) (0.06) (0.02)
Net realized gains (2.21) (2.68) (0.90) (0.60) (2.73) (1.51)
Total Distributions (2.23) (2.72) (0.98) (0.69) (2.79) (1.53)
Net Asset Value, End of Period $19.89 $19.92 $18.80 $16.19 $13.19 $19.97
Total Return(b)(c) 11.10% 23.07% 22.31%(d) 28.58% (19.68)% 27.65%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.99% 0.99% 1.00% 1.05% 1.01% 1.04%
Net Investment Income (Loss)(e) 0.15% 0.15% 0.48% 0.59% 0.41% 0.03%
Gross Expenses(e)(f) 0.99% 0.99% 1.00% 1.05% 1.01% 1.04%
Supplemental Data:
Net Assets at end of period (000's) $57,508 $39,611 $36,980 $21,017 $20,657 $25,816
Portfolio Turnover(b)(g) 32% 85% 65% 64% 53% 87%
* Pioneer Fund VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is
the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
10
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Fund VCT Portfolio (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I  and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the
Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to seek reasonable income and capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Fund VCT Portfolio Fund VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
11
(Unaudited)
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Level 1 Level 2 Level 3 Total
Fund VCT Portfolio
Common Stocks ............................................... $ 188,210 $ — $ — $ 188,210
Total ....................................................... $ 188,210 $ — $ — $ 188,210

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
12
(Unaudited)
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
13
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class II at an annual rate of up to 0.25% of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Excluding U.S. Government
Securities
Purchases Sales
Fund VCT Portfolio ........................................................................ $ 60,272 $ 57,195
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Fund VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
14
(Unaudited)
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
Additionally, as of June 30, 2026, the Fund had no recoupable amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Equity Securities Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions, and factors. Price changes may be temporary or last for extended periods. Equity securities have the lowest priority, and the greatest risk, with respect to dividends and any liquidation payments in the event of an issuer’s bankruptcy.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Portfolio Selection Risks — The Adviser’s judgment about a particular security or issuer, or about the economy or a particular sector, region, market segment or industry, or about an investment strategy, may prove to be incorrect or may not produce the desired results, or there may be imperfections, errors or limitations in the models, tools and information used by the Adviser.
In effect until April 1, 2028
Class I Class II
Fund VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.00%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
15
(Unaudited)
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income quarterly. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19611-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
8
Statement of Operations
9
Statements of Changes in Net Assets
10
Financial Highlights
12
Notes to Financial Statements (Form N-CSR Item 7) 14

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (0.6%)
Communication Services (0.1%):
Altice France SA (a) ..................................................... 1,176 $ 24
Health Care (0.0%):(b)
Option Care Health, Inc. (a) ................................................ 40 1
Industrials (0.5%):
Grupo Aeromexico SAB de CV (a) ........................................... 67,300 121
Total Common Stocks (Cost $67)
a
a
a
146
Principal Amount
(000)
Senior Secured Loans (2.2%)
Consumer Discretionary (0.8%):
River Rock Entertainment Authority, Term Loan, First Lien , 12 .62% ( SOFR01M + 900 bps ) ,
11/24/31 (c) ....................................................... $ 235 232
Financials (0.7%):
1261229 BC Ltd., Initial Term Loan, First Lien , 9 .89% ( SOFR01M + 625 bps ) , 10/8/30 (c) .... 129 125
LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, First Lien , 6 .14%
( SOFR01M + 250 bps ) , 4/14/31 (c) ........................................ 64 64
189
Health Care (0.1%):
Endo Finance Holdings, Inc., Term B Loan , 7 .39% ( SOFR01M + 375 bps ) , 4/23/31 (c) ....... 29 29
Materials (0.4%):
Worthington Steel, Inc., Initial Term Loan, First Lien , 7 .62% ( SOFR01M + 400 bps ) , 6/1/33 (c) . 100 100
Utilities (0.2%):
Alpha Generation LLC, Initial Term B Loan , 5 .39% ( SOFR01M + 175 bps ) , 9/30/31 (c) ...... 54 54
Total Senior Secured Loans (Cost $600)
a
a
a
604
Corporate Bonds (71.5%)
Communication Services (8.8%):
APLD ComputeCo 2 LLC , 6 .75% , 3/15/31 , Callable 3/15/28 @ 103.38 (d) .............. 70 70
CCO Holdings LLC/CCO Holdings Capital Corp. , 4 .50% , 6/1/33 , Callable 6/1/27 @ 102.25 (d) 482 418
Clear Channel Outdoor Holdings, Inc.
7 .50% , 6/1/29 , Callable 7/21/26 @ 100 (d) ................................. 184 184
7 .50% , 3/15/33 , Callable 9/15/28 @ 103.75 (d) .............................. 50 53
CSC Holdings LLC , 4 .50% , 11/15/31 , Callable 11/15/26 @ 102.25 (d) ................. 380 225
Gray Media, Inc.
10 .50% , 7/15/29 , Callable 7/15/26 @ 105.25 (d) ............................. 108 114
7 .25% , 8/15/33 , Callable 8/15/28 @ 103.63 (d) .............................. 106 104
Level 3 Financing, Inc. , 6 .88% , 6/30/33 , Callable 6/30/28 @ 103.44 (d) ................ 163 168
Neptune Bidco US, Inc.
9 .29% , 4/15/29 , Callable 8/1/26 @ 104.65 (d) ............................... 125 127
10 .38% , 5/15/31 , Callable 11/15/27 @ 105.19 (d) ............................ 100 104
9 .50% , 2/15/33 , Callable 2/15/29 @ 104.75 (d) .............................. 70 71
Stagwell Global LLC , 5 .63% , 8/15/29 , Callable 8/1/26 @ 101.41 (d) ................... 249 240
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6 .50% , 2/15/29 , Callable 7/12/26 @ 100 (d) ................................ 140 139
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (d) .............................. 75 78
8 .63% , 6/15/32 , Callable 6/15/28 @ 104.31 (d) .............................. 50 52
Windstream Services LLC/Windstream Escrow Finance Corp. , 8 .25% , 10/1/31 , Callable
10/1/27 @ 104.13 (d) ................................................ 230 243
2,390
Consumer Discretionary (8.8%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8 .00% , 2/15/31 , Callable 11/15/26 @ 104 (d) ............................... 50 51
8 .38% , 6/15/32 , Callable 6/15/28 @ 104.19 (d) .............................. 100 101
Beazer Homes USA, Inc. , 8 .00% , 1/15/32 , Callable 7/15/28 @ 104 (d) ................. 40 40
Brinker International, Inc. , 8 .25% , 7/15/30 , Callable 7/15/26 @ 104.13 (d) .............. 257 268

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Champions Financing, Inc. , 8 .75% , 2/15/29 , Callable 8/1/26 @ 104.38 (d) ............... $ 233 $ 227
Macy's Retail Holdings LLC
6 .13% , 3/15/32 , Callable 3/15/27 @ 103.06 (d) .............................. 300 302
7 .38% , 8/1/33 , Callable 8/1/28 @ 103.69 (d) ................................ 138 145
McGraw-Hill Education, Inc. , 8 .00% , 8/1/29 , Callable 8/1/26 @ 100 (d) ................ 177 177
Mohegan Tribal Gaming Authority
8 .25% , 4/15/30 , Callable 4/15/27 @ 104.13 (d) .............................. 107 111
11 .88% , 4/15/31 , Callable 4/15/27 @ 105.94 (d) ............................. 106 115
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (d) .......... 135 136
PetSmart LLC/PetSmart Finance Corp. , 7 .50% , 9/15/32 , Callable 9/15/28 @ 103.75 (d) ..... 250 250
The Michaels Cos., Inc. , 8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (d) ................ 280 277
Whirlpool Corp. , 7 .50% , 7/1/31 , Callable 7/1/28 @ 103.75 (d) ....................... 20 20
ZF North America Capital, Inc. , 7 .50% , 3/24/31 , Callable 1/24/31 @ 100 (d) ............. 172 173
2,393
Consumer Staples (1.5%):
Energizer Holdings, Inc.
4 .38% , 3/31/29 , Callable 8/1/26 @ 100 (d) ................................. 57 55
6 .00% , 9/15/33 , Callable 9/15/28 @ 103 (d) ................................ 172 165
Fiesta Purchaser, Inc.
7 .88% , 3/1/31 , Callable 3/1/27 @ 103.94 (d) ................................ 25 25
9 .63% , 9/15/32 , Callable 9/15/27 @ 104.81 (d) .............................. 167 164
409
Energy (10.4%):
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. , 8 .63% , 6/15/29 ,
Callable 7/12/26 @ 104.31 (d) .......................................... 254 266
CQP Holdco LP/BIP-V Chinook Holdco LLC
5 .50% , 6/15/31 , Callable 8/1/26 @ 102.75 (d) ............................... 146 143
7 .50% , 12/15/33 , Callable 12/15/28 @ 103.75 (d) ............................ 250 261
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8 .63% , 3/15/29 , Callable 7/12/26 @ 104.31 (d) .............................. 53 55
7 .38% , 6/30/33 , Callable 6/30/28 @ 103.69 (d) .............................. 131 133
6 .88% , 6/1/34 , Callable 6/1/29 @ 103.44 (d) ................................ 60 60
Enerflex, Inc. , 6 .88% , 1/15/31 , Callable 1/15/28 @ 103.44 (d) ....................... 65 67
Harvest Midstream I LP , 6 .75% , 5/15/34 , Callable 5/15/29 @ 103.38 (d) ................ 35 35
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .00% , 4/15/30 , Callable 8/1/26 @ 102 (d) ................................. 50 49
6 .25% , 4/15/32 , Callable 5/15/27 @ 103.13 (d) .............................. 113 109
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (d) .............................. 151 149
Kodiak Gas Services LLC
5 .88% , 4/1/31 , Callable 4/1/28 @ 102.94 (d) ................................ 15 15
6 .50% , 10/1/33 , Callable 10/1/28 @ 103.25 (d) .............................. 204 207
Kraken Oil & Gas Partners LLC
7 .63% , 8/15/29 , Callable 8/15/26 @ 103.81 (d) .............................. 179 181
7 .13% , 5/15/31 , Callable 5/15/28 @ 103.56 (d) .............................. 80 78
Summit Midstream Holdings LLC , 8 .63% , 10/31/29 , Callable 8/1/26 @ 104.31 (d) ........ 185 193
USA Compression Partners LP/USA Compression Finance Corp. , 7 .13% , 3/15/29 , Callable
8/1/26 @ 103.56 (d) ................................................. 211 216
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (d) .......... 80 81
Venture Global Plaquemines LNG LLC
6 .13% , 12/15/30 , Callable 9/15/30 @ 100 (d) ............................... 80 82
7 .50% , 5/1/33 , Callable 12/1/32 @ 100 (d) ................................. 60 66
6 .50% , 1/15/34 , Callable 7/15/33 @ 100 (d) ................................ 65 68
6 .75% , 1/15/36 , Callable 7/15/35 @ 100 (d) ................................ 67 71
Wildfire Intermediate Holdings LLC , 7 .50% , 10/15/29 , Callable 10/15/26 @ 103.75 (d) ..... 252 258
2,843
Financials (11.0%):
Ally Financial, Inc. , 6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (c) ......... 334 339
Asurion LLC/ Asurion Co-Issuer, Inc. , 8 .38% , 2/1/34 , Callable 2/1/29 @ 104.19 (d) ........ 90 83
Freedom Mortgage Corp.
6 .63% , 1/15/27 , Callable 7/17/26 @ 100 (d) ................................ 15 15
12 .25% , 10/1/30 , Callable 10/1/26 @ 106.13 (d) ............................. 150 162

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Freedom Mortgage Holdings LLC
9 .25% , 2/1/29 , Callable 8/1/26 @ 104.63 (d) ................................ $ 65 $ 67
6 .88% , 5/1/31 , Callable 5/1/28 @ 103.44 (d) ................................ 115 112
9 .13% , 5/15/31 , Callable 5/15/27 @ 104.56 (d) .............................. 55 57
8 .38% , 4/1/32 , Callable 4/1/28 @ 104.19 (d) ................................ 10 10
FS KKR Capital Corp. , 7 .50% , 8/1/31 , Callable 5/1/31 @ 100 ....................... 75 75
HUT 8 DC LLC , 6 .19% , 11/15/42 , Callable 5/15/42 @ 100 (d) ....................... 50 51
ION Platform Finance US, Inc./ION Platform Finance SARL , 9 .00% , 8/1/29 , Callable 8/1/26
@ 104.5 (d) ....................................................... 240 214
LFS Topco LLC , 8 .75% , 7/15/30 , Callable 7/15/27 @ 104.38 (d) ..................... 237 238
OneMain Finance Corp.
6 .13% , 5/15/30 , Callable 11/15/29 @ 100 .................................. 10 10
6 .50% , 3/15/33 , Callable 9/15/28 @ 103.25 ................................ 120 118
6 .75% , 9/15/33 , Callable 12/15/28 @ 103.38 ............................... 110 109
Provident Funding Associates LP/PFG Finance Corp. , 9 .75% , 9/15/29 , Callable 9/15/26 @
104.88 (d) ........................................................ 195 204
Starwood Property Trust, Inc.
5 .25% , 10/15/28 , Callable 7/15/28 @ 100 (d) ............................... 50 50
5 .88% , 8/15/29 , Callable 5/15/29 @ 100 (d) ................................ 15 15
5 .75% , 1/15/31 , Callable 7/15/30 @ 100 (d) ................................ 75 74
6 .13% , 6/1/31 , Callable 12/1/30 @ 100 (d) ................................. 55 55
Stonebriar ABF Issuer LLC , 8 .13% , 12/15/30 , Callable 12/15/27 @ 104.06 (d) ........... 115 120
UWM Holdings LLC , 6 .25% , 3/15/31 , Callable 3/15/28 @ 103.13 (d) .................. 279 249
Velocity Vehicle Group LLC , 8 .00% , 6/1/29 , Callable 8/1/26 @ 104 (d) ................ 313 309
Voyager Parent LLC , 9 .25% , 7/1/32 , Callable 7/1/28 @ 104.63 (d) .................... 199 210
WS Escrow LLC , 7 .75% , 6/1/33 , Callable 6/1/29 @ 103.88 (d) ....................... 40 41
2,987
Health Care (9.0%):
Adapthealth LLC , 5 .13% , 3/1/30 , Callable 7/12/26 @ 101.28 (d) ..................... 357 346
CVS Health Corp. , 7 .00% ( H15T5Y + 289 bps ) , 3/10/55 , Callable 12/10/29 @ 100 (c) ....... 158 164
DaVita, Inc. , 6 .75% , 7/15/33 , Callable 7/15/28 @ 103.38 (d) ........................ 263 272
DENTSPLY SIRONA, Inc. , 8 .37% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (c) .. 71 71
Encompass Health Corp. , 5 .88% , 6/1/34 , Callable 6/1/29 @ 102.94 (d) ................. 55 55
Gaia Purchaser, Inc. , 7 .63% , 7/15/33 , Callable 7/15/29 @ 103.81 (d) ................... 105 106
Meridian Arc Holdco LLC , 6 .25% , 4/30/31 , Callable 4/30/28 @ 103.13 (d) .............. 135 135
Organon & Co./Organon Foreign Debt Co-Issuer BV , 5 .13% , 4/30/31 , Callable 8/1/26 @
102.56 (d) ........................................................ 200 198
Prime Healthcare Services, Inc. , 9 .38% , 9/1/29 , Callable 9/1/26 @ 104.69 (d) ............ 428 447
SCIL IV LLC/SCIL USA Holdings LLC , 9 .50% , 7/15/28 , Callable 8/3/26 @ 102.38 (d) ..... 153 180
Sotera Health Holdings LLC , 7 .38% , 6/1/31 , Callable 6/1/27 @ 103.69 (d) .............. 155 161
Tricida, Inc.
5/15/27 (e) (f) ...................................................... 136 —
5/15/27 (e) (g) ...................................................... 136 —
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 8/1/26 @ 104.88 (d) ........... 330 311
2,446
Industrials (7.3%):
Allied Universal Holdco LLC , 7 .88% , 2/15/31 , Callable 2/15/27 @ 103.94 (d) ............ 263 275
Camelot Return Merger Sub, Inc. , 8 .75% , 8/1/28 , Callable 8/1/26 @ 100 (d) ............. 210 130
Carriage Purchaser, Inc. , 7 .88% , 10/15/29 , Callable 8/1/26 @ 101.97 (d) ................ 179 178
Core & Main LP , 6 .00% , 7/1/34 , Callable 7/1/29 @ 103 (d) ......................... 30 30
EquipmentShare.com, Inc. , 7 .13% , 7/1/34 , Callable 7/1/29 @ 103.56 (d) ................ 120 118
Goat Holdco LLC , 6 .75% , 2/1/32 , Callable 2/1/28 @ 103.38 (d) ...................... 266 273
Herc Holdings, Inc.
7 .00% , 6/15/30 , Callable 6/15/27 @ 103.5 (d) ............................... 30 31
5 .75% , 3/15/31 , Callable 3/15/28 @ 102.88 (d) .............................. 20 20
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (d) .............................. 155 162
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (d) ................................ 20 20
OneSky Flight LLC , 8 .88% , 12/15/29 , Callable 12/15/26 @ 104.44 (d) ................. 150 159
Qxo Building Products, Inc.
6 .50% , 7/15/31 , Callable 7/15/28 @ 103.25 (d) .............................. 20 20
6 .88% , 7/15/34 , Callable 7/15/29 @ 103.44 (d) .............................. 20 21
The ADT Security Corp. , 5 .88% , 10/15/33 , Callable 10/15/32 @ 100 (d) ................ 166 163

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Trinity Industries, Inc. , 7 .75% , 7/15/28 , Callable 7/12/26 @ 103.88 (d) ................. $ 274 $ 280
United Airlines Holdings, Inc. , 5 .38% , 3/1/31 , Callable 9/1/30 @ 100 .................. 110 109
1,989
Information Technology (2.1%):
Core Scientific Finance I LLC , 7 .75% , 5/15/31 , Callable 5/15/28 @ 103.88 (d) ........... 133 135
CoreWeave, Inc. , 9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (d) ........................ 136 134
Edged Compute LLC , 7 .50% , 4/30/31 , Callable 4/30/28 @ 103.75 (d) .................. 96 94
NCR Voyix Corp. , 5 .00% , 10/1/28 , Callable 8/1/26 @ 100 (d) ....................... 86 84
Oracle Corp.
6 .70% , 2/4/56 , Callable 8/4/55 @ 100 .................................... 90 85
6 .85% , 2/4/66 , Callable 8/4/65 @ 100 .................................... 50 46
578
Materials (4.7%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp. , 9 .75% , 3/1/33 , Callable
3/1/29 @ 104.88 (d) ................................................. 295 284
Celanese US Holdings LLC , 7 .70% , 11/15/33 , Callable 8/15/33 @ 100 ................. 124 132
Clearwater Paper Corp. , 4 .75% , 8/15/28 , Callable 7/17/26 @ 100 (d) .................. 181 148
Cleveland Cliffs, Inc.
7 .50% , 9/15/31 , Callable 3/15/28 @ 103.75 (d) .............................. 30 30
7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (d) ............................... 113 112
7 .38% , 5/1/33 , Callable 5/1/28 @ 103.69 (d) ................................ 60 60
7 .63% , 1/15/34 , Callable 1/15/29 @ 103.81 (d) .............................. 60 60
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (d) ................ 100 100
Hybar LLC , 7 .38% , 7/1/34 , Callable 7/1/29 @ 103.69 (d) ........................... 10 10
Mativ Holdings, Inc. , 8 .00% , 10/1/29 , Callable 10/1/26 @ 104 (d) .................... 136 135
Methanex US Operations, Inc. , 6 .25% , 3/15/32 , Callable 9/15/31 @ 100 (d) ............. 217 220
1,291
Real Estate (2.1%):
Beacon Point DC LLC , 6 .13% , 11/30/42 , Callable 5/30/42 @ 100 (d) .................. 70 71
Kennedy-Wilson, Inc.
7 .00% , 6/1/31 , Callable 6/1/28 @ 103.5 (d) ................................. 50 51
7 .25% , 6/1/33 , Callable 6/1/29 @ 103.63 (d) ................................ 50 51
Millrose Properties, Inc. , 6 .25% , 9/15/32 , Callable 9/15/28 @ 103.13 (d) ................ 138 139
PR RNO Property Owner 1 LLC , 6 .50% , 5/1/31 , Callable 5/1/28 @ 103.25 (d) ........... 155 155
Yondr Jk 1 LLC , 6 .88% , 6/30/31 , Callable 6/30/28 @ 103.44 (d) ..................... 100 100
567
Utilities (5.8%):
Alpha Generation LLC , 6 .25% , 1/15/34 , Callable 10/15/28 @ 103.13 (d) ................ 277 273
Leeward Renewable Energy Operations LLC , 4 .25% , 7/1/29 , Callable 8/1/26 @ 100 (d) ..... 179 171
Long Ridge Energy LLC , 8 .75% , 2/15/32 , Callable 2/15/28 @ 104.38 (d) ............... 181 191
NRG Energy, Inc.
5 .75% , 1/15/34 , Callable 10/15/28 @ 102.88 (d) ............................. 155 154
5 .88% , 5/15/34 , Callable 5/15/29 @ 102.94 (d) .............................. 90 90
6 .00% , 1/15/36 , Callable 10/15/30 @ 103 (d) ............................... 190 189
6 .13% , 5/15/36 , Callable 5/15/31 @ 103.06 (d) .............................. 112 112
Talen Energy Supply LLC
6 .38% , 5/1/33 , Callable 5/1/29 @ 103.19 (d) ................................ 90 90
6 .25% , 2/1/34 , Callable 10/15/28 @ 103.13 (d) .............................. 90 89
6 .50% , 2/1/36 , Callable 10/15/30 @ 103.25 (d) .............................. 90 91
The AES Corp. , 6 .95% ( H15T5Y + 289 bps ) , 7/15/55 , Callable 4/15/30 @ 100 (c) .......... 142 140
1,590
Total Corporate Bonds (Cost $19,531)
a
a
a
19,483
Yankee Dollars (15.9%)
Communication Services (1.0%):
Altice France SA , 6 .50% , 4/15/32 , Callable 10/1/26 @ 101 (d) ....................... 100 97
VZ Secured Financing BV , 5 .00% , 1/15/32 , Callable 1/15/27 @ 102.5 (d) ............... 200 175

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consumer Discretionary (1.7%):
Brightstar Lottery PLC/Brightstar Global Solutions Corp. , 5 .75% , 1/15/33 , Callable 12/15/28
@ 102.88 (d) ...................................................... $ 270 $ 265
MGM China Holdings Ltd. , 6 .25% , 5/15/33 , Callable 5/15/29 @ 103.13 (d) ............. 200 195
460
Energy (1.8%):
Borr IHC Ltd./Borr Finance LLC , 9 .00% , 1/15/34 , Callable 7/15/29 @ 104.5 (d) .......... 300 290
Transocean International Ltd.
8 .25% , 5/15/29 , Callable 7/12/26 @ 104.13 (d) .............................. 50 52
8 .75% , 2/15/30 , Callable 8/1/26 @ 104.38 (d) ............................... 53 55
8 .50% , 5/15/31 , Callable 5/15/27 @ 104.25 (d) .............................. 50 52
7 .88% , 10/15/32 , Callable 10/15/28 @ 103.94 (d) ............................ 35 36
485
Financials (1.7%):
Efesto Bidco SpA Efesto US LLC , 7 .50% , 2/15/32 , Callable 2/15/28 @ 103.75 (d) ......... 200 200
Global Aircraft Leasing Co. Ltd. , 8 .75% , 9/1/27 , Callable 8/1/26 @ 104.38 (d) ........... 266 270
470
Health Care (0.7%):
1261229 BC Ltd. , 10 .00% , 4/15/32 , Callable 4/15/28 @ 105 (d) ...................... 200 203
Industrials (3.7%):
Czechoslovak Group AS , 6 .50% , 1/10/31 , Callable 7/10/27 @ 103.25 ................. 200 203
Danaos Corp. , 6 .88% , 10/15/32 , Callable 10/15/28 @ 103.44 (d) ..................... 227 235
Garda World Security Corp.
7 .75% , 2/15/28 , Callable 8/1/26 @ 101.94 (d) ............................... 80 81
6 .50% , 1/15/31 , Callable 11/15/27 @ 103.25 (d) ............................. 85 86
8 .38% , 11/15/32 , Callable 11/15/27 @ 104.19 (d) ............................ 79 81
GFL Environmental, Inc. , 4 .38% , 8/15/29 , Callable 8/1/26 @ 101.09 (d) ................ 198 192
Grupo Aeromexico SAB de CV , 8 .63% , 11/15/31 , Callable 11/15/27 @ 104.31 (d) ......... 125 128
1,006
Materials (5.3%):
First Quantum Minerals Ltd.
8 .63% , 6/1/31 , Callable 7/12/26 @ 104.31 (d) ............................... 310 323
6 .38% , 2/15/36 , Callable 2/15/31 @ 103.19 (d) .............................. 200 196
IAMGOLD Corp. , 5 .75% , 10/15/28 , Callable 8/1/26 @ 101.44 (d) .................... 152 152
Maxam Prill SARL , 7 .75% , 7/15/30 , Callable 7/2/27 @ 103.88 (d) .................... 205 211
OI European Group BV , 4 .75% , 2/15/30 , Callable 8/1/26 @ 101.19 (d) ................. 143 136
Taseko Mines Ltd.
8 .25% , 5/1/30 , Callable 11/1/26 @ 104.13 (d) ............................... 306 319
8 .25% , 5/1/30 , Callable 11/1/26 @ 104.13 ................................. 100 104
1,441
Total Yankee Dollars (Cost $4,277)
a
a
a
4,337
Shares
Affiliated Mutual Funds (3.4%)
Victory Pioneer ILS Interval Fund ........................................... 88,418 930
Total Affiliated Mutual Funds (Cost $885)
a
a
a
930
Short-Term Investments (3.3%)
Principal Amount
(000)
a a a a
U.S. Treasury Obligations (3.3%):
U.S. Treasury Bills , 3 .49% , 7/28/26 (h) ........................................ 900 898
Total Short-Term Investments (Cost $898)
a
a
a
898
Total Investments (Cost $26,258) — 96.9% 26,398
Other assets in excess of liabilities —  3.1% 856
NET ASSETS - 100.00% $ 27,254
At June 30, 2026, the Fund's investments in foreign securities were 16.9% of net assets.

Victory Variable Insurance Funds II
Victory Pioneer High Yield VCT Portfolio
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
(a) Non-income producing security.
(b) Amount represents less than 0.05% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $22,115
(thousands) and amounted to 81.1% of net assets.
(e) This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial
Statements)
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Zero-coupon bond.
(h) Rate represents the effective yield at June 30, 2026.
bps
—
Basis points
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
Forward Currency Contracts
At June 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 200 European Euro 170 State Street 7/24/26 $ 6
Total Net Forward Currency Contracts $ 6
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 46 ........................... 5.00% 6/20/31 Quarterly $ 544 $ (144) $ (97) $ (47)
$ (144) $ (97) $ (47)
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
June 30, 2026
8
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
High Yield VCT
Portfolio
Assets:
Affiliated investments, at value (Cost $885) $ 930
Unaffiliated investments, at value (Cost $25,373) 25,468
Foreign currency, at value (Cost $10) 10
Cash 288
Swap agreements collateral 84
Unrealized appreciation on forward currency contracts 6
Receivables:
Dividends and interest 484
Capital shares issued 27
Investments sold 269
From Adviser 6
Variation margin on open swap agreements 4
Prepaid expenses — (a)
Total Assets 27,576
Liabilities:
Payables:
Investments purchased 270
Capital shares redeemed — (a)
Accrued expenses and other payables:
Investment advisory fees 15
12b-1 fees — (a)
Other accrued expenses 37
Total Liabilities 322
Commitments and contingencies (Note 4 )
Net Assets:
Capital 30,410
Total accumulated earnings (loss) (3,156)
Net Assets $ 27,254
Net Assets:
Class I $ 23,960
Class II 3,294
Total $ 27,254
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 2,783
Class II 388
Total 3,171
Net asset value, offering and redemption price per share:(b)
Class I $ 8.61
Class II 8.49
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
9
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
High Yield VCT
Portfolio
Investment Income:
Dividends $ 3
Interest 926
Total Income 929
Expenses:
Investment advisory fees 89
Administration fees 6
Sub-Administration fees 6
12b-1 fees — Class II 4
Custodian fees 1
Trustees' fees 3
Legal and audit fees 28
Other expenses 7
Total Expenses 144
Less fees paid indirectly — (a)
Expenses waived/reimbursed by Adviser (17)
Net Expenses 127
Net Investment Income (Loss) 802
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 138
Net realized gains (losses) from forward foreign currency exchange contracts 1
Net realized gains (losses) from swap agreements 7
Net change in unrealized appreciation/depreciation on affiliated investment securities 76
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (417)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts 8
Net change in unrealized appreciation/depreciation on swap agreements (35)
Net realized/unrealized gains (losses) on investments (222)
Change in net assets resulting from operations $ 580
(a) Rounds to less than $1 thousand.

10
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer High Yield VCT
Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 802 $ 1,771
Net realized gains (losses) 146 (359)
Net change in unrealized appreciation/depreciation (368) 741
Change in net assets resulting from operations 580 2,153
Distributions to Shareholders:
Class I (708) (1,424)
Class II (98) (244)
Change in net assets resulting from distributions to shareholders (806) (1,668)
Change in net assets resulting from capital transactions (872) (1,161)
Change in net assets (1,098) (676)
Net Assets:
Beginning of period 28,352 29,028
End of period $ 27,254 $ 28,352
* Pioneer High Yield VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

11
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer High Yield VCT
Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 914 $ 3,741
Distributions reinvested 708 1,424
Cost of shares redeemed (2,051) (4,623)
Total Class I $ (429) $ 542
Class II
Proceeds from shares issued $ 2,487 $ 5,211
Distributions reinvested 96 242
Cost of shares redeemed (3,026) (7,157)
Total Class II $ (443) $ (1,704)
Change in net assets resulting from capital transactions $ (872) $ (1,161)
Share Transactions:
Class I
Issued 105 438
Reinvested 82 166
Redeemed (237) (541)
Total Class I (50) 63
Class II
Issued 294 616
Reinvested 11 29
Redeemed (356) (850)
Total Class II (51) (205)
Change in Shares (101) (142)
* Pioneer High Yield VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund is the
accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the
Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
12
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer High Yield VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.68 $8.52 $8.30 $7.86 $9.34 $9.29
Investment Activities:
Net investment income (loss)(a) 0.25 0.55 0.54 0.51 0.45 0.43
Net realized and unrealized gains (losses) (0.07) 0.12 0.17 0.38 (1.50) 0.10
Total from Investment Activities 0.18 0.67 0.71 0.89 (1.05) 0.53
Distributions to Shareholders from:
Net investment income (0.25) (0.51) (0.49) (0.45) (0.42) (0.48)
Return of capital — — — — (0.01) —
Total Distributions (0.25) (0.51) (0.49) (0.45) (0.43) (0.48)
Net Asset Value, End of Period $8.61 $8.68 $8.52 $8.30 $7.86 $9.34
Total Return(b)(c) 2.15% 8.16% 8.71% 11.63%(d) (11.43)% 5.82%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90%(g) 0.90% 0.90% 0.90% 0.90% 0.90%
Net Investment Income (Loss)(e) 5.89% 6.39% 6.39% 6.38% 5.37% 4.60%
Gross Expenses(e)(f) 1.02%(g) 1.01% 1.05% 1.30% 1.13% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $23,960 $24,592 $23,615 $21,472 $21,048 $28,234
Portfolio Turnover(b)(h) 27% 63% 53% 40% 31% 99%
* Pioneer High Yield VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class I’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

13
Victory Variable Insurance Funds II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer High Yield VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $8.56 $8.40 $8.18 $7.75 $9.21 $9.16
Investment Activities:
Net investment income (loss)(a) 0.24 0.51 0.51 0.49 0.42 0.40
Net realized and unrealized gains (losses) (0.07) 0.14 0.17 0.36 (1.48) 0.10
Total from Investment Activities 0.17 0.65 0.68 0.85 (1.06) 0.50
Distributions to Shareholders from:
Net investment income (0.24) (0.49) (0.46) (0.42) (0.39) (0.45)
Return of capital — — — — (0.01) —
Total Distributions (0.24) (0.49) (0.46) (0.42) (0.40) (0.45)
Net Asset Value, End of Period $8.49 $8.56 $8.40 $8.18 $7.75 $9.21
Total Return(b)(c) 2.01% 7.92% 8.48% 11.29%(d) (11.66)% 5.56%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15%(g) 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) 5.71% 6.08% 6.14% 6.18% 5.06% 4.29%
Gross Expenses(e)(f) 1.28%(g) 1.27% 1.30% 1.55% 1.38% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $3,294 $3,759 $5,412 $6,767 $6,384 $15,161
Portfolio Turnover(b)(h) 27% 63% 53% 40% 31% 99%
* Pioneer High Yield VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
14
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer High Yield VCT Portfolio (the “Predecessor Fund”). The
Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the
Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization.
Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The
Fund’s investment objective is to maximize total return through a combination of income and capital appreciation.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer High Yield VCT Portfolio High Yield VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
15
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Level 1 Level 2 Level 3 Total
High Yield VCT Portfolio
Common Stocks ............................................... $ 122 $ 24 $ — $ 146
Senior Secured Loans ........................................... — 604 — 604
Corporate Bonds .............................................. — 19,483 —(a) 19,483
Yankee Dollars ............................................... — 4,337 — 4,337
Affiliated Mutual Funds ......................................... 930 — — 930
Short-Term Investments ......................................... — 898 — 898
Total ....................................................... $ 1,052 $ 25,346 $ —(a) $ 26,398
Other Financial Investments:*
Assets:
Forward Currency Contracts ...................................... — 6 — 6
Liabilities:
Credit Default Swap Agreement ................................... — (16) — (16)
Total ....................................................... $ — $ (10) $ — $ (10)
(a) Zero market value securities.
* Swap Agreements and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
16
(Unaudited)
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
17
(Unaudited)
business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2026, the Fund had open forward foreign exchange currency contracts.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
18
(Unaudited)
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of swap agreements as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for swap agreements is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2026 (amounts in thousands):
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the six months ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the
Assets Liabilities
Forward
Currency
Contracts
Swap
agreements*
Credit Risk Exposure: – 47,000
High Yield VCT Portfolio ................................................................ $ – $ (47)
Foreign Exchange Rate Risk Exposure: 6,000
High Yield VCT Portfolio ................................................................ 6 –
Net Realized Gains
(Losses) from Swap
Agreements
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Net Change
in Unrealized
Appreciation/
Depreciation
from Forward
Currency Exchange
Contracts
Credit Risk Exposure: 7,000 – (35,000) –
High Yield VCT Portfolio ........................... $ 7 $ – $ (35) $ –
Forward Exchange Rate Risk Exposure: – 1,000 – 8,000
High Yield VCT Portfolio ........................... $ – $ 1 $ – $ 8
High Yield VCT
Portfolio
Forward foreign currency exchange contracts:
Average amounts sold .................................................................................. $ 201
Centrally cleared credit default swaps:
Average notional value — buy protection .................................................................... $ (1,968)
Average notional value — sell protection $ (87)
a

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
19
(Unaudited)
identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
 Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Excluding U.S. Government
Securities
Purchases Sales
High Yield VCT Portfolio .................................................................... $ 7,116 $ 7,821

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
20
(Unaudited)
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of the Fund. The rates at which the Adviser is paid by the Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class II at an annual rate of up to 0.25% of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Adviser Fee Tier Rates
Up to $1
billion
Over $1
billion
High Yield VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%, plus 0.60%
Annual Charge
Up to $15
billion
Over $15 billion -
30 billion
Over $30
billion - $85
billion
Over $85
billion
High Yield VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, Plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
21
(Unaudited)
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
In effect until April 1, 2028
Class I Class II
High Yield VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 1.15%
December 31,
2027
December 31,
2028 Total
High Yield VCT Portfolio ........................................................... $ 12 $ 9 $ 21

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
22
(Unaudited)
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):
8. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of June 30, 2026 (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
High Yield VCT Portfolio ................................................ $ (116) $ (3,441) $ (3,557)

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
23
(Unaudited)
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
9. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
10. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended June 30, 2026, were as follows (amounts in thousands, except shares):
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
State Street $ 6 $ — $ — $ — $ 6
Total $ 6 $ — $ — $ — $ 6
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
High Yield VCT Portfolio
Victory Pioneer ILS Interval
Fund ................ $ 854 $ — $ — $ — $ 76 $ 930 88,418 $ — $ —

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19622-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
4
Statement of Operations
5
Statements of Changes in Net Assets
6
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 10

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.7%)
Communication Services (1.7%):
Fox Corp. , Class A ...................................................... 38,446 $ 2,005
Consumer Discretionary (8.8%):
D.R. Horton, Inc. ....................................................... 11,648 1,897
eBay, Inc. ............................................................ 15,985 1,786
Expedia Group, Inc. ..................................................... 7,581 1,940
Ford Motor Co. ........................................................ 89,435 1,243
Genuine Parts Co. ...................................................... 16,966 2,002
Lear Corp. ............................................................ 8,344 1,119
9,987
Consumer Staples (6.1%):
Darling Ingredients, Inc. (a) ................................................ 13,133 717
Maplebear, Inc. (a) ...................................................... 23,125 1,095
Sprouts Farmers Market, Inc. (a) ............................................ 14,603 1,235
Sysco Corp. ........................................................... 23,553 1,969
Target Corp. .......................................................... 9,498 1,241
The Hershey Co. ....................................................... 4,100 719
6,976
Energy (8.8%):
Baker Hughes Co. , Class A ................................................ 36,599 2,031
Chord Energy Corp. ..................................................... 20,479 2,341
Devon Energy Corp. ..................................................... 82,542 3,411
Range Resources Corp. ................................................... 41,133 1,530
Valero Energy Corp. ..................................................... 2,915 759
10,072
Financials (22.9%):
American International Group, Inc. .......................................... 25,775 1,921
Citizens Financial Group, Inc. .............................................. 35,707 2,502
M&T Bank Corp. ....................................................... 14,292 3,402
Northern Trust Corp. .................................................... 20,140 3,501
Old Republic International Corp. ............................................ 32,812 1,343
Raymond James Financial, Inc. ............................................. 18,539 2,818
Regions Financial Corp. .................................................. 76,238 2,302
State Street Corp. ....................................................... 33,931 5,755
Truist Financial Corp. .................................................... 49,946 2,488
26,032
Health Care (6.4%):
Biogen, Inc. (a) ......................................................... 8,136 1,758
GE HealthCare Technologies, Inc. ........................................... 29,188 1,868
Labcorp Holdings, Inc. ................................................... 5,655 1,583
Zimmer Biomet Holdings, Inc. ............................................. 24,413 2,102
7,311
Industrials (17.9%):
AerCap Holdings NV .................................................... 12,714 1,853
AGCO Corp. .......................................................... 19,991 2,393
Delta Air Lines, Inc. ..................................................... 16,149 1,513
Dover Corp. ........................................................... 7,629 1,711
Emerson Electric Co. .................................................... 7,946 1,137
Fortune Brands Innovations, Inc. ............................................ 27,265 1,497
Generac Holdings, Inc. (a) ................................................. 3,604 1,055
J.B. Hunt Transport Services, Inc. ........................................... 7,655 2,216
Paychex, Inc. .......................................................... 5,899 580
Regal Rexnord Corp. .................................................... 9,141 2,177
Rockwell Automation, Inc. ................................................ 3,676 1,820
Terex Corp. ........................................................... 7,650 554
The Brink's Co. ........................................................ 9,668 914
WESCO International, Inc. ................................................ 2,644 913
20,333

Victory Variable Insurance Funds II
Victory Pioneer Mid Cap Value VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Information Technology (8.2%):
CDW Corp. ........................................................... 6,717 $ 945
Motorola Solutions, Inc. .................................................. 3,896 1,618
NetApp, Inc. .......................................................... 13,581 2,102
Ralliant Corp. ......................................................... 22,203 1,635
Trimble, Inc. (a) ........................................................ 19,334 989
Western Digital Corp. .................................................... 1,689 1,079
Zoom Communications, Inc. , Class A (a) ...................................... 10,916 942
9,310
Materials (4.3%):
Amrize Ltd. (a) ......................................................... 28,997 1,546
International Paper Co. ................................................... 31,750 1,210
PPG Industries, Inc. ..................................................... 17,433 2,114
4,870
Real Estate (7.0%):
AvalonBay Communities, Inc. .............................................. 7,825 1,477
Extra Space Storage, Inc. ................................................. 7,939 1,154
First Industrial Realty Trust, Inc. ............................................ 17,276 1,059
Gaming and Leisure Properties, Inc. ......................................... 27,194 1,211
Healthpeak Properties, Inc. ................................................ 29,112 623
Host Hotels & Resorts, Inc. ................................................ 46,708 1,107
Kimco Realty Corp. ..................................................... 51,103 1,295
7,926
Utilities (7.6%):
CenterPoint Energy, Inc. .................................................. 64,131 2,824
Eversource Energy ...................................................... 32,638 2,359
Exelon Corp. .......................................................... 32,208 1,501
Public Service Enterprise Group, Inc. ......................................... 24,208 1,965
8,649
Total Common Stocks (Cost $80,771)
a
a
a
113,471
Total Investments (Cost $80,771) — 99.7% 113,471
Other assets in excess of liabilities —  0.3% 308
NET ASSETS - 100.00% $ 113,779
(a) Non-income producing security.

Statement of Assets and Liabilities
June 30, 2026
4
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Mid Cap Value
VCT Portfolio
Assets:
Investments, at value (Cost $80,771) $ 113,471
Receivables:
Dividends and interest 132
Capital shares issued 1
Investments sold 3,205
From Adviser — (a)
Prepaid expenses 1
Total Assets 116,810
Liabilities:
Payables:
Payable to custodian 2,113
Investments purchased 798
Capital shares redeemed 25
Accrued expenses and other payables:
Investment advisory fees 60
Administration fees 4
Custodian fees 1
Transfer agent fees 2
Trustees' fees — (a)
12b-1 fees 8
Other accrued expenses 20
Total Liabilities 3,031
Commitments and contingencies (Note 4 )
Net Assets:
Capital 74,128
Total accumulated earnings (loss) 39,651
Net Assets $ 113,779
Net Assets:
Class I $ 35,569
Class II 78,210
Total $ 113,779
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 2,785
Class II 6,236
Total 9,021
Net asset value, offering and redemption price per share:(b)
Class I $ 12.77
Class II 12.54
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
5
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Mid Cap Value
VCT Portfolio
Investment Income:
Dividends $ 1,306
Interest 7
Total Income 1,313
Expenses:
Investment advisory fees 351
Administration fees 23
Sub-Administration fees 6
12b-1 fees — Class II 92
Custodian fees 1
Trustees' fees 3
Legal and audit fees 22
Other expenses 5
Total Expenses 503
Expenses waived/reimbursed by Adviser (4)
Net Expenses 499
Net Investment Income (Loss) 814
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,313
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 9,191
Net realized/unrealized gains (losses) on investments 15,504
Change in net assets resulting from operations $ 16,318

6
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Mid Cap Value
VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 814 $ 1,762
Net realized gains (losses) 6,313 2,259
Net change in unrealized appreciation/depreciation 9,191 6,614
Change in net assets resulting from operations 16,318 10,635
Distributions to Shareholders:
Class I (1,271) (3,209)
Class II (2,725) (7,078)
Change in net assets resulting from distributions to shareholders (3,996) (10,287)
Change in net assets resulting from capital transactions (2,327) (3,646)
Change in net assets 9,995 (3,298)
Net Assets:
Beginning of period 103,784 107,082
End of period $ 113,779 $ 103,784
* Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

7
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Mid Cap Value
VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 764 $ 948
Distributions reinvested 1,271 3,209
Cost of shares redeemed (2,669) (4,882)
Total Class I $ (634) $ (725)
Class II
Proceeds from shares issued $ 3,147 $ 2,754
Distributions reinvested 2,725 7,078
Cost of shares redeemed (7,565) (12,753)
Total Class II $ (1,693) $ (2,921)
Change in net assets resulting from capital transactions $ (2,327) $ (3,646)
Share Transactions:
Class I
Issued 62 86
Reinvested 101 316
Redeemed (216) (438)
Total Class I (53) (36)
Class II
Issued 259 254
Reinvested 220 708
Redeemed (628) (1,164)
Total Class II (149) (202)
Change in Shares (202) (238)
* Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Mid Cap Value VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.39 $11.44 $11.20 $11.47 $23.08 $17.97
Investment Activities:
Net investment income (loss)(a) 0.10 0.21 0.22 0.23 0.27 0.21
Net realized and unrealized gains (losses) 1.74 0.92 0.93 1.08 (2.68) 5.10
Total from Investment Activities 1.84 1.13 1.15 1.31 (2.41) 5.31
Distributions to Shareholders from:
Net investment income (0.21) (0.24) (0.22) (0.23) (0.45) (0.20)
Net realized gains (0.25) (0.94) (0.69) (1.35) (8.75) —
Total Distributions (0.46) (1.18) (0.91) (1.58) (9.20) (0.20)
Net Asset Value, End of Period $12.77 $11.39 $11.44 $11.20 $11.47 $23.08
Total Return(b)(c) 16.27% 11.19%(d) 10.94% 12.46% (5.64)%(e) 29.67%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.76% 0.76% 0.76% 0.80% 0.78% 0.75%
Net Investment Income (Loss)(f) 1.67% 1.89% 1.98% 2.06% 1.83% 1.01%
Gross Expenses(f)(g) 0.76% 0.76% 0.76% 0.80% 0.78% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $35,569 $32,316 $32,886 $33,431 $33,516 $38,358
Portfolio Turnover(b)(h) 11% 14% 32% 48% 66% 60%
* Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2025, the total return would have been
11.09%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been
(5.72)%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

9
Victory Variable Insurance Funds II
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Mid Cap Value VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $11.19 $11.26 $11.04 $11.32 $22.78 $17.74
Investment Activities:
Net investment income (loss)(a) 0.09 0.18 0.19 0.20 0.23 0.14
Net realized and unrealized gains (losses) 1.71 0.90 0.92 1.07 (2.64) 5.06
Total from Investment Activities 1.80 1.08 1.11 1.27 (2.41) 5.20
Distributions to Shareholders from:
Net investment income (0.20) (0.21) (0.20) (0.20) (0.30) (0.16)
Net realized gains (0.25) (0.94) (0.69) (1.35) (8.75) —
Total Distributions (0.45) (1.15) (0.89) (1.55) (9.05) (0.16)
Net Asset Value, End of Period $12.54 $11.19 $11.26 $11.04 $11.32 $22.78
Total Return(b)(c) 16.17% 10.86%(d) 10.64% 12.20% (5.88)%(e) 29.37%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.01% 1.01% 1.01% 1.05% 1.03% 0.98%
Net Investment Income (Loss)(f) 1.43% 1.64% 1.73% 1.81% 1.56% 0.69%
Gross Expenses(f)(g) 1.01% 1.01% 1.01% 1.05% 1.03% 0.98%
Supplemental Data:
Net Assets at end of period (000's) $78,210 $71,468 $74,196 $75,532 $72,523 $90,686
Portfolio Turnover(b)(h) 11% 14% 32% 48% 66% 60%
* Pioneer Mid Cap Value VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor
Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and
Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2025, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class II’s total return was less than 0.005%.
(e) If the Fund had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2022, the total return would have been
(5.97)%.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
10
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Mid Cap Value VCT Portfolio (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I, and Class II shares of the
Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Mid Cap Value VCT Portfolio Mid Cap Value VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
11
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the
Level 1 Level 2 Level 3 Total
Mid Cap Value VCT Portfolio
Common Stocks ............................................... $ 113,471 $ — $ — $ 113,471
Total ....................................................... $ 113,471 $ — $ — $ 113,471

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
12
(Unaudited)
value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales associated with in-
kind transactions for the six months ended June 30, 2026, are included in the table below (amounts in thousands). Any realized gains or losses from in-kind redemptions are reflected on the Statement of Operations as net realized gains (losses) from in-kind redemptions.
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Excluding U.S. Government
Securities
Purchases Sales
Mid Cap Value VCT Portfolio ................................................................. $ 11,800 $ 17,277

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
13
(Unaudited)
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class II at an annual rate of up to 0.25% of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Annual Charge
Up to $15
billion
Over $15 billion
- $30 billion
Over $30
billion - $85
billion
Over $85
billion
Mid Cap Value VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
14
(Unaudited)
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Mid-Size Companies Risk —  Compared to large companies, mid-size companies, and the market for their equity securities may be more sensitive to changes in earnings results and investor expectations, or poor economic or market conditions, including  those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
Sector Risk — To the extent a Fund (or Funds) focuses in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Fund’s (or Funds’) investments and could make the Fund’s (or Funds’) performance more volatile.
Financials Sector Risk — Companies in the financials sector are subject to extensive government regulation, which may limit both the amounts and types of loans and other financial commitments that companies in this sector can make, and the interest rates and fees that these companies can charge. Profitability can be largely dependent on the availability and cost of capital and the rate of corporate and consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the financials sector. Insurance companies can be subject to severe price competition. The financials sector can be subject to relatively rapid change as dis-
tinctions between financial service segments become increasingly blurred.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests
In effect until April 1, 2028
Class I Class II
Mid Cap Value VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.76% 1.01%
December 31,
2027
December 31,
2028 Total
Mid Cap Value VCT Portfolio ........................................................ $ 3 $ 4 $ 7

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
15
(Unaudited)
that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
The Fund intends to distribute any net investment income annually. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19609-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
5
Statement of Operations
6
Statements of Changes in Net Assets
7
Financial Highlights
8
Notes to Financial Statements (Form N-CSR Item 7) 9

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description Shares
a
Value
(000)
Common Stocks (99.4%)
Communication Services (1.4%):
ROBLOX Corp., Class A(a) ............................................... 7,633 $ 415
Spotify Technology SA(a) ................................................. 2,722 1,250
1,665
Communications Equipment (3.6%):
Applied Optoelectronics, Inc.(a) ............................................ 13,316 1,973
Nokia Oyj , ADR ....................................................... 122,332 1,625
Viavi Solutions, Inc.(a) ................................................... 14,498 692
4,290
Consumer Discretionary (12.1%):
AutoZone, Inc.(a) ....................................................... 346 1,106
Chipotle Mexican Grill, Inc., Class A(a) ....................................... 32,519 1,106
DoorDash , Inc., Class A(a) ................................................ 5,001 923
DraftKings, Inc.(a) ...................................................... 24,238 612
Marriott International, Inc., Class A .......................................... 5,832 2,161
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 8,331 641
Planet Fitness, Inc., Class A(a) ............................................. 5,200 271
Ross Stores, Inc. ....................................................... 7,141 1,520
Royal Caribbean Cruises Ltd. .............................................. 9,518 3,022
TopBuild Corp.(a) ...................................................... 3,177 1,126
Viking Holdings Ltd.(a) .................................................. 18,658 1,953
14,441
Consumer Staples (1.9%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 9,700 846
Celsius Holdings, Inc.(a) .................................................. 14,272 418
Darling Ingredients, Inc.(a) ................................................ 18,078 987
2,251
Electronic Equipment, Instruments & Components (5.0%):
Amphenol Corp., Class A ................................................. 7,988 1,408
Flex Ltd.(a) ........................................................... 20,959 3,397
Novanta, Inc.(a) ........................................................ 6,797 1,103
5,908
Energy (3.1%):
HF Sinclair Corp. ....................................................... 16,846 1,173
PBF Energy, Inc., Class A ................................................. 16,714 761
The Williams Cos., Inc. .................................................. 23,942 1,780
3,714
Financials (6.7%):
Etoro Group Ltd., Class A(a) ............................................... 15,839 625
Evercore, Inc., Class A ................................................... 4,688 1,601
Marex Group PLC ...................................................... 30,943 1,886
Miami International Holdings, Inc.(a) ........................................ 16,120 599
Robinhood Markets, Inc., Class A(a) ......................................... 24,764 2,483
Tradeweb Markets, Inc., Class A ............................................ 8,208 818
8,012
Health Care (14.6%):
Edgewise Therapeutics, Inc.(a) ............................................. 47,711 1,938
Erasca , Inc.(a) ......................................................... 94,029 1,723
Guardant Health, Inc.(a) .................................................. 10,846 1,627
Insmed , Inc.(a) ......................................................... 12,306 1,312
Labcorp Holdings, Inc. ................................................... 6,451 1,806
McKesson Corp. ....................................................... 2,496 1,886
Natera , Inc.(a) ......................................................... 8,416 2,285
Repligen Corp.(a) ....................................................... 5,141 701
ResMed, Inc. .......................................................... 2,066 403
Revolution Medicines, Inc.(a) .............................................. 3,272 613
Spyre Therapeutics, Inc.(a) ................................................ 20,240 1,797

Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Vaxcyte , Inc.(a) ........................................................ 22,825 $ 1,327
17,418
Industrials (21.8%):
Axon Enterprise, Inc.(a) .................................................. 3,657 2,050
BWX Technologies, Inc. .................................................. 4,317 840
Firefly Aerospace, Inc.(a) ................................................. 24,200 712
Forgent Power Solutions, Inc., Class A(a) ...................................... 18,316 1,023
Generac Holdings, Inc.(a) ................................................. 4,992 1,462
Hyundai Rotem Co. Ltd. .................................................. 6,239 697
Innio NV(a) ........................................................... 285 11
Intuitive Machines, Inc., Class A(a) .......................................... 24,052 514
L3Harris Technologies, Inc. ............................................... 4,740 1,377
Regal Rexnord Corp. .................................................... 7,726 1,840
Rollins, Inc. ........................................................... 39,371 1,643
Saia, Inc.(a) ........................................................... 3,373 1,421
Siemens Energy AG ..................................................... 15,279 2,895
Tkms AG & Co. KGaA (a) ................................................ 10,408 887
Verisk Analytics, Inc., Class A .............................................. 6,010 1,079
Vertiv Holdings Co., Class A ............................................... 10,080 3,375
Voyager Technologies, Inc., Class A(a) ....................................... 15,622 504
W.W. Grainger, Inc. ..................................................... 2,613 3,555
25,885
IT Services (7.1%):
Akamai Technologies, Inc.(a) .............................................. 4,299 508
Cloudflare, Inc., Class A(a) ................................................ 16,727 4,103
MongoDB, Inc., Class A(a) ................................................ 2,826 949
Snowflake, Inc., Class A(a) ................................................ 11,132 2,833
8,393
Real Estate (1.1%):
Iron Mountain, Inc. ..................................................... 10,687 1,350
Semiconductors & Semiconductor Equipment (9.2%):
Advanced Micro Devices, Inc.(a) ............................................ 5,658 3,287
Astera Labs, Inc.(a) ..................................................... 3,483 1,682
Credo Technology Group Holding Ltd.(a) ..................................... 7,661 2,084
Kioxia Holdings Corp.(a) ................................................. 4,600 2,537
Rambus, Inc.(a) ........................................................ 5,974 793
Siltronic AG(a) ........................................................ 5,864 546
10,929
Software (3.4%):
Datadog, Inc., Class A(a) ................................................. 11,567 3,012
Samsara, Inc., Class A(a) ................................................. 30,199 979
3,991
Technology Hardware, Storage & Peripherals (5.7%):
Sandisk Corp.(a) ....................................................... 1,477 3,358
Western Digital Corp. .................................................... 5,344 3,414
6,772
Utilities (2.7%):
NRG Energy, Inc. ....................................................... 14,679 2,144
Talen Energy Corp.(a) ................................................... 2,627 1,009
3,153
Total Common Stocks (Cost $67,057)
a
a
a
118,172
Total Investments (Cost $67,057) — 99.4% 118,172
Other assets in excess of liabilities —  0.6% 721
NET ASSETS - 100.00% $ 118,893
At June 30, 2026, the Fund's investments in foreign securities were 12.5% of net assets.
(a) Non-income producing security.

Victory Variable Insurance Funds II
Victory Pioneer Select Mid Cap Growth VCT Portfolio
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Statement of Assets and Liabilities
June 30, 2026
5
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Select Mid Cap
Growth VCT
Portfolio
Assets:
Investments, at value (Cost $67,057) $ 118,172
Foreign currency, at value (Cost $23) 23
Cash 1,324
Receivables:
Dividends and interest 33
Capital shares issued — (a)
Investments sold 1,235
From Adviser 5
Reclaims 5
Prepaid expenses 6
Total Assets 120,803
Liabilities:
Payables:
Investments purchased 1,715
Capital shares redeemed 121
Accrued expenses and other payables:
Investment advisory fees 70
Administration fees 4
Total Liabilities 1,910
Commitments and contingencies (Note 4 )
Net Assets:
Capital 56,372
Total accumulated earnings (loss) 62,521
Net Assets $ 118,893
Shares (unlimited shares authorized with a par value of $0.001 per share):
3,688
Net asset value: $ 32.24
(a) Rounds to less than $1 thousand.

Statement of Operations
For the Six Months Ended June 30, 2026
6
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Select Mid Cap
Growth VCT
Portfolio
Investment Income:
Dividends $ 271
Interest 7
Foreign tax withholding (5)
Total Income 273
Expenses:
Investment advisory fees 390
Administration fees 23
Sub-Administration fees 6
Custodian fees 2
Trustees' fees 3
Legal and audit fees 25
Other expenses 11
Total Expenses 460
Expenses waived/reimbursed by Adviser (6)
Net Expenses 454
Net Investment Income (Loss) (181)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 13,690
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 11,847
Net realized/unrealized gains (losses) on investments 25,537
Change in net assets resulting from operations $ 25,356

7
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(Unaudited)
See notes to financial statements.
Victory Pioneer Select Mid Cap
Growth VCT Portfolio
Six
Months
Ended
June 30,
2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (181) $ (136)
Net realized gains (losses) 13,690 14,619
Net change in unrealized appreciation/depreciation 11,847 3,897
Change in net assets resulting from operations 25,356 18,380
Change in net assets resulting from distributions to shareholders (15,228) (10,733)
Change in net assets resulting from capital transactions 7,091 (1,227)
Change in net assets 17,219 6,420
Net Assets:
Beginning of period 101,674 95,254
End of period $ 118,893 $ 101,674
Capital Transactions:
Proceeds from shares issued $ 1,398 $ 4,585
Distributions reinvested 15,228 10,733
Cost of shares redeemed (9,535) (16,545)
Change in net assets resulting from capital transactions $ 7,091 $ (1,227)
Share Transactions:
Issued 45 161
Reinvested 480 408
Redeemed (303) (594)
Change in Shares 222 (25)
* Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class I shares of the Predecessor Fund received Class I shares of the Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
8
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Select Mid Cap Growth VCT Portfolio *
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $29.33 $27.29 $22.02 $18.54 $34.90 $37.52
Investment Activities:
Net investment income (loss)(a) (0.05) (0.04) (0.12) (0.04) (0.06) (0.23)
Net realized and unrealized gains (losses) 7.67 5.26 5.39 3.52 (11.15) 3.17
Total from Investment Activities 7.62 5.22 5.27 3.48 (11.21) 2.94
Distributions to Shareholders from:
Net realized gains (4.71) (3.18) — — (5.15) (5.56)
Total Distributions (4.71) (3.18) — — (5.15) (5.56)
Net Asset Value, End of Period $32.24 $29.33 $27.29 $22.02 $18.54 $34.90
Total Return(b)(c) 26.26% 20.47% 23.93% 18.77%(d) (31.06)% 8.07%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.85% 0.86% 0.92% 0.87% 0.89%
Net Investment Income (Loss)(e) (0.34)% (0.14)% (0.48)% (0.19)% (0.25)% (0.62)%
Gross Expenses(e)(f) 0.87% 0.85% 0.86% 0.92% 0.87% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $118,893 $101,674 $95,254 $88,858 $86,108 $140,893
Portfolio Turnover(b)(g) 39% 63% 53% 74% 84% 41%
* Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class I shares of the Predecessor Fund received Class I shares of the Fund.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) If the Portfolio had not recognized gains in settlement of class action lawsuits during the year ended December 31, 2023, the total return would have been
18.72%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
9
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Select Mid Cap Growth VCT Portfolio (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class I shares in exchange for the Fund’s Class I shares on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the
Predecessor Fund or its shareholders. Shareholders holding Class I shares of the Predecessor Fund received Class I shares of the Fund in the
Reorganization. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek Long-term capital growth.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification (“ASC”) Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Class Offered
Victory Pioneer Select Mid Cap Growth VCT Portfolio Select Mid Cap Growth VCT Portfolio Class I

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
10
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”) and American Depositary Receipts,
are valued at the last sale price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the closing mean if available, otherwise the bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Fund may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from
REITs will be reclassified to realized gains or return of capital as estimated by the Fund based on calendar year-end information as it becomes known or available.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Lending:
Effective May 8, 2026, the Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Fund’s Schedule of Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of
Level 1 Level 2 Level 3 Total
Select Mid Cap Growth VCT Portfolio
Common Stocks ............................................... $ 118,172 $ — $ — $ 118,172
Total ....................................................... $ 118,172 $ — $ — $ 118,172

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
11
(Unaudited)
income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Foreign Taxes:
The Fund may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
12
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.74% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and
Fund Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocated to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for the six months ended June 30, 2026, are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Excluding U.S. Government
Securities
Purchases Sales
Select Mid Cap Growth VCT Portfolio ........................................................... $ 656,476 $ 398,186
Annual Charge
Up to $15
billion
Over $15 billion -
$30 billion
Over $30
billion - $85
billion
Over $85
billion
Select Mid Cap Growth VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
13
(Unaudited)
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred in any fiscal year exceed the expense limits for the
Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limit (excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
Risks of Non-U.S. Investments — Investing in non-U.S. issuers, or in U.S. issuers that have significant exposure to foreign markets, may involve unique risks compared to investing in securities of U.S. issuers. These risks are more pronounced for issuers in emerging markets or to the extent that the Fund invests significantly in one region or country. These risks may include different financial reporting practices and regulatory standards, less liquid trading markets, extreme price volatility, currency risks, changes in economic, political, regulatory and social conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, reduction of government or central bank support, inadequate accounting standards, auditing and financial recordkeeping requirements, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims. Lack of information and less market regulation also may affect the value of these securities. Dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Emerging market economies tend to be less diversified than those of more developed countries. They typically have fewer medical and economic resources than more developed countries and thus they may be less able to control or mitigate the effects of a pandemic. Investing in depositary receipts is subject to many of the
In effect until April 1, 2028
Class I
Select Mid Cap Growth VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . 0.86%
December 31,
2028 Total
Select Mid Cap Growth VCT Portfolio ............................................................... $ 6 $ 6

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
14
(Unaudited)
same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium)
to the underlying security.
Geographic Focus Risk — To the extent the Fund focuses its investments in issuers located in a particular country or region, the Fund is subject to greater risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region. For example, the Fund may be subject to greater risk of adverse securities markets, exchange rates, social, political, regulatory, economic, business, environmental or other developments, or natural disasters.
Currency Risk — Because the Fund may invest in non-U.S. currencies, securities denominated in non-U.S. currencies, and other currency-
related investments, the Fund is subject to currency risk, meaning that the Fund could experience losses based on changes in the exchange rate between non-U.S. currencies and the U.S. dollar or as a result of currency conversion costs. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.
Value Style Risk — The prices of securities the Adviser believes are undervalued may not appreciate as expected or may go down. Value stocks may fall out of favor with investors and underperform the overall equity market. A value stock may not increase in price as anticipated by the
Adviser if other investors fail to recognize the company’s value and bid up the price or the factors that the Adviser believes will increase the price of the security do not occur or do not have the anticipated effect.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
At the tax year ended December 31, 2025, the Fund had no capital loss carryforwards for federal income tax purposes.
8. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
2341-0826

June 30, 2026
Semi-Annual: Full Financials
Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio

Victory
Variable
Insurance
Funds II
1
The Fund is distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the
investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Fund.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Fund, markets or securities mentioned herein should not be considered to be indicative of future results
•
NOT FDIC INSURED
•
NO BANK GUARANTEE
•
MAY LOSE VALUE
Schedule of Portfolio Investments (Form N-CSR Item 6) 2
Financial Statements (Form N-CSR Item 7)
Statement of Assets and Liabilities
15
Statement of Operations
16
Statements of Changes in Net Assets
17
Financial Highlights
19
Notes to Financial Statements (Form N-CSR Item 7) 21

Schedule of Portfolio Investments
June 30, 2026
Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
2
(Unaudited)
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Asset-Backed Securities (4.3%)
ABS Auto (0.5%):
Exeter Automobile Receivables Trust , Series 2024-3A , Class D , 5 .98% , 9/16/30 , Callable
3/15/29 @ 100 ..................................................... $ 50 $ 51
Merchants Fleet Funding LLC , Series 2025-1A , Class A , 4 .49% , 1/20/39 , Callable 3/20/29 @
100 (a) ........................................................... 100 100
151
ABS Card (0.1%):
Continental Finance Credit Card ABS Master Trust , Series 2022-A , Class C , 9 .33% ,
10/15/30 (a) ....................................................... 47 47
ABS Home (0.4%):
Equifirst Mortgage Loan Trust , Series 2003-1 , Class IF1 , 4 .01% , 12/25/32 , Callable 7/25/26 @
100 (b) ........................................................... 12 11
GS Mortgage-Backed Securities Trust , Series 2025-CES1 , Class A1A , 5 .57% , 5/25/55 ,
Callable 3/25/28 @ 100 (a) (b) .......................................... 61 61
Vista Point Securitization Trust , Series 2024-CES1 , Class A1 , 6 .68% , 5/25/54 , Callable 5/25/27
@ 100 (a) (b) ....................................................... 41 42
114
ABS Other (3.3%):
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class D , 7 .48% , 7/22/30 ,
Callable 6/20/27 @ 100 (a) ............................................ 100 102
BHG Securitization Trust , Series 2022-C , Class E , 9 .73% , 10/17/35 , Callable 12/17/28 @
100 (a) ........................................................... 100 105
Cascade MH Asset Trust , Series 2021-MH1 , Class B1 , 4 .57% , 2/25/46 , Callable 7/25/36 @
100 (a) ........................................................... 100 85
Cologix Canadian Issuer LP , Series 2022-1CAN , Class A2 , 4 .94% , 1/25/52 , Callable 7/25/26
@ 100 (a) ......................................................... 100 70
Crockett Partners Equipment Co. IIA LLC , Series 2024-1C , Class A , 6 .05% , 1/20/31 , Callable
4/20/29 @ 100 (a) ................................................... 65 66
DataBank Issuer , Series 2024-1A , Class A2 , 5 .30% , 1/26/54 , Callable 1/25/27 @ 100 (a) .... 60 59
FIGRE Trust ..........................................................
Series 2024-HE6 , Class A , 5 .72% , 12/25/54 , Callable 8/25/29 @ 100 (a) (b) .......... 104 104
Series 2025-HE5 , Class A , 5 .29% , 8/25/55 , Callable 2/25/28 @ 100 (a) (b) ........... 121 121
NMEF Funding LLC , Series 2022-B , Class C , 8 .54% , 6/15/29 , Callable 8/15/26 @ 100 (a) ... 100 100
PEAR LLC , Series 2021-1 , Class B , 1/15/34 (a) (c) (d) ............................. 86 89
Reach ABS Trust , Series 2026-1A , Class A , 4 .32% , 2/15/33 , Callable 3/15/30 @ 100 (a) .... 56 56
957
Total Asset-Backed Securities (Cost $1,277)
a
a
a
1,269
Collateralized Loan Obligations (0.7%)
Cash Flow CLO (0.7%):
AREIT Ltd. , Series 2022-CRE6 , Class D , 6 .46% ( SOFR30A + 285 bps ) , 1/20/37 , Callable
2/17/27 @ 100 (a) (e) ................................................. 100 100
FS Rialto Issuer LLC , Series 2025-FL10 , Class A , 5 .02% ( TSFR1M + 139 bps ) , 8/19/42 ,
Callable 8/19/27 @ 100 (a) (e) (f) ........................................ 100 100
200
Total Collateralized Loan Obligations (Cost $200)
a
a
a
200
Collateralized Mortgage Obligations (9.9%)
Agency CMO IO (0.3%):
Federal Home Loan Mortgage Corporation , Series 4087 , Class SB , 2 .32%
( SOFR30A + 592 bps ) , 7/15/42 (e) (f) ...................................... 54 5
Federal Home Loan Mortgage Corporation REMICs ..............................
Series 4091 , Class SH , 2 .84% ( SOFR30A + 644 bps ) , 8/15/42 (e) (f) ................ 32 4
Series 4999 , Class QI , 4 .00% , 5/25/50 (f) .................................. 31 6
Series 5067 , Class GI , 4 .00% , 12/25/50 (f) ................................. 40 8
Federal National Mortgage Association .......................................
Series 2012-14 , Class SP , 2 .81% ( SOFR30A + 644 bps ) , 8/25/41 (e) (f) .............. 10 1
Series 2018-43 , Class SM , 2 .46% ( SOFR30A + 609 bps ) , 6/25/48 (e) (f) .............. 13 1

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
3
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Series 2019-33 , Class S , 2 .31% ( SOFR30A + 594 bps ) , 7/25/49 (e) (f) ............... $ 14 $ 1
Series 2019-41 , Class PS , 2 .31% ( SOFR30A + 594 bps ) , 8/25/49 (e) (f) .............. 13 2
Series 2019-41 , Class SM , 2 .31% ( SOFR30A + 594 bps ) , 8/25/49 (e) (f) .............. 14 1
Government National Mortgage Association ....................................
Series 2019-117 , Class SB , 9/20/49 (d) (f) .................................. 111 1
Series 2019-128 , Class IB , 3 .50% , 10/20/49 (f) .............................. 164 26
Series 2019-128 , Class ID , 3 .50% , 10/20/49 (f) .............................. 162 25
Series 2019-159 , Class CI , 3 .50% , 12/20/49 (f) .............................. 80 13
Series 2020-9 , Class SA , 1/20/50 (d) (f) .................................... 90 1
95
Agency CMO Other (0.0%):(g)
Government National Mortgage Association , Series 2009-83 , Class EB , 4 .50% , 9/20/39 .... 8 8
Commercial MBS (4.3%):
Alen Mortgage Trust , Series 2021-ACEN , Class E , 7 .74% ( TSFR1M + 411 bps ) , 4/15/34 (a) (e) (f) 60 45
BAY Trust , Series 2026-MDWS , Class A , 5 .24% ( TSFR1M + 164 bps ) , 6/15/41 (a) (e) (f) ..... 120 120
Benchmark Mortgage Trust , Series 2020-IG3 , Class B , 3 .35% , 9/15/48 , Callable 4/15/30 @
100 (a) (b) ......................................................... 100 72
CSAIL Commercial Mortgage Trust , Series 2015-C1 , Class C , 3 .89% , 4/15/50 , Callable
10/15/27 @ 100 (b) .................................................. 100 95
FREMF Mortgage Trust ..................................................
Series 2017-KW02 , Class B , 3 .86% , 12/25/26 (a) (b) .......................... 49 48
Series 2017-KW03 , Class B , 4 .22% , 7/25/27 (a) (b) ........................... 50 49
Series 2018-KHG1 , Class B , 4 .03% , 12/25/27 (a) (b) .......................... 75 72
Series 2018-KW07 , Class B , 4 .25% , 10/25/31 , Callable 10/25/28 @ 100 (a) (b) ....... 25 23
Series 2019-KJ24 , Class B , 7 .60% , 10/25/27 (a) (b) ........................... 22 22
FREMF Trust , Series 2018-KW04 , Class B , 4 .07% , 9/25/28 (a) (b) .................... 50 46
GS Mortgage Securities Corp. Trust , Series 2020-DUNE , Class E , 6 .39% ( TSFR1M + 276 bps ) ,
12/15/36 (a) (e) (f) ................................................... 80 76
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2020-LOOP , Class F , 3 .99% ,
12/5/38 (a) (b) (f) .................................................... 100 12
Key Commercial Mortgage Securities Trust , Series 2019-S2 , Class A3 , 3 .47% , 6/15/52 ,
Callable 6/15/29 @ 100 (a) ............................................ 43 41
Morgan Stanley Capital I Trust .............................................
Series 2014-150E , Class AS , 4 .01% , 9/9/32 , Callable 9/9/27 @ 100 (a) (f) ........... 100 91
Series 2016-UBS9 , Class D , 3 .00% , 3/15/49 , Callable 7/15/26 @ 100 (a) ........... 15 12
Series 2018-MP , Class A , 4 .42% , 7/11/40 (a) (b) (f) ............................ 100 94
Ready Capital Mortgage Trust , Series 2019-5 , Class E , 5 .17% , 2/25/52 , Callable 8/25/28 @
100 (a) (b) ......................................................... 100 91
SLG Office Trust .......................................................
Series 2021-OVA , Class E , 2 .85% , 7/15/41 (a) (f) ............................. 100 86
Series 2021-OVA , Class F , 2 .85% , 7/15/41 (a) (f) ............................. 100 83
UBS Commercial Mortgage Trust , Series 2018-C9 , Class XB , 0 .49% , 3/15/51 , Callable 3/15/28
@ 100 (b) (f) ....................................................... 1,000 6
Velocity Commercial Capital Loan Trust , Series 2025-1 , Class A , 6 .03% , 2/25/55 , Callable
1/25/45 @ 100 (a) (b) ................................................. 75 75
1,259
Private CMO Floating (3.5%):
Connecticut Avenue Securities Trust .........................................
Series 2020-SBT1 , Class 1M2 , 7 .39% ( SOFR30A + 376 bps ) , 2/25/40 , Callable 2/25/27 @
100 (a) (e) ......................................................... 20 20
Series 2022-R02 , Class 2B1 , 8 .13% ( SOFR30A + 450 bps ) , 1/25/42 , Callable 1/25/27 @
100 (a) (e) ......................................................... 70 71
Series 2024-R03 , Class 2M2 , 5 .58% ( SOFR30A + 195 bps ) , 3/25/44 , Callable 3/25/29 @
100 (a) (e) ......................................................... 50 50
Eagle Re Ltd. , Series 2023-1 , Class M1B , 7 .58% ( SOFR30A + 395 bps ) , 9/26/33 , Callable
9/25/28 @ 100 (a) (e) ................................................. 147 150
Federal Home Loan Mortgage Corporation .....................................
Series 2020-HQA3 , Class B2 , 13 .74% ( SOFR30A + 1011 bps ) , 7/25/50 , Callable 7/25/30
@ 100 (a) (e) ....................................................... 30 39
Series 2021-HQA4 , Class B1 , 7 .38% ( SOFR30A + 375 bps ) , 12/25/41 , Callable 12/25/26
@ 100 (a) (e) ....................................................... 45 46

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
4
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal Home Loan Mortgage Corporation MSCR Trust , Series 2021-MN3 , Class M2 , 7 .63%
( SOFR30A + 400 bps ) , 11/25/51 , Callable 7/25/36 @ 100 (a) (e) ................... $ 75 $ 77
Federal Home Loan Mortgage Corporation STACR REMIC Trust ....................
Series 2020-DNA6 , Class B2 , 9 .28% ( SOFR30A + 565 bps ) , 12/25/50 , Callable 12/25/30
@ 100 (a) (e) ....................................................... 50 58
Series 2020-HQA5 , Class B2 , 11 .03% ( SOFR30A + 740 bps ) , 11/25/50 , Callable 11/25/30
@ 100 (a) (e) ....................................................... 80 97
Series 2026-HQA1 , Class A1 , 4 .63% ( SOFR30A + 100 bps ) , 5/25/46 , Callable 5/25/31 @
100 (a) (e) ......................................................... 39 39
Series 2026-HQA1 , Class M1 , 4 .88% ( SOFR30A + 125 bps ) , 5/25/46 , Callable 5/25/31 @
100 (a) (e) ......................................................... 55 55
JPMorgan Chase Bank NA , Series 2021-CL1 , Class M3 , 5 .43% ( SOFR30A + 180 bps ) , 3/25/51 ,
Callable 11/25/36 @ 100 (a) (e) ......................................... 50 50
Multifamily Connecticut Avenue Securities Trust , Series 2019-01 , Class M10 , 6 .99%
( SOFR30A + 336 bps ) , 10/25/49 (a) (e) ..................................... 70 71
STACR Trust , Series 2018-HRP2 , Class B2 , 14 .24% ( SOFR30A + 1061 bps ) , 2/25/47 , Callable
11/25/28 @ 100 (a) (e) ................................................ 50 59
Towd Point Mortgage Trust , Series 2019-HY1 , Class B2 , 5 .91% ( TSFR1M + 226 bps ) , 10/25/48 ,
Callable 1/25/29 @ 100 (a) (e) .......................................... 100 103
Triangle Re Ltd. , Series 2023-1 , Class M1A , 7 .03% ( SOFR30A + 340 bps ) , 11/25/33 , Callable
8/25/28 @ 100 (a) (e) ................................................. 22 22
1,007
Private CMO Other (1.8%):
Bayview MSR Opportunity Master Fund Trust , Series 2021-2 , Class A8 , 2 .50% , 6/25/51 ,
Callable 3/25/46 @ 100 (a) (b) .......................................... 100 69
BINOM Securitization Trust , Series 2022-RPL1 , Class M3 , 3 .00% , 2/25/61 , Callable 7/25/26
@ 100 (a) (b) ....................................................... 100 74
JPMorgan Mortgage Trust .................................................
Series 2021-INV1 , Class B3 , 2 .97% , 10/25/51 , Callable 9/25/47 @ 100 (a) (b) ........ 87 72
Series 2022-LTV1 , Class M1 , 3 .51% , 7/25/52 , Callable 1/25/43 @ 100 (a) (b) ........ 100 70
Towd Point Mortgage Trust ................................................
Series 2017-1 , Class B3 , 3 .73% , 10/25/56 , Callable 9/25/30 @ 100 (a) (b) ........... 100 85
Series 2021-R1 , Class A1 , 2 .92% , 11/30/60 (a) (b) ............................ 80 72
Wells Fargo Mortgage Backed Securities Trust , Series 2020-5 , Class B2 , 2 .91% , 9/25/50 ,
Callable 9/25/42 @ 100 (a) (b) .......................................... 83 73
515
Total Collateralized Mortgage Obligations (Cost $3,247)
a
a
a
2,884
Shares
Common Stocks (0.1%)
Consumer Discretionary (0.0%):(g)
Desarrolladora Homex SAB de CV (c) (h) ...................................... 15,463 — (i)
Industrials (0.1%):
Grupo Aeromexico SAB de CV (h) ........................................... 15,290 27
Materials (0.0%):
Emerald Plantation Holdings Ltd. (c) ......................................... 1,032 —
Total Common Stocks (Cost $19)
a
a
a
27
Preferred Stocks (0.6%)
Financials (0.6%):
Bank of America Corp. , Series LL , 5 .00% (j) .................................... 1,718 34
Capital One Financial Corp. , Series L , 4 .38% (j) ................................. 259 4
JPMorgan Chase & Co. , Series MM , 4 .20% (j) .................................. 2,321 40
KeyCorp , Series G , 5 .63% (j) ............................................... 695 14
Morgan Stanley , Series O , 4 .25% (j) .......................................... 2,870 49
State Street Corp. , Series G , 5 .35% (j) ........................................ 444 10
U.S. Bancorp , Series L , 3 .75% (j) ............................................ 423 6

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
5
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description Shares
a
Value
(000)
Wells Fargo & Co. , Series DD , 4 .25% (j) ...................................... 1,747 $ 29
186
Total Preferred Stocks (Cost $195)
a
a
a
186
Principal Amount
(000)
Convertible Corporate Bonds (0.2%)
Communication Services (0.2%):
Live Nation Entertainment, Inc.
2 .88% , 1/15/30 .................................................... $ 5 6
2 .88% , 10/15/31 (a) .................................................. 50 55
61
Real Estate (0.0%):(g)
Boston Properties LP , 2 .00% , 10/1/30 (a) ...................................... 10 10
Total Convertible Corporate Bonds (Cost $65)
a
a
a
71
Shares
Convertible Preferred Stocks (0.2%)
Information Technology (0.2%):
Oracle Corp. , Series D , 6 .50% , 1/15/29 ....................................... 1,000 45
Total Convertible Preferred Stocks (Cost $50)
a
a
a
45
Principal Amount
(000)
Senior Secured Loans (1.2%)
Consumer Discretionary (0.3%):
Fitness International LLC, Term B Loan , 8 .14% ( SOFR01M + 450 bps ) , 2/12/29 (e) ......... $ 5 5
River Rock Entertainment Authority, Term Loan , 12 .62% ( SOFR01M + 900 bps ) , 11/24/31 (e) . 65 64
69
Financials (0.2%):
1261229 BC Ltd., Initial Term Loan , 9 .89% ( SOFR01M + 625 bps ) , 10/8/30 (e) ............ 40 38
LC Ahab US Bidco LLC, Initial Term Loan , 6 .14% ( SOFR01M + 250 bps ) , 4/14/31 (e) ...... 20 20
58
Health Care (0.0%):(g)
Endo Finance Holdings, Inc., Term B Loan , 7 .39% ( SOFR01M + 375 bps ) , 4/23/31 (e) ....... 10 10
Industrials (0.6%):
The Hertz Corp., Initial Term B Loan , 7 .43% ( SOFR03M + 376 bps ) , 6/30/28 (e) ........... 202 144
The Hertz Corp., Initial Term C Loan , 7 .43% ( SOFR03M + 376 bps ) , 6/30/28 (e) ........... 40 28
172
Materials (0.1%):
Worthington Steel, Inc., Initial Term Loan , 7 .62% ( SOFR01M + 400 bps ) , 6/1/33 (e) ........ 25 25
Total Senior Secured Loans (Cost $389)
a
a
a
334
Corporate Bonds (25.3%)
Communication Services (1.0%):
Meta Platforms, Inc.
6 .20% , 5/15/46 , Callable 11/15/45 @ 100 .................................. 130 130
5 .63% , 11/15/55 , Callable 5/15/55 @ 100 .................................. 35 32
5 .75% , 11/15/65 , Callable 5/15/65 @ 100 .................................. 60 54
Space Exploration Technologies Corp. , 5 .65% , 7/15/33 , Callable 5/15/33 @ 100 (a) ........ 65 65
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC , 8 .63% , 6/15/32 , Callable 6/15/28
@ 104.31 (a) ...................................................... 10 10
291
Consumer Discretionary (2.1%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8 .00% , 2/15/31 , Callable 11/15/26 @ 104 (a) ................................ 15 15
8 .38% , 6/15/32 , Callable 6/15/28 @ 104.19 (a) .............................. 5 5
Champions Financing, Inc. , 8 .75% , 2/15/29 , Callable 8/1/26 @ 104.38 (a) ............... 68 66

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
6
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Expedia Group, Inc. , 5 .50% , 4/15/36 , Callable 1/15/36 @ 100 ....................... $ 90 $ 89
Ford Motor Co.
4 .35% , 12/8/26 , Callable 9/8/26 @ 100 ................................... 135 135
6 .10% , 8/19/32 , Callable 5/19/32 @ 100 .................................. 40 41
Mobility Global, Inc. , 5 .45% , 6/15/31 , Callable 5/15/31 @ 100 (a) .................... 15 15
Petco Health & Wellness Co., Inc. , 8 .25% , 2/1/31 , Callable 2/1/28 @ 104.13 (a) .......... 5 5
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/16/29 , Callable 1/16/29 @ 100 (a) 200 181
The Michaels Cos., Inc. , 8 .50% , 3/15/33 , Callable 3/15/29 @ 104.25 (a) ................ 70 69
Whirlpool Corp. , 7 .50% , 7/1/31 , Callable 7/1/28 @ 103.75 (a) ....................... 5 5
626
Consumer Staples (0.3%):
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5 .50% , 3/31/31 , Callable 11/15/27 @ 102.75 (a) ............................. 25 24
5 .75% , 3/31/34 , Callable 11/15/28 @ 102.88 (a) ............................. 60 57
Fiesta Purchaser, Inc. , 9 .63% , 9/15/32 , Callable 9/15/27 @ 104.81 (a) .................. 11 11
92
Energy (2.6%):
Archrock Services LP/Archrock Partners Finance Corp. , 6 .00% , 2/1/34 , Callable 2/1/29 @
103 (a) ........................................................... 10 10
Columbia Pipelines Holding Co. LLC
5 .10% , 10/1/31 , Callable 8/1/31 @ 100 (a) ................................. 40 40
5 .00% , 11/17/32 , Callable 9/17/32 @ 100 (a) ................................ 45 44
Energy Transfer LP
5 .35% , 1/15/36 , Callable 10/15/35 @ 100 ................................. 30 30
6 .50% ( H15T5Y + 268 bps ) , 2/15/56 , Callable 11/15/30 @ 100 (e) ................. 79 80
Harvest Midstream I LP , 6 .75% , 5/15/34 , Callable 5/15/29 @ 103.38 (a) ................ 15 15
Hess Midstream Operations LP , 5 .88% , 3/1/28 , Callable 7/12/26 @ 102.94 (a) ............ 15 15
Hilcorp Energy I LP/Hilcorp Finance Co.
6 .88% , 5/15/34 , Callable 5/15/29 @ 103.44 (a) .............................. 75 73
7 .25% , 2/15/35 , Callable 2/15/30 @ 103.63 (a) .............................. 222 219
Kodiak Gas Services LLC , 5 .88% , 4/1/31 , Callable 4/1/28 @ 102.94 (a) ................ 10 10
Kraken Oil & Gas Partners LLC
7 .63% , 8/15/29 , Callable 8/15/26 @ 103.81 (a) .............................. 10 10
7 .13% , 5/15/31 , Callable 5/15/28 @ 103.56 (a) .............................. 30 29
NGPL PipeCo LLC , 5 .60% , 8/15/36 , Callable 2/15/36 @ 100 (a) ..................... 25 25
Venture Global Calcasieu Pass LLC , 6 .00% , 5/1/36 , Callable 11/1/35 @ 100 (a) ........... 30 30
Venture Global Plaquemines LNG LLC
6 .13% , 12/15/30 , Callable 9/15/30 @ 100 (a) ............................... 30 31
6 .50% , 1/15/34 , Callable 7/15/33 @ 100 (a) ................................ 45 47
Wildfire Intermediate Holdings LLC , 7 .50% , 10/15/29 , Callable 10/15/26 @ 103.75 (a) ..... 46 47
755
Financials (8.8%):
Ally Financial, Inc.
6 .18% ( SOFR + 229 bps ) , 7/26/35 , Callable 7/26/34 @ 100 (e) .................... 75 76
6 .65% ( H15T5Y + 245 bps ) , 1/17/40 , Callable 10/19/34 @ 100 (e) ................. 50 50
Ameriprise Financial, Inc. , 4 .80% , 6/15/31 , Callable 5/15/31 @ 100 ................... 10 10
Capital One Financial Corp.
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (e) .................... 60 52
6 .18% ( SOFR + 204 bps ) , 1/30/36 , Callable 1/30/35 @ 100 (e) .................... 20 21
Citigroup, Inc.
6 .75% ( H15T5Y + 257 bps ) , Callable 2/15/30 @ 100 (e) (j) ....................... 76 77
6 .95% ( H15T5Y + 273 bps ) , Callable 2/15/30 @ 100 (e) (j) ....................... 81 83
Citizens Financial Group, Inc. , 5 .30% ( H15T5Y + 145 bps ) , 1/29/36 , Callable 1/29/31 @ 100 (e) 5 5
CNO Financial Group, Inc. , 6 .45% , 6/15/34 , Callable 3/15/34 @ 100 .................. 105 109
Farmers Exchange Capital III , 5 .45% ( TSFR3M + 372 bps ) , 10/15/54 , Callable 10/15/34 @
100 (a) (e) ......................................................... 100 93
Farmers Insurance Exchange
4 .75% ( US0003M + 323 bps ) , 11/1/57 , Callable 11/1/37 @ 100 (a) (e) ............... 120 102
7 .00% ( H15T10Y + 386 bps ) , 10/15/64 , Callable 7/15/54 @ 100 (a) (e) .............. 60 60

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
7
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Ford Motor Credit Co. LLC
5 .88% , 11/7/29 , Callable 10/7/29 @ 100 .................................. $ 200 $ 202
6 .13% , 3/8/34 , Callable 12/8/33 @ 100 ................................... 205 206
6 .50% , 2/7/35 , Callable 11/7/34 @ 100 ................................... 200 205
Freedom Mortgage Holdings LLC
9 .13% , 5/15/31 , Callable 5/15/27 @ 104.56 (a) .............................. 45 47
8 .38% , 4/1/32 , Callable 4/1/28 @ 104.19 (a) ................................ 5 5
FS KKR Capital Corp. , 7 .50% , 8/1/31 , Callable 5/1/31 @ 100 ....................... 40 40
HUT 8 DC LLC , 6 .19% , 11/15/42 , Callable 5/15/42 @ 100 (a) ....................... 30 30
Jane Street Group/JSG Finance, Inc. , 6 .75% , 5/1/33 , Callable 5/1/28 @ 103.38 (a) ......... 15 15
JPMorgan Chase & Co. , 5 .19% ( SOFR + 130 bps ) , 2/5/37 , Callable 2/5/36 @ 100 (e) ........ 75 74
Liberty Mutual Group, Inc. , 5 .50% , 6/15/52 , Callable 12/15/51 @ 100 (a) ............... 85 80
Lincoln Financial Global Funding , 4 .20% , 1/12/29 (a) ............................. 20 20
Lincoln National Corp.
5 .35% , 11/15/35 , Callable 8/15/35 @ 100 .................................. 15 15
6 .80% ( H15T5Y + 240 bps ) , 7/15/56 , Callable 4/15/36 @ 100 (e) .................. 30 30
Massachusetts Mutual Life Insurance Co. , 5 .95% , 6/1/56 , Callable 12/1/55 @ 100 (a) ...... 70 69
MetLife, Inc. , 5 .85% ( H15T5Y + 182 bps ) , 3/15/56 , Callable 3/15/36 @ 100 (e) ............ 35 35
Morgan Stanley
5 .95% ( H15T5Y + 243 bps ) , 1/19/38 , Callable 1/19/33 @ 100 (e) .................. 20 21
5 .94% ( H15T5Y + 180 bps ) , 2/7/39 , Callable 2/7/34 @ 100 (e) .................... 75 77
Northern Trust Corp. , 5 .12% ( H15T5Y + 105 bps ) , 11/19/40 , Callable 11/19/35 @ 100 (e) .... 25 24
Old National Bancorp , 5 .77% ( TSFR3M + 220 bps ) , 2/15/36 , Callable 2/15/31 @ 100 (e) ..... 10 10
OneMain Finance Corp.
6 .13% , 5/15/30 , Callable 11/15/29 @ 100 .................................. 5 5
4 .00% , 9/15/30 , Callable 8/1/26 @ 102 ................................... 130 120
PennyMac Financial Services, Inc. , 6 .75% , 2/15/34 , Callable 8/15/28 @ 103.38 (a) ........ 27 26
Pinnacle Financial Partners, Inc. , 5 .60% ( SOFR + 170 bps ) , 5/19/32 , Callable 5/19/31 @ 100 (e) 20 20
Provident Funding Associates LP/PFG Finance Corp. , 9 .75% , 9/15/29 , Callable 9/15/26 @
104.88 (a) ......................................................... 71 74
Prudential Financial, Inc. , 6 .25% ( H15T5Y + 178 bps ) , 6/15/56 , Callable 3/15/36 @ 100 (e) ... 25 25
Rocket Cos., Inc.
6 .13% , 8/1/31 , Callable 8/1/28 @ 103.06 (a) ................................ 10 10
6 .50% , 6/15/34 , Callable 6/15/29 @ 103.25 (a) .............................. 10 10
Santander Holdings USA, Inc. , 5 .04% ( SOFR + 110 bps ) , 6/5/30 , Callable 6/5/29 @ 100 (e) ... 50 50
Starwood Property Trust, Inc.
5 .25% , 10/15/28 , Callable 7/15/28 @ 100 (a) ............................... 30 30
5 .88% , 8/15/29 , Callable 5/15/29 @ 100 (a) ................................ 10 10
5 .75% , 1/15/31 , Callable 7/15/30 @ 100 (a) ................................ 45 45
6 .13% , 6/1/31 , Callable 12/1/30 @ 100 (a) ................................. 20 20
Synchrony Financial , 7 .25% ( H15T5Y + 308 bps ) , Callable 8/15/31 @ 100 (e) (j) ........... 70 70
The Goldman Sachs Group, Inc. , 4 .97% ( SOFR + 103 bps ) , 6/3/32 , Callable 6/3/31 @ 100 (e) .. 45 45
The PNC Financial Services Group, Inc. , 5 .42% ( H15T5Y + 117 bps ) , 1/25/41 , Callable 1/25/36
@ 100 (e) ......................................................... 20 20
UWM Holdings LLC , 6 .25% , 3/15/31 , Callable 3/15/28 @ 103.13 (a) .................. 25 22
Velocity Vehicle Group LLC , 8 .00% , 6/1/29 , Callable 8/1/26 @ 104 (a) ................. 31 31
WS Escrow LLC , 7 .75% , 6/1/33 , Callable 6/1/29 @ 103.88 (a) ....................... 10 10
2,586
Health Care (0.8%):
Baxter International, Inc. , 4 .90% , 12/15/30 , Callable 11/15/30 @ 100 .................. 10 10
DENTSPLY SIRONA, Inc. , 8 .37% ( H15T5Y + 438 bps ) , 9/12/55 , Callable 6/12/30 @ 100 (e) .. 92 92
Encompass Health Corp. , 5 .88% , 6/1/34 , Callable 6/1/29 @ 102.94 (a) ................. 20 20
Highmark, Inc. , 5 .75% , 5/15/36 , Callable 2/15/36 @ 100 (a) ......................... 25 25
Meridian Arc Holdco LLC , 6 .25% , 4/30/31 , Callable 4/30/28 @ 103.13 (a) .............. 20 20
Tricida, Inc.
5/15/27 (c) (k) ...................................................... 75 —
5/15/27 (c) (d) ...................................................... 75 —
U.S. Acute Care Solutions LLC , 9 .75% , 5/15/29 , Callable 8/1/26 @ 104.88 (a) ........... 55 52
219
Industrials (1.5%):
AECOM , 6 .00% , 8/1/33 , Callable 8/1/28 @ 103 (a) ............................... 90 90
Alaska Airlines, Inc. , 6 .50% , 6/1/31 , Callable 12/1/30 @ 100 (a) ...................... 50 50

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
8
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
American Airlines Pass Through Trust , 3 .95% , 7/11/30 ............................ $ 10 $ 10
Core & Main LP , 6 .00% , 7/1/34 , Callable 7/1/29 @ 103 (a) ......................... 15 15
EquipmentShare.com, Inc. , 7 .13% , 7/1/34 , Callable 7/1/29 @ 103.56 (a) ................ 45 44
Herc Holdings, Inc.
5 .75% , 3/15/31 , Callable 3/15/28 @ 102.88 (a) .............................. 10 10
7 .25% , 6/15/33 , Callable 6/15/28 @ 103.63 (a) .............................. 20 21
6 .00% , 3/15/34 , Callable 3/15/29 @ 103 (a) ................................ 10 10
Honeywell Aerospace, Inc.
4 .60% , 3/16/33 , Callable 1/16/33 @ 100 (a) ................................ 20 20
4 .95% , 3/16/36 , Callable 12/16/35 @ 100 (a) ............................... 40 39
JetBlue Pass Through Trust , 4 .00% , 11/15/32 ................................... 13 13
Qxo Building Products, Inc.
6 .50% , 7/15/31 , Callable 7/15/28 @ 103.25 (a) .............................. 5 5
6 .88% , 7/15/34 , Callable 7/15/29 @ 103.44 (a) .............................. 10 10
The ADT Security Corp. , 5 .88% , 10/15/33 , Callable 10/15/32 @ 100 (a) ................ 60 59
United Airlines Holdings, Inc. , 5 .38% , 3/1/31 , Callable 9/1/30 @ 100 .................. 20 20
Verisk Analytics, Inc. , 4 .45% , 3/15/31 , Callable 2/15/31 @ 100 ...................... 9 9
425
Information Technology (2.2%):
Core Scientific Finance I LLC , 7 .75% , 5/15/31 , Callable 5/15/28 @ 103.88 (a) ........... 30 30
CoreWeave, Inc. , 9 .00% , 2/1/31 , Callable 2/1/28 @ 104.5 (a) ........................ 110 109
Foundry JV Holdco LLC , 5 .90% , 1/25/30 , Callable 12/25/29 @ 100 (a) ................ 200 206
Intel Corp. , 5 .30% , 5/15/36 , Callable 2/15/36 @ 100 .............................. 25 25
Oracle Corp.
5 .95% , 9/26/55 , Callable 3/26/55 @ 100 .................................. 58 49
6 .70% , 2/4/56 , Callable 8/4/55 @ 100 .................................... 140 132
6 .85% , 2/4/66 , Callable 8/4/65 @ 100 .................................... 35 33
Qnity Electronics, Inc.
5 .75% , 8/15/32 , Callable 8/15/28 @ 102.88 (a) .............................. 25 25
6 .25% , 8/15/33 , Callable 8/15/28 @ 103.13 (a) .............................. 25 26
635
Materials (1.8%):
ARC Falcon I, Inc./Arclin USA LLC/New Arclin US Holding Corp. , 9 .75% , 3/1/33 , Callable
3/1/29 @ 104.88 (a) ................................................. 100 96
Celanese US Holdings LLC , 7 .70% , 11/15/33 , Callable 8/15/33 @ 100 ................. 29 31
Cleveland Cliffs, Inc.
7 .00% , 3/15/32 , Callable 3/15/27 @ 103.5 (a) ............................... 30 30
7 .38% , 5/1/33 , Callable 5/1/28 @ 103.69 (a) ................................ 85 85
7 .63% , 1/15/34 , Callable 1/15/29 @ 103.81 (a) .............................. 10 10
Commercial Metals Co. , 6 .00% , 12/15/35 , Callable 12/15/30 @ 103 (a) ................ 40 40
Hybar LLC , 7 .38% , 7/1/34 , Callable 7/1/29 @ 103.69 (a) ........................... 5 5
Novelis Corp. , 6 .38% , 8/15/33 , Callable 8/15/28 @ 103.19 (a) ....................... 60 60
Southern Copper Corp. , 5 .35% , 6/24/36 , Callable 3/24/36 @ 100 ..................... 170 169
526
Real Estate (0.4%):
Beacon Point DC LLC , 6 .13% , 11/30/42 , Callable 5/30/42 @ 100 (a) .................. 50 50
CBRE Services, Inc. , 4 .90% , 1/15/33 , Callable 11/15/32 @ 100 ...................... 15 15
Highwoods Realty LP
3 .05% , 2/15/30 , Callable 11/15/29 @ 100 .................................. 6 6
2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 6 5
5 .35% , 1/15/33 , Callable 11/15/32 @ 100 .................................. 10 10
Kennedy-Wilson, Inc.
7 .00% , 6/1/31 , Callable 6/1/28 @ 103.5 (a) ................................. 20 21
7 .25% , 6/1/33 , Callable 6/1/29 @ 103.63 (a) ................................ 20 20
127
Utilities (3.8%):
Alta Wind Holdings LLC , 7 .00% , 6/30/35 (a) ................................... 35 34
American Electric Power Co., Inc.
5 .80% ( H15T5Y + 213 bps ) , 3/15/56 , Callable 12/15/30 @ 100 (e) ................. 283 281
6 .05% ( H15T5Y + 194 bps ) , 3/15/56 , Callable 12/15/35 @ 100 (e) ................. 50 50
Basin Electric Power Cooperative , 5 .85% , 10/15/55 , Callable 4/15/55 @ 100 ............ 18 18

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Consolidated Edison Co. of New York, Inc. , 5 .88% , 6/15/56 , Callable 12/15/55 @ 100 ..... $ 50 $ 50
Dominion Energy, Inc. , 6 .25% ( H15T5Y + 170 bps ) , 12/15/56 , Callable 9/16/36 @ 100 (e) .... 30 30
Duke Energy Carolinas LLC , 5 .15% , 6/15/36 , Callable 3/15/36 @ 100 ................. 30 30
Essential Utilities, Inc. , 5 .13% , 3/15/36 , Callable 12/15/35 @ 100 .................... 20 20
Eversource Energy
6 .10% ( H15T5Y + 252 bps ) , 8/15/56 , Callable 5/15/31 @ 100 (e) .................. 20 20
6 .35% ( H15T5Y + 233 bps ) , 8/15/56 , Callable 5/15/36 @ 100 (e) .................. 10 10
Long Ridge Energy LLC , 8 .75% , 2/15/32 , Callable 2/15/28 @ 104.38 (a) ............... 55 58
NextEra Energy Capital Holdings, Inc.
6 .20% ( H15T5Y + 177 bps ) , 10/1/56 , Callable 7/4/36 @ 100 (e) ................... 30 30
6 .63% ( H15T5Y + 169 bps ) , 10/1/66 , Callable 7/4/46 @ 100 (e) ................... 30 30
NRG Energy, Inc. , 6 .13% , 5/15/36 , Callable 5/15/31 @ 103.06 (a) .................... 55 55
Public Service Enterprise Group, Inc. , 4 .80% , 6/15/31 , Callable 5/15/31 @ 100 ........... 25 25
San Diego Gas & Electric Co. , 5 .20% , 3/15/36 , Callable 12/15/35 @ 100 ............... 15 15
Sempra
6 .55% ( H15T5Y + 214 bps ) , 4/1/55 , Callable 1/1/35 @ 100 (e) .................... 100 101
6 .37% ( H15T5Y + 263 bps ) , 4/1/56 , Callable 1/1/31 @ 100 (e) .................... 20 20
Southern California Edison Co. , 4 .95% , 9/15/31 , Callable 8/15/31 @ 100 ............... 25 25
Southern Power Co. , 4 .80% , 6/15/31 , Callable 4/15/31 @ 100 ....................... 30 30
Spire, Inc.
6 .25% ( H15T5Y + 256 bps ) , 6/1/56 , Callable 3/1/31 @ 100 (e) .................... 27 27
6 .45% ( H15T5Y + 233 bps ) , 6/1/56 , Callable 3/1/36 @ 100 (e) .................... 15 15
Talen Energy Supply LLC
6 .25% , 2/1/34 , Callable 10/15/28 @ 103.13 (a) .............................. 40 40
6 .50% , 2/1/36 , Callable 10/15/30 @ 103.25 (a) .............................. 40 40
Vistra Operations Co. LLC
4 .60% , 10/15/30 , Callable 9/15/30 @ 100 (a) ............................... 30 29
4 .70% , 1/31/31 , Callable 12/31/30 @ 100 (a) ............................... 10 10
5 .35% , 1/31/36 , Callable 10/31/35 @ 100 (a) ............................... 15 15
WEC Energy Group, Inc. , 5 .63% ( H15T5Y + 191 bps ) , 5/15/56 , Callable 2/15/31 @ 100 (e) ... 10 10
1,118
Total Corporate Bonds (Cost $7,428)
a
a
a
7,400
Yankee Dollars (18.8%)
Energy (1.5%):
Enbridge, Inc.
7 .20% ( H15T5Y + 297 bps ) , 6/27/54 , Callable 3/27/34 @ 100 (e) .................. 50 53
7 .38% ( H15T5Y + 312 bps ) , 3/15/55 , Callable 12/15/29 @ 100 (e) ................. 50 53
8 .50% ( H15T5Y + 443 bps ) , 1/15/84 , Callable 10/15/33 @ 100 (e) ................. 58 66
Energean Israel Finance Ltd. , 5 .88% , 3/30/31 , Callable 9/30/30 @ 100 (a) ............... 72 69
South Bow Canadian Infrastructure Holdings Ltd.
7 .50% ( H15T5Y + 367 bps ) , 3/1/55 , Callable 12/1/34 @ 100 (e) ................... 35 38
7 .63% ( H15T5Y + 395 bps ) , 3/1/55 , Callable 12/1/29 @ 100 (e) ................... 88 92
TransCanada PipeLines Ltd. , 6 .37% ( H15T5Y + 212 bps ) , 10/17/56 , Callable 7/17/36 @ 100 (e) 10 10
Vista Energy Argentina SAU , 7 .88% , 4/8/38 , Callable 4/8/31 @ 103.94 (a) .............. 20 21
YPF SA , 6 .95% , 7/21/27 (a) ................................................ 45 45
447
Financials (8.7%):
ABRA Global Finance , 14 .00% , 10/22/29 , Callable 10/22/26 @ 106.5 (a) (l) ............. 55 54
African Development Bank , 5 .88% ( H15T5Y + 165 bps ) , Callable 5/7/35 @ 100 (e) (j) ....... 200 197
Allianz SE , 6 .55% ( H15T5Y + 232 bps ) , Callable 10/30/33 @ 100 (a) (e) (j) ............... 200 203
Avolon Holdings Funding Ltd. , 4 .70% , 1/30/31 , Callable 12/30/30 @ 100 (a) ............ 40 39
Banco Santander SA , 3 .23% ( H15T1Y + 160 bps ) , 11/22/32 , Callable 8/22/31 @ 100 (e) ..... 200 181
BNP Paribas SA , 7 .45% ( H15T5Y + 313 bps ) , Callable 6/27/35 @ 100 (a) (e) (j) ............ 200 206
Cidron Aida Finco SARL , 7 .00% , 10/27/31 , Callable 10/27/27 @ 103.5 (a) .............. 100 111
European Bank for Reconstruction & Development
6 .25% , 4/11/28 , MTN ................................................ 4,700 49
2/2/32 , MTN (d) .................................................... 1,675 168
7/11/36 , Callable 7/11/26 @ 12.12 (d) ..................................... 8,250 12
Global Aircraft Leasing Co. Ltd. , 8 .75% , 9/1/27 , Callable 8/1/26 @ 104.38 (a) ............ 150 152

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
International Bank for Reconstruction & Development
10 .00% , 9/16/26 .................................................... $ 11,000 $ 23
6 .85% , 4/24/28 .................................................... 5,500 57
6 .50% , 4/17/30 , MTN ................................................ 4,000 41
Macquarie Bank Ltd. , 5 .82% ( H15T1Y + 135 bps ) , 6/10/37 , Callable 6/10/36 @ 100 (a) (e) .... 200 200
Manulife Financial Corp. , 4 .99% , 12/11/35 , Callable 9/11/35 @ 100 .................. 40 39
Meiji Yasuda Life Insurance Co. , 6 .10% ( H15T5Y + 291 bps ) , 6/11/55 , Callable 6/11/35 @
100 (a) (e) ......................................................... 200 202
Mizuho Financial Group, Inc. , 4 .97% ( H15T1Y + 83 bps ) , 7/13/32 , Callable 7/13/31 @ 100 (e) . 200 199
UniCredit SpA
7 .30% ( USISOA05 + 491 bps ) , 4/2/34 , Callable 4/2/29 @ 100 (a) (e) ................ 200 211
5 .46% ( H15T5Y + 475 bps ) , 6/30/35 , Callable 6/30/30 @ 100 (a) (e) ................ 200 201
2,545
Health Care (0.8%):
Teva Pharmaceutical Finance Netherlands II BV , 4 .38% , 5/9/30 , Callable 2/9/30 @ 100 ..... 200 233
Industrials (2.0%):
Czechoslovak Group AS , 6 .50% , 1/10/31 , Callable 7/10/27 @ 103.25 (a) ............... 245 249
Danaos Corp. , 6 .88% , 10/15/32 , Callable 10/15/28 @ 103.44 (a) ...................... 100 103
Element Fleet Management Corp.
5 .64% , 3/13/27 , Callable 2/13/27 @ 100 (a) ................................ 60 60
4 .80% , 5/29/29 , Callable 4/29/29 @ 100 (a) ................................ 20 20
4 .64% , 11/24/30 , Callable 10/24/30 @ 100 (a) ............................... 30 30
Transportes Aereos Portugueses SA , 5 .13% , 11/15/29 , Callable 5/15/29 @ 100 (a) ......... 100 116
578
Information Technology (0.1%):
Flex Ltd. , 5 .38% , 11/13/35 , Callable 8/13/35 @ 100 .............................. 30 30
Sovereign Bond (5.7%):
Argentine Republic Government International Bond
1 .00% , 7/9/29 , Callable 8/1/26 @ 100 .................................... 5 4
4 .13% , 7/9/35 , Callable 8/1/26 @ 100 (m) .................................. 146 116
Brazilian Government International Bond , 6 .25% , 5/22/36 .......................... 200 198
Dominican Republic International Bond , 5 .88% , 10/28/35 , Callable 7/28/35 @ 100 (a) ...... 150 148
Egypt Treasury Bills , 12/22/26 (d) ........................................... 3,400 62
Indonesia Government International Bond , 4 .10% , 3/4/34 , Callable 12/4/33 @ 100 ........ 145 163
Ivory Coast Government International Bond , 5 .88% , 10/17/31 (a) ..................... 100 118
Kuwait International Government Bond , 4 .65% , 10/9/35 (a) ......................... 200 195
Mexico Government International Bond , 4 .50% , 3/19/34 , Callable 12/19/33 @ 100 ........ 126 144
Morocco Government International Bond , 4 .75% , 5/26/34 (a) ........................ 100 117
Provincia del Chubut Argentina , 9 .45% , 4/29/36 , Callable 2/29/36 @ 100 (a) ............. 15 16
Romanian Government International Bond
5 .25% , 5/30/32 (a) .................................................. 60 70
5 .63% , 5/30/37 (a) .................................................. 40 45
Serbia International Bond , 2 .05% , 9/23/36 (a) ................................... 100 90
Turkiye Government Bond , 30 .00% , 9/12/29 ................................... 6,776 131
Uruguay Government International Bond , 9 .75% , 7/20/33 , Callable 4/20/33 @ 100 ........ 1,790 49
1,666
Total Yankee Dollars (Cost $5,521)
a
a
a
5,499
U.S. Government Agency Mortgages (16.4%)
Federal Home Loan Mortgage Corporation
3 .00% , 10/1/29 - 11/1/47 .............................................. 4 4
5 .00% , 11/1/39 - 3/1/44 .............................................. 7 6
5 .50% , 6/1/41 - 7/1/49 ............................................... 66 67
1 .50% , 3/1/42 ..................................................... 145 121
3 .50% , 7/1/46 ..................................................... 18 17
4 .00% , 4/1/47 ..................................................... 3 3
2 .50% , 5/1/51 ..................................................... 211 179
6 .00% , 8/1/54 ..................................................... 70 72
6 .50% , 7/1/55 ..................................................... 80 83

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
Federal National Mortgage Association
5 .00% , 4/1/30 - 12/1/44 .............................................. $ 12 $ 13
3 .00% , 10/1/30 - 3/1/52 .............................................. 139 126
6 .00% , 3/1/32 - 3/1/54 ............................................... 237 245
4 .00% , 10/1/40 - 9/1/51 .............................................. 71 67
2 .00% , 12/1/41 - 11/1/51 .............................................. 140 119
4 .50% , 9/1/43 - 1/1/44 ............................................... 45 45
5 .50% , 4/1/50 - 10/1/55 .............................................. 352 356
2 .50% , 5/1/51 - 2/1/52 ............................................... 580 496
3 .50% , 3/1/52 - 4/1/52 ............................................... 130 120
6 .50% , 8/1/53 - 9/1/54 ............................................... 102 107
1,694
Federal National Mortgage Association, TBA
5 .00% , 7/25/41 - 8/25/56 ............................................. 500 493
5 .50% , 7/25/41 - 8/25/56 ............................................. 500 504
3 .00% , 8/25/56 .................................................... 300 261
3 .50% , 8/25/56 .................................................... 400 363
4 .50% , 8/25/56 .................................................... 200 191
1,812
Government National Mortgage Association
6 .50% , 1/15/30 - 11/15/32 ............................................. 1 – (i)
6 .00% , 2/15/33 - 4/20/55 ............................................. 65 65
4 .50% , 9/15/33 - 11/20/44 ............................................. 69 68
5 .50% , 1/15/34 - 6/15/35 ............................................. 7 7
5 .00% , 4/15/35 .................................................... 1 1
4 .00% , 4/15/42 - 4/20/48 ............................................. 136 129
3 .50% , 10/15/42 - 3/20/46 ............................................. 16 15
285
Government National Mortgage Association, TBA
2 .00% , 7/20/56 .................................................... 100 82
2 .50% , 7/20/56 .................................................... 100 85
3 .00% , 7/20/56 .................................................... 100 89
3 .50% , 7/20/56 .................................................... 100 90
6 .50% , 7/20/56 .................................................... 100 104
450
Total U.S. Government Agency Mortgages (Cost $4,875)
a
a
a
4,793
U.S. Treasury Obligations (17.8%)
U.S. Treasury Bonds
4 .38% , 8/15/43 (n) .................................................. 216 203
2 .25% , 2/15/52 (n) .................................................. 324 195
4 .63% , 11/15/55 (n) .................................................. 1,717 1,634
U.S. Treasury Inflation Indexed Bonds , 1 .88% , 7/15/35 (n) .......................... 287 291
U.S. Treasury Notes
4 .25% , 1/31/30 (n) .................................................. 1,000 1,002
3 .50% , 2/28/31 (n) .................................................. 680 660
4 .13% , 2/15/36 (n) .................................................. 1,247 1,216
Total U.S. Treasury Obligations (Cost $5,342)
a
a
a
5,201
Shares
Affiliated Mutual Funds (5.2%)
Victory Pioneer ILS Interval Fund ........................................... 143,074 1,505
Total Affiliated Mutual Funds (Cost $1,401)
a
a
a
1,505
Principal Amount
(000)
Short-Term Investments (4.4%)
U.S. Treasury Obligations (4.4%):
U.S. Treasury Bills
3 .38% , 7/16/26 (n) .................................................. 150 150
3 .44% , 7/21/26 (n) .................................................. 450 449

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
a
Value
(000)
3 .49% , 7/28/26 (n) .................................................. $ 700 $ 698
1,297
Total Short-Term Investments (Cost $1,297)
a
a
a
1,297
Total Investments (Cost $31,306) — 105.1% 30,711
Liabilities in excess of other assets —  (5.1)% (1,486)
NET ASSETS - 100.00% $ 29,225
At June 30, 2026, the Fund's investments in foreign securities were 20.1% of net assets.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2026, the fair value of these securities was $10,809
(thousands) and amounted to 37.0% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2026.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of June 30, 2026. This security is classified as Level 3 within the fair value hierarchy based on significant unobservable inputs. (See Note 2 in the Notes to Financial Statements)
(d) Zero-coupon bond.
(e) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2026.
(f) Security is interest only.
(g) Amount represents less than 0.05% of net assets.
(h) Non-income producing security.
(i) Rounds to less than $1 thousand.
(j) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(k) Currently the issuer is in default with respect to interest and/or principal payments.
(l) Up to 8.00% of the coupon may be PIK.
(m) Stepped coupon security for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
(n) Rate represents the effective yield at June 30, 2026.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
CMO
—
Collateralized Mortgage Obligations
FREMF
—
Freddie Mac Multifamily Fixed-Rate Mortgage Loans
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of June 30, 2026.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PIK
—
Payment-in-Kind
REMIC
—
Real Estate Mortgage Investment Conduits
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2026.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2026.
SOFR30A
—
30 day average of SOFR, rate disclosed as of June 30, 2026.
STACR
—
Structured Agency Credit Risk
TBA
—
To Be Announced Securities
TSFR1M
—
1 Month Term SOFR, rate disclosed as of June 30, 2026.
TSFR3M
—
3 Month Term SOFR, rate disclosed as of June 30, 2026.
US0003M
—
3 Month US Dollar London Interbank Offered Rate, rate disclosed as of June 30, 2026, based on the last reset date of the security.
USISOA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of June 30, 2026.
TBA Sales Commitments
Security Description
Principal Amount
(000)
Value
(000)
TBA Sales Commitments - (1.90%)

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Security Description
Principal Amount
(000)
Value
(000)
Collateralized Mortgage Obligations —  (1.90%)
Federal National Mortgage Association, TBA
2.50% , 8/25/56 .................................................... $ (300) $ (251)
6.00% , 7/25/56 .................................................... (200) (204)
6.50% , 8/25/56 .................................................... (100) (103)
Total TBA Sales Commitments (Proceeds  $558) $(558)
Forward Currency Contracts
At June 30, 2026, the Fund's open forward currency contracts were as follows:
Currency Purchased
In Exchange for
(000) Currency Sold
Deliver
(000) Counterparty
Settlement
Date
Net Unrealized
Appreciation/
(Depreciation)
(000)
U.S. Dollar 212 Australian Dollar 293 State Street 7/24/26 $ 9
U.S. Dollar 128 Kazakhstani Tenge 61,700 Citibank NA 7/29/26 – *
U.S. Dollar 79 Kazakhstani Tenge 38,000 Citibank NA 7/29/26 1
U.S. Dollar 844 European Euro 723 State Street 8/21/26 16
U.S. Dollar 153 Indian Rupee 14,530 Citibank NA 9/25/26 1
Turkish Lira 8,585 U.S. Dollar 153 State Street 1/7/27 4
$ 31
Australian Dollar 293 U.S. Dollar 210 Citibank NA 7/24/26 (7)
European Euro 38 U.S. Dollar 45 State Street 7/24/26 (1)
European Euro 364 U.S. Dollar 429 State Street 7/24/26 (13)
Japanese Yen 12,000 U.S. Dollar 76 State Street 7/28/26 (2)
Japanese Yen 35,820 U.S. Dollar 226 State Street 7/28/26 (5)
U.S. Dollar 98,500 Kazakhstani Tenge 206 Citibank NA 7/29/26 (1)
Korean Won 206,000 U.S. Dollar 134 Citibank NA 9/23/26 (1)
Chilean Peso 272,000 U.S. Dollar 304 Citibank NA 9/25/26 (9)
U.S. Dollar 71 Canadian Dollar 100 Citibank NA 9/25/26 – *
U.S. Dollar 27 Mexican Peso 485 Citibank NA 9/25/26 – *
U.S. Dollar 39 European Euro 34 State Street 9/25/26 – *
Japanese Yen 44,000 U.S. Dollar 274 State Street 9/29/26 (1)
U.S. Dollar 67 Turkish Lira 3,720 Citibank NA 1/7/27 (2)
U.S. Dollar 80 Turkish Lira 4,560 Citibank NA 1/7/27 (4)
U.S. Dollar 5 Turkish Lira 305 Citibank NA 1/7/27 – *
$ (46)
Total Net Forward Currency Contracts $ (15)
* Rounds to less than $1 thousand.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
10-Year U.S. Treasury Note Futures ...... 5 9/21/26 $ 546 $ 549 $ 3
2-Year U.S. Treasury Note Futures ....... 10 9/30/26 2,063 2,061 (2)
30-Year U.S. Treasury Bond Futures ..... 5 9/21/26 555 568 13
Australian 3-Year Bond Future ......... 18 9/15/26 1,303 1,303 — *
U.S. 10-Year Ultra Futures ............ 2 9/21/26 222 225 3
Ultra Long Term U.S. Treasury Bond Futures 3 9/21/26 338 348 10
$ 27
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Euro Bund Future ................... 6 9/8/26 $ 866 $ 873 $ (7)
Total unrealized appreciation $ 29
Total unrealized depreciation (9)
Total net unrealized appreciation (depreciation) $ 20
* Rounds to less than $1 thousand.

Victory Variable Insurance Funds II
Victory Pioneer Strategic Income VCT Portfolio
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2026
See notes to financial statements.
Centrally Cleared Credit Default Swap Agreements - Sell Protection
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Oracle Corp. .......................... 1.00% 12/20/30 Quarterly $ 37 $ (3) $ (3) $ 0 *
American Airlines Group, Inc. .............. 5.00% 6/20/30 Quarterly 25 5 (5) 10
$ 2 $ (8) $ 10
Centrally Cleared Credit Default Swap Agreements - Buy Protection(a)
Underlying Instruments
Fixed Deal
Pay Rate
Maturity
Date
Payment
Frequency
Notional
Amount
(000)(b) Value (000)
Premiums
Paid
(Received)
(000)
Unrealized
Appreciation
(Depreciation)
(000)
Markit CDX North America High Yield Index
Series 46 ........................... 5.00% 6/20/31 Quarterly $ 703 $ (58) $ (62) $ 4
Oracle Corp. .......................... 1.00% 6/20/31 Quarterly 75 (2) $ (2) (1)
$ (60) $ (64) $ 3
* Rounds to less than $1 thousand.
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Statement of Assets and Liabilities
June 30, 2026
15
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands, Except Per Share Amounts)
(Unaudited)
Victory Pioneer
Strategic Income
VCT Portfolio
Assets:
Affiliated investments, at value (Cost $1,401) $ 1,505
Unaffiliated investments, at value (Cost $29,905) 29,206
Foreign currency, at value (Cost $60) 60
Cash 402
Futures contracts collateral 65
Swap agreements collateral 189
Unrealized appreciation on forward currency contracts 31
Due from broker 26
Receivables:
Dividends and interest 283
Capital shares issued — (a)
Investments sold 4,485
From Adviser 11
Variation margin on open swap agreements 1
Prepaid expenses — (a)
Total Assets 36,264
Liabilities:
Payables:
Investments purchased 6,377
Capital shares redeemed 5
Unrealized depreciation on forward currency contracts 46
Variation margin on open futures contracts 8
TBA sales commitments, at value (Proceeds $558) 558
Accrued expenses and other payables:
Investment advisory fees 16
12b-1 fees 3
Other accrued expenses 26
Total Liabilities 7,039
Commitments and contingencies (Note 4 )
Net Assets:
Capital 32,565
Total accumulated earnings (loss) (3,340)
Net Assets $ 29,225
Net Assets:
Class I $ 4,207
Class II 25,018
Total $ 29,225
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class I 452
Class II 2,689
Total 3,141
Net asset value, offering and redemption price per share:(b)
Class I $ 9.32
Class II 9.30
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.

Statement of Operations
For the Six Months Ended June 30, 2026
16
See notes to financial statements.
Victory Variable Insurance Funds II
(Amounts in Thousands)
(Unaudited)
Victory Pioneer
Strategic Income
VCT Portfolio
Investment Income:
Dividends $ 17
Interest 726
Foreign tax withholding (4)
Total Income 739
Expenses:
Investment advisory fees 95
Administration fees 6
Sub-Administration fees 6
12b-1 fees — Class II 31
Custodian fees 2
Trustees' fees 3
Legal and audit fees 28
Other expenses 4
Recoupment of prior expenses waived/reimbursed by Adviser 1
Total Expenses 176
Less fees paid indirectly —(a)
Expenses waived/reimbursed by Adviser (35)
Net Expenses 141
Net Investment Income (Loss) 598
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions 5
Net realized gains (losses) from TBA sales commitments 12
Net realized gains (losses) from forward foreign currency exchange contracts 46
Net realized gains (losses) from futures contracts (92)
Net realized gains (losses) from swap agreements (9)
Net change in unrealized appreciation/depreciation on affiliated investment securities 123
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations (340)
Net change in unrealized appreciation/depreciation on TBA sales commitments (3)
Net change in unrealized appreciation/depreciation on forward foreign currency exchange contracts (15)
Net change in unrealized appreciation/depreciation on futures contracts 63
Net change in unrealized appreciation/depreciation on swap agreements 5
Net realized/unrealized gains (losses) on investments (205)
Change in net assets resulting from operations $ 393
(a) Rounds to less than $1 thousand.

17
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
See notes to financial statements.
Victory Pioneer Strategic Income
VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 598 $ 1,407
Net realized gains (losses) (38) 329
Net change in unrealized appreciation/depreciation (167) 1,234
Change in net assets resulting from operations 393 2,970
Distributions to Shareholders:
Class I (97) (188)
Class II (536) (1,100)
Change in net assets resulting from distributions to shareholders (633) (1,288)
Change in net assets resulting from capital transactions 772 (2,970)
Change in net assets 532 (1,288)
Net Assets:
Beginning of period 28,693 29,981
End of period $ 29,225 $ 28,693
* Pioneer Strategic Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

18
(Amounts in Thousands)
Victory Variable Insurance Funds II
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Pioneer Strategic Income
VCT Portfolio
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025*
Capital Transactions:
Class I
Proceeds from shares issued $ 86 $ 430
Distributions reinvested 97 188
Cost of shares redeemed (286) (502)
Total Class I $ (103) $ 116
Class II
Proceeds from shares issued $ 5,166 $ 4,460
Distributions reinvested 536 1,100
Cost of shares redeemed (4,827) (8,646)
Total Class II $ 875 $ (3,086)
Change in net assets resulting from capital transactions $ 772 $ (2,970)
Share Transactions:
Class I
Issued 9 47
Reinvested 10 20
Redeemed (30) (55)
Total Class I (11) 12
Class II
Issued 550 494
Reinvested 57 120
Redeemed (516) (957)
Total Class II 91 (343)
Change in Shares 80 (332)
* Pioneer Strategic Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The Predecessor Fund
is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively.

Victory Variable Insurance Funds II
Financial Highlights
For a Share Outstanding Throughout Each Period
19
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Strategic Income VCT Portfolio
Class I*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.39 $8.85 $8.87 $8.50 $10.44 $10.69
Investment Activities:
Net investment income (loss)(a) 0.20 0.46 0.46 0.42 0.33 0.28
Net realized and unrealized gains (losses) (0.06) 0.50 (0.10) 0.28 (1.63) (0.08)
Total from Investment Activities 0.14 0.96 0.36 0.70 (1.30) 0.20
Distributions to Shareholders from:
Net investment income (0.21) (0.42) (0.38) (0.33) (0.12) (0.35)
Net realized gains — — — — (0.35) (0.10)
Return of capital — — — — (0.17) —
Total Distributions (0.21) (0.42) (0.38) (0.33) (0.64) (0.45)
Net Asset Value, End of Period $9.32 $9.39 $8.85 $8.87 $8.50 $10.44
Total Return(b)(c) 1.52% 11.11% 4.13% 8.46%(d) (12.60)% 1.89%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.75%(g) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss)(e) 4.32% 5.09% 5.22% 4.94% 3.58% 2.66%
Gross Expenses(e)(f) 0.99%(g) 1.00% 1.08% 1.25% 1.07% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $4,207 $4,343 $3,992 $4,278 $4,326 $5,913
Portfolio Turnover(b)(h) 95% 48% 57% 53% 71% 65%
* Pioneer Strategic Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received
Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. If the Portfolio had not been reimbursed by the
Adviser, the total return would have been 8.34%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Variable Insurance Funds II
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
20
See notes to financial statements.
NOTE: The above financial highlights do not reflect the deduction of non-fund expenses associated with variable insurance products, such as mortality and expense risk charges, separate account charges, and sales charges.
Victory Pioneer Strategic Income VCT Portfolio
Class II*
Six Months
Ended
June 30, 2026
(Unaudited)
Year
Ended
December 31,
2025
Year
Ended
December 31,
2024
Year
Ended
December 31,
2023
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Net Asset Value, Beginning of Period $9.37 $8.83 $8.85 $8.49 $10.43 $10.67
Investment Activities:
Net investment income (loss)(a) 0.19 0.44 0.44 0.40 0.31 0.25
Net realized and unrealized gains (losses) (0.06) 0.50 (0.10) 0.27 (1.63) (0.07)
Total from Investment Activities 0.13 0.94 0.34 0.67 (1.32) 0.18
Distributions to Shareholders from:
Net investment income (0.20) (0.40) (0.36) (0.31) (0.10) (0.32)
Net realized gains — — — — (0.35) (0.10)
Return of capital — — — — (0.17) —
Total Distributions (0.20) (0.40) (0.36) (0.31) (0.62) (0.42)
Net Asset Value, End of Period $9.30 $9.37 $8.83 $8.85 $8.49 $10.43
Total Return(b)(c) 1.39% 10.85% 3.87% 8.07%(d) (12.83)% 1.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00%(g) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(e) 4.07% 4.80% 4.99% 4.68% 3.32% 2.40%
Gross Expenses(e)(f) 1.24%(g) 1.25% 1.33% 1.50% 1.32% 1.46%
Supplemental Data:
Net Assets at end of period (000's) $25,018 $24,350 $25,989 $26,335 $28,151 $38,767
Portfolio Turnover(b)(h) 95% 48% 57% 53% 71% 65%
* Pioneer Strategic Income VCT Portfolio (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”). The
Predecessor Fund is the accounting survivor of the Reorganization and shareholders holding Class I and Class II shares of the Predecessor Fund received
Class I and Class II shares of the Fund, respectively.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) For the year ended December 31, 2023, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class II’s total return was less than
0.005%.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2026
Victory Variable Insurance Funds II
21
(Unaudited)
1. Organization:
Victory Variable Insurance Funds II (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of seven funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share. The Fund's shares are only available for purchase by insurance companies for funding variable annuity and variable life insurance contracts or by qualified pension and retirement plans.
The accompanying financial statements are those of the following fund (the "Fund"). The fund is classified as diversified under the 1940 Act.
Each class of shares of the Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.  Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory
Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.
The Fund, which commenced operations on April 1, 2025, is the successor to the Pioneer Strategic Income VCT Portfolio (the “Predecessor
Fund”). The Predecessor Fund transferred all of the net assets of Class I and Class II shares in exchange for the Fund’s Class I  and Class II shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class I and Class II shares of the Predecessor Fund received Class I and Class II shares of the Fund, respectively, in the Reorganization. The Predecessor Fund was the accounting survivor of the
Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Fund’s investment objective is to seek a high level of current income.
Effective April 1, 2025, VCM serves as the Fund’s investment adviser, succeeding Amundi Asset Management US, Inc. (“Amundi US”). On the
same date, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, became the Distributor for the Fund's shares, succeeding
Amundi Distributor US, Inc. The Distributor receives no fee or other compensation for these services (See Note 4).
On September 30, 2025, the Trust’s Board of Trustees (the “Board”), upon the recommendation of the Adviser, approved a change in the Fund's custodian, sub-administrator, sub-fund accountant, and transfer agent. Effective as of February 9, 2026, Citibank, N.A. serves as the custodian of the Fund, Citi Fund Services Ohio, Inc. serves as sub-administrator and sub-fund accountant of the Fund and FIS Investor Services LLC serves as transfer agent of the Fund.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires the Adviser to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risks associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust's Board of Trustees (the “Board”), has established the Pricing Committee (the
“Committee”), and subject to Board oversight, the Committee administers and oversees the Fund’s valuation policies and procedures, which are approved by the Board.
Fund (Legal Name) Fund (Short Name) Investment Share Classes Offered
Victory Pioneer Strategic Income VCT Portfolio Strategic Income VCT Portfolio Class I and Class II

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
22
(Unaudited)
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or market quotes to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from an independent third party pricing service. If price information is not available, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited. These valuations are typically categorized as Level 2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap agreements, including interest rate swaps, caps and floors (other than centrally cleared swap contracts) are valued at the mean between the current bid and ask prices. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.  To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s net asset value to be more reliable than it otherwise would be.
The principal exchanges and markets for non-U.S. equity securities have closing times prior to the close of the New York Stock Exchange.
However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Fund uses a fair value model developed by an independent pricing service to value non-U.S. equity securities. On a daily basis, the pricing service recommends changes, based on a proprietary model, to the closing market prices of each non-U.S. security held by the Fund to reflect the security’s fair value at the time the Fund determines its net asset value. These recommendations are applied in accordance with the Adviser’s (the valuation designee’s) valuation procedures. These valuations are typically categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2026, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedule of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Strategic Income VCT Portfolio
Asset-Backed Securities ......................................... $ — $ 1,180 $ 89 $ 1,269
Collateralized Loan Obligations ................................... — 200 — 200
Collateralized Mortgage Obligations ................................ — 2,884 — 2,884
Common Stocks ............................................... 27 — —(a) 27
Preferred Stocks ............................................... 186 — — 186
Convertible Corporate Bonds ..................................... — 71 — 71
Convertible Preferred Stocks ...................................... 45 — — 45
Senior Secured Loans ........................................... — 334 — 334
Corporate Bonds .............................................. —(b) 7,400 —(b) 7,400
Yankee Dollars ............................................... — 5,499 — 5,499
U.S. Government Agency Mortgages ................................ — 4,793 — 4,793
U.S. Treasury Obligations ........................................ — 5,201 — 5,201
Affiliated Mutual Funds ......................................... 1,505 — — 1,505
Short-Term Investments ......................................... — 1,297 — 1,297
Total ....................................................... $ 1,763 $ 28,859 $ 89 $ 30,711
Liabilities:

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
23
(Unaudited)
As of June 30, 2026, there were no significant transfers into/out of Level 3.
Investment Companies:
Open-End Funds:
The Fund may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Below-Investment-Grade Securities:
The Fund may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Fund may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Fund makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place.  If the Fund owns delayed-
delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying Statement of Assets and Liabilities.
Insurance-Linked Securities ("ILS"):
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-
linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a specific size or magnitude that occur in a designated geographic region during a specified time period, and/or that involve losses or other metrics that exceed a specific amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry significant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude specified by the instrument.
In addition to the specified trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to specific risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Level 1 Level 2 Level 3 Total
Strategic Income VCT Portfolio, continued
TBA Sales Commitments ........................................ $ — $ (558) $ — $ (558)
Total ....................................................... $ — $ (558) $ — $ (558)
Other Financial Investments:*
Assets:
Credit Default Swap Agreement ................................... — 14 — 14
Forward Currency Contracts ...................................... — 31 — 31
Futures Contracts .............................................. 29 — — 29
Liabilities:
Credit Default Swap Agreement ................................... — (1) — (1)
Forward Currency Contracts ...................................... — (46) — (46)
Futures Contracts .............................................. (9) — — (9)
Total ....................................................... $ 20 $ (2) $ — $ 18
* Swap Agreements, Futures Contracts and Forward Foreign Currency Exchange Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Rounds to less than $1 thousand.
(b) Zero market value securities.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
24
(Unaudited)
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the
Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage
Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the
Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie
Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Loans:
Floating rate loans in which the Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid.
See note regarding below-investment-grade securities. The Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations. Transactions in loans often settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Securities Lending:
The Fund, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend its securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include
U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”) guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Fund’s Schedule of
Portfolio Investments. The Fund effectively does not have control of the non-cash collateral and therefore it is not disclosed on the Fund’s
Schedule of Portfolio Investments. Collateral requirements are determined daily based on the value of the Fund’s securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Fund also earns a return from the collateral. The Fund pays Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statement of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Fund’s agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2026, the Fund did not have any securities on loan.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by the Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Fund does not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Fund’s foreign exchange currency contracts might be considered spot contracts (typically a

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
25
(Unaudited)
contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Fund does not enter into such contracts solely for the purpose of earning foreign currency gains). As of June 30,
2026, the Fund had open forward foreign exchange currency contracts.
Futures Contracts:
The Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Fund is reflected on the Statement of Assets and
Liabilities under Futures contracts collateral.
Options Contracts:
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over the-
counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Credit Derivatives:
The Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional
Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
26
(Unaudited)
For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as "marking-to-market." The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed on the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities. The collateral held by the Fund is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts. The Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2026 (amounts in thousands):
*Includes cumulative appreciation (depreciation) of swap agreements as reported on the Schedule of Portfolio Investments. Only current day’s variation margin for swap agreements is reported within the Statement of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the six months ended June 30, 2026 (amounts in thousands):
Assets Liabilities
Futures
contracts*
Swap
Agreements*
Forward
Currency
Contracts
Futures
contracts*
Swap
agreements*
Forward
Currency
Contracts
Credit Risk Exposure: – 14,000 – – 1,000 –
Strategic Income VCT Portfolio .... $ – $ 14 $ – $ – $ (1) $ –
Interest Rate Risk Exposure: 29,000 – – (9,000) – –
Strategic Income VCT Portfolio .... 29 – – 9 – –
Foreign Exchange Rate Risk
Exposure: 31,000 (46,000)
Strategic Income VCT Portfolio .... – – 31 – – 46
Net realized gains
(losses) from
futures contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Realized
Gains (Losses)
from Forward
Currency Exchange
Contracts
Net change
in unrealized
appreciation/
depreciation on
futures contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Net Change
in Unrealized
Appreciation/
Depreciation
from Forward
Currency Exchange
Contracts
Credit Risk
Exposure: – (9,000) – – 5,000 –
Strategic Income
VCT Portfolio ... $ – $ (9) $ – $ – $ 5 $ –
Interest Rate Risk
Exposure: (92,000) – – 63,000 – –
Strategic Income
VCT Portfolio ... $ (92) $ – $ – $ 63 $ – $ –
Forward Exchange
Rate Risk
Exposure: – – 46,000 – – (15,000)
Strategic Income
VCT Portfolio ... – – 46 – – (15)

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
27
(Unaudited)
All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to the Fund’s net assets at period end is representative of the notional amount of open positions to net assets throughout the period.
Average Quarterly Balances of Outstanding Derivative Financial Instruments:
The following table summarizes the volume of derivative instruments activity for the six months ended June 30, 2026, categorized by derivative instrument type (amounts in thousands):
Investment Transactions and Related Income:
Investment transactions are recorded on trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period.  Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Interest income is accrued daily and recorded using the effective interest method, which includes the amortization of premiums and accretion of discounts on debt securities.
The Fund may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statement of Operations.
Withholding taxes on foreign dividends, interest, and capital gains have been provided for in accordance with the applicable tax rules and rates of each respective country.
Foreign Currency Translations:
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statement of Operations. Realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statement of Operations.
Federal Income Taxes:
The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Fund has a tax year end of December 31.
For the six months ended June 30, 2026, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Strategic Income
VCT Portfolio
Forward foreign currency exchange contracts:
Average amounts purchased .............................................................................. $ 2,143
Average amounts sold .................................................................................. $ 1,714
Futures contracts:
Average notional value of contracts — long .................................................................. $ 6,311
Average notional value of contracts — short .................................................................. $ (1,219)
Centrally cleared credit default swaps:
Average notional value — buy protection .................................................................... $ 307
Average notional value — sell protection $ 449
a

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
28
(Unaudited)
Allocations:
Expenses directly attributable to the Fund are charged to the Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Fees Paid Indirectly:
Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as Fees paid indirectly.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2026, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate of 0.65% of the Fund’s average daily net assets. Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statement of Operations as Investment advisory fees.
Amounts incurred and paid to VCM for the six months ended June 30, 2026, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Fund’s administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is paid an administration fee based on a percentage of the average daily net assets of all Companies and Funds (as defined in the Administration and Fund
Accounting Agreement) together with all other registered investment companies for which VCM acts as administrator, and allocating to the
Fund on a pro rata basis calculated based on the Fund’s average daily net assets. The tiered rates at which VCM is paid by the Fund are shown in the table below:
Amounts incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Administration fees.
Effective February 9, 2026, Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Fund pursuant to a Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Fund reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services, including costs associated with the Chief Compliance Officer, and implementing new reports required by new rules adopted by the SEC under the 1940 Act.
Prior to February 9, 2026, BNY Mellon served as sub-administrator and sub-fund accountant for the Fund. The total amounts incurred and paid for through the six months ended June 30, 2026 are reflected within the Sub-Administration fees on the Statement of Operations.
Transfer Agency Fees:
Effective February 9, 2026, FIS Investor Services LLC serves as the Fund’s transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of its reasonable out-of-pocket expenses incurred in providing these services. Prior to February 9, 2026, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates where transfer agent fees included sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts. In addition, the Fund would reimburse out-of-pocket expenses incurred by the former transfer agent related to shareholder communications activities such as proxy and
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Strategic Income VCT Portfolio ..................................... $ 3,697 $ 4,408 $ 23,994 $ 21,923
Annual Charge
Up to $15
billion
Over $15 billion -
30 billion
Over $30
billion - $85
billion
Over $85
billion
Strategic Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%, Plus 0.05%, plus 0.04%, plus 0.03%

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
29
(Unaudited)
statement mailings, and outgoing phone calls. Total transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the
Statement of Operations as Transfer agent fees.
Sub-Transfer Agency Fees:
Effective February 9, 2026, the Fund has entered into Sub-Transfer Agency Agreements with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and have agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders' accounts were maintained directly at the Fund's transfer agent. Prior to February 9, 2026, BNY
Mellon served as sub-transfer agent. Total sub-transfer agent fees incurred for the six months ended June 30, 2026, are reflected on the Statement of Operations as Sub-Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Fund pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee for Class II at an annual rate of up to 0.25% of the average daily net assets. Amounts incurred and paid to the Distributor for the six months ended June 30, 2026, are reflected on the Statement of Operations as 12b-1 fees.
Other Fees:
Effective February 9, 2026, Citibank serves as the Fund's custodian. The Fund pays Citibank a fee for providing these services. Prior to February
9, 2026, BNY Mellon served as the Fund's custodian. Total custodian fees incurred for the period ended June 30, 2026, are reflected on the
Statement of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limits for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2026, the expense limits
(excluding voluntary waivers) were as follows:
Under the terms of the expense limitation agreement, the Fund has agreed to repay fees and expenses that were waived or reimbursed by the
Adviser for a period of up to two years (twenty-four (24) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Fund has not recorded any amounts available to be repaid to the Adviser as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2026.
The dates in the table below represent the fiscal year-end in which the 24-month recoupment period expires. As of June 30, 2026, these amounts are available to be repaid to the Adviser (amounts in thousands):
The Adviser may voluntarily waive or reimburse additional fees and expenses or make other payments to assist the Fund in maintaining competitive expense ratios. Except as noted above, voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2026.
Certain officers and/or interested trustees of the Fund are also officers and/or employees of the Adviser, administrator, fund accountant, legal counsel, and Distributor.
In effect until April 1, 2028
Class I Class II
Strategic Income VCT Portfolio . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 1.00%
December 31,
2027
December 31,
2028 Total
Strategic Income VCT Portfolio ...................................................... $ 34 $ 23 $ 57

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
30
(Unaudited)
5. Risks:
The following describes principal risks that you may assume as an investor in the Fund. The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks. The Fund may be subject to other risks in addition to these identified risks.
Market Risk — The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, weather or climate events, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. If the market prices of the Fund’s securities and assets fall, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.
High-Yield/Junk Bond Risk — Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments, and may become illiquid. These risks are more pronounced for securities that are already in default.
Interest Rate Risk  — The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Duration is a measure of a fixed income security’s sensitivity to changes in interest rates. For example, if interest rates increase by 1%, the value of a fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities
(sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up or “widens,” the value of the security generally will go down.
Credit risk — Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
6. Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by the Fund, if any, during the period, is reflected on the Statement of Operations under Interfund lending.
The Fund did not utilize or participate in the Facility during the six months ended June 30, 2026.
7. Federal Income Tax Information:
Distributions from the Fund's net investment income are accrued daily and distributed on the last business day of each month. Distributable net realized gains, if any, are declared and paid at least annually.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders)
are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification, utilized earnings and profit distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Net investment losses incurred by the Fund may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (losses) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2025, the Fund had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used (amounts in thousands):

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
31
(Unaudited)
8. Affiliated Securities:
An affiliated security is a security in which the Fund has ownership of at least 5% of the issuer's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with the Fund or VCM. The Fund does not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on the Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the SEC by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the six months ended June 30, 2026, were as follows (amounts in thousands, except shares):
9. Master Netting Agreements:
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and setoff provisions which apply upon the occurrence of an event of default and/or a termination event as defined under the relevant ISDA
Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master
Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each specific ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA
Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty.
Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, repledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”.
Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following chart shows gross assets of the Fund as of June 30, 2026 (amounts in thousands):
as
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
Short-Term
Amount
Long-Term
Amount Total
Strategic Income VCT Portfolio ........................................... $ (466) $ (2,414) $ (2,880)
Fair Value
12/31/2025
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gains
(Losses)
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2026 Shares
Dividend
Income
Capital Gain
Distributions
Strategic Income VCT
Portfolio
Victory Pioneer ILS Interval
Fund ................ $ 1,382 $ — $ — $ — $ 123 $ 1,505 143,074 $ — $ —
a a a a a
Counterparty
Derivative
Liabilities
Subject to
Master Netting
Agreement
Derivatives
Available
for Offset
Non-Cash
Collateral
Pledged
(a)
Cash
Collateral
Pledged
(a)
Net Amount
of Derivative
Liabilities
(b)
Citibank NA
$ 23
$ — $ — $ —
$ 23
State Street
6
— — —
6
Total
$ 17
$ — $ — $ —
$ 17

Notes to Financial Statements — continued
June 30, 2026
Victory Variable Insurance Funds II
32
(Unaudited)
10. Segment Reporting:
The Adviser’s Management Committee acts as the Fund’s Chief Operating Decision Maker (“CODM”). The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is predetermined in accordance with the Fund's single investment objective. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
(800) 539-3863
19636-0826

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

         Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(a)(4) Not applicable

(a)(5) Not applicable

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            Victory Variable Insurance Funds II

By (Signature and Title)                  /s/ Carol D. Trevino
                                         Carol D. Trevino, Treasurer and Principal Financial Officer

Date      August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                  /s/ Thomas Dusenberry
                                           Thomas Dusenberry, President and Principal Executive Officer

Date      August 21, 2026

By (Signature and Title)                  /s/ Carol D. Trevino
                                         Carol D. Trevino, Treasurer and Principal Financial Officer

Date      August 21, 2026